UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS
================================

WELLS FARGO MASTER PORTFOLIOS
                        PORTFOLIO OF INVESTMENTS-- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                             VALUE

COMMON STOCK - 98.24%

AMUSEMENT & RECREATION SERVICES - 2.34%
  129,400         INTERNATIONAL GAME TECHNOLOGY                                                        $  4,448,772
                                                                                                      -------------

APPAREL & ACCESSORY STORES - 2.42%
   97,400         AMERICAN EAGLE OUTFITTERS INCORPORATED                                                  4,587,540
                                                                                                      -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.21%
   98,400         HOME DEPOT INCORPORATED                                                                 4,205,616
                                                                                                      -------------

BUSINESS SERVICES - 13.63%
   97,100         ADOBE SYSTEMS INCORPORATED                                                              6,092,054
   98,800         CHECKFREE CORPORATION+                                                                  3,762,304
  239,400         MICROSOFT CORPORATION                                                                   6,394,374
  143,200         ROBERT HALF INTERNATIONAL INCORPORATED                                                  4,214,376
  210,800         SYMANTEC CORPORATION+                                                                   5,430,208

                                                                                                         25,893,316
                                                                                                      -------------

CHEMICALS & ALLIED PRODUCTS - 9.80%
   86,000         GENENTECH INCORPORATED+                                                                 4,681,840
  108,000         GILEAD SCIENCES INCORPORATED+                                                           3,778,920
  170,800         PFIZER INCORPORATED                                                                     4,592,812
  101,000         PROCTER & GAMBLE COMPANY                                                                5,563,080

                                                                                                         18,616,652
                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.95%
  112,000         AMPHENOL CORPORATION CLASS A+                                                           4,114,880
  190,200         COMVERSE TECHNOLOGY INCORPORATED+                                                       4,650,390
  138,900         GENERAL ELECTRIC COMPANY                                                                5,069,850
  207,400         INTEL CORPORATION                                                                       4,851,086
   65,600         INTERNATIONAL BUSINESS MACHINES CORPORATION                                             6,466,848
  155,600         NETWORK APPLIANCE INCORPORATED+                                                         5,169,032
  160,300         NVIDIA CORPORATION+                                                                     3,776,668

                                                                                                         34,098,754
                                                                                                      -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 4.28%
   51,000         FORTUNE BRANDS INCORPORATED                                                             3,936,180
  115,000         MASCO CORPORATION                                                                       4,200,950

                                                                                                          8,137,130
                                                                                                      -------------

FOOD & KINDRED PRODUCTS - 1.84%
   67,000         PEPSICO INCORPORATED                                                                    3,497,400
                                                                                                      -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.12%
  122,500         RADIO SHACK CORPORATION                                                                 4,027,800
                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.76%
   76,200         3M COMPANY                                                                              6,253,734
  266,800         CISCO SYSTEMS INCORPORATED+                                                             5,149,240
  124,200         DELL INCORPORATED+                                                                      5,233,788

                                                                                                         16,636,762
                                                                                                      -------------

INSURANCE CARRIERS - 4.86%
   73,000         SAFECO CORPORATION                                                                      3,813,520



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                        PORTFOLIO OF INVESTMENTS-- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE

INSURANCE CARRIERS (continued)
   61,500         UNITEDHEALTH GROUP INCORPORATED                                                      $  5,413,845

                                                                                                          9,227,365
                                                                                                      -------------

LEATHER & LEATHER PRODUCTS - 2.77%
   93,300         COACH INCORPORATED+                                                                     5,262,120
                                                                                                      -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.17%
   60,000         BAUSCH & LOMB INCORPORATED                                                              3,867,600
   71,000         BECTON DICKINSON & COMPANY                                                              4,032,800
   72,000         STRYKER CORPORATION((                                                                   3,474,000
   51,800         ZIMMER HOLDINGS INCORPORATED+                                                           4,150,216

                                                                                                         15,524,616
                                                                                                      -------------

MEDICAL MANAGEMENT SERVICES - 2.37%
   84,800         COVENTRY HEALTH CARE INCORPORATED+                                                      4,501,184
                                                                                                      -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.70%
  110,800         JOHNSON & JOHNSON                                                                       7,026,936
                                                                                                      -------------

MISCELLANEOUS RETAIL - 4.99%
   94,200         COSTCO WHOLESALE CORPORATION                                                            4,560,222
   92,900         WAL-MART STORES INCORPORATED                                                            4,906,978

                                                                                                          9,467,200
                                                                                                      -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 4.02%
   37,700         BEAR STEARNS COMPANIES INCORPORATED                                                     3,857,087
   42,900         LEHMAN BROTHERS HOLDINGS INCORPORATED                                                   3,752,893

                                                                                                          7,609,980
                                                                                                      -------------

TRANSPORTATION EQUIPMENT - 2.01%
   37,000         UNITED TECHNOLOGIES CORPORATION                                                         3,823,950
                                                                                                      -------------

TOTAL COMMON STOCK (COST $161,752,920)                                                                  186,593,093
                                                                                                      -------------

SHORT-TERM INVESTMENTS - 1.76%

MUTUAL FUND - 1.76%
3,352,212         WELLS FARGO MONEY MARKET TRUST~++                                                       3,352,212
                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,352,212)                                                            3,352,212
                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $165,105,132)*                         100.00%                                                  $ 189,945,305
                                             -------                                                  -------------


+  NON-INCOME EARNING SECURITIES.
~  THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
   PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT
   ADVISORY FEE FOR SUCH INVESTMENTS.
++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,352,212.
*  COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL
   REPORTING PURPOSES.







THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

COMMON STOCK - 96.75%

BUSINESS SERVICES - 1.43%
    980,600   MICROSOFT CORPORATION                                                $  26,191,826
                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 10.42%
    399,425   ABBOTT LABORATORIES                                                     18,633,176
    373,872   AIR PRODUCTS & CHEMICALS INCORPORATED                                   21,673,360
    735,384   DU PONT (E.I.) DE NEMOURS & COMPANY                                     36,070,585
     41,477   HOSPIRA INCORPORATED+                                                    1,389,479
    180,085   MERCK & COMPANY INCORPORATED((                                           5,787,932
    721,735   PFIZER INCORPORATED                                                     19,407,454
    708,310   PROCTER & GAMBLE COMPANY                                                39,013,715
    888,181   ROHM & HAAS COMPANY                                                     39,284,246
    212,100   WYETH                                                                    9,033,339

                                                                                     190,293,286
                                                                                  --------------

COMMUNICATIONS - 3.25%
     32,540   AT&T CORPORATION                                                           620,213
    447,190   SBC COMMUNICATIONS INCORPORATED                                         11,524,086
  1,163,586   VERIZON COMMUNICATIONS INCORPORATED                                     47,136,869

                                                                                      59,281,168
                                                                                  --------------

DEPOSITORY INSTITUTIONS - 13.24%
    818,270   BANK OF AMERICA CORPORATION((                                           38,450,507
  1,031,665   CITIGROUP INCORPORATED((                                                49,705,620
  1,543,815   JP MORGAN CHASE & COMPANY                                               60,224,223
  2,047,701   US BANCORP                                                              64,133,996
    555,715   WACHOVIA CORPORATION                                                    29,230,609

                                                                                     241,744,955
                                                                                  --------------

EATING & DRINKING PLACES - 2.87%
  1,634,620   MCDONALD'S CORPORATION                                                  52,405,917
                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.70%
     25,858   DOMINION RESOURCES INCORPORATED((                                        1,751,621
    203,245   FIRSTENERGY CORPORATION((                                                8,030,210
    252,210   FPL GROUP INCORPORATED((                                                18,852,697
    753,165   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED((                          38,991,352

                                                                                      67,625,880
                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 12.53%
    899,650   EMERSON ELECTRIC COMPANY((                                              63,065,465
     95,697   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                            1,756,989
  1,986,344   GENERAL ELECTRIC COMPANY                                                72,501,556
    427,700   INTEL CORPORATION((                                                     10,003,903

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
    521,367   INTERNATIONAL BUSINESS MACHINES CORPORATION((                        $  51,396,359
    862,235   MOTOROLA INCORPORATED                                                   14,830,442
    973,070   NOKIA OYJ ADR                                                           15,248,007

                                                                                     228,802,721
                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.38%
    800,610   FORTUNE BRANDS INCORPORATED                                             61,791,080
                                                                                  --------------

FOOD & KINDRED PRODUCTS - 5.71%
  1,153,795   PEPSICO INCORPORATED                                                    60,228,099
  1,826,375   SARA LEE CORPORATION                                                    44,088,693

                                                                                     104,316,792
                                                                                  --------------

GENERAL MERCHANDISE STORES - 4.79%
  1,081,045   MAY DEPARTMENT STORES COMPANY((                                         31,782,723
  1,071,245   TARGET CORPORATION((                                                    55,629,753

                                                                                      87,412,476
                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.40%
    532,991   3M COMPANY((                                                            43,742,571
                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.16%
    524,780   METLIFE INCORPORATED((                                                  21,258,838
                                                                                  --------------

INSURANCE CARRIERS - 5.40%
    115,419   AEGON NV((                                                               1,582,394
    444,595   ALLSTATE CORPORATION                                                    22,994,453
    583,343   AMERICAN INTERNATIONAL GROUP INCORPORATED                               38,308,135
    963,650   ST. PAUL COMPANIES INCORPORATED                                         35,722,506

                                                                                      98,607,488
                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.66%
    266,900   BAXTER INTERNATIONAL INCORPORATED                                        9,218,726
    371,059   BECTON DICKINSON & COMPANY                                              21,076,151

                                                                                      30,294,877
                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.40%
  2,616,415   HEWLETT-PACKARD COMPANY                                                 54,866,223
    403,015   JOHNSON & JOHNSON((                                                     25,559,211

                                                                                      80,425,434
                                                                                  --------------

MOTION PICTURES - 1.35%
    885,340   WALT DISNEY COMPANY((                                                   24,612,452
                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.74%
    888,030   AMERICAN EXPRESS COMPANY                                             $  50,058,251
                                                                                  --------------

PAPER & ALLIED PRODUCTS - 0.99%
    273,700   KIMBERLY-CLARK CORPORATION                                              18,012,213
          0   NEENAH PAPER INCORPORATED+                                                      16

                                                                                      18,012,197
                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.23%
    426,708   BP PLC ADR                                                              24,919,747
    895,770   CHEVRONTEXACO CORPORATION((                                             47,036,883
    298,375   CONOCOPHILLIPS                                                          25,907,901
  1,461,686   EXXONMOBIL CORPORATION                                                  74,926,024
    243,334   ROYAL DUTCH PETROLEUM COMPANY                                           13,962,505

                                                                                     186,753,060
                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.29%
    425,000   MORGAN STANLEY((                                                        23,596,000
                                                                                  --------------

TOBACCO PRODUCTS - 1.73%
    516,400   ALTRIA GROUP INCORPORATED((                                             31,552,040
                                                                                  --------------

TRANSPORTATION EQUIPMENT - 2.08%
  1,078,030   HONEYWELL INTERNATIONAL INCORPORATED                                    38,173,042
                                                                                  --------------

TOTAL COMMON STOCK (COST $1,280,696,425)                                           1,766,952,367
                                                                                  --------------

WARRANTS - 0.00%
     47,177   LUCENT TECHNOLOGIES INCORPORATED (EXPIRES ON DECEMBER 10, 2007)+            74,540

TOTAL WARRANTS (COST $75,011)                                                             74,540
                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 3.00%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.31%
    341,000   EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET                               341,000
    619,564   FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                 619,564
  4,694,348   SHORT TERM INVESTMENT COMPANY LIQUID ASSETS PORTFOLIO                    4,694,348

                                                                                       5,654,912
                                                                                  --------------

PRINCIPAL                                                INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 2.69%
$   683,000   BELFORD U.S. CAPITAL COMPANY MEDIUM TERM
              NOTE TRANCHE                                    2.06%       06/21/2005     682,980
    205,000   BETA FIN INC. MEDIUM TERM NOTE TRANCHE          1.91        06/02/2006     204,996
    341,000   CC USA INC. MEDIUM TERM NOTE TRANCHE            1.65        07/05/2005     341,252
  2,484,000   CEDAR SPRING CAPITAL COMPANYCOMMERCIAL PAPER^   2.35        01/28/2005   2,480,075
  3,000,000   CORPORATION ASSET SECURITY AUSTRALIA COMMERCIAL
              PAPER^                                          2.00        01/13/2005   2,998,170
    205,000   DEUTSCHE BANK NY CERTFICATE OF DEPOSIT          1.86        11/10/2005     203,409
    682,000   DEUTSCHE BANK FINLAND LLC MEDIUM TERM NOTE
              TRANCHE                                         1.39        02/22/2005     682,171
    546,000   GENERAL ELECTRIC CAPITAL CORPORATION MEDIUM
              TERM NOTE TRANCHE                               1.91        02/04/2005     546,120
    205,000   GOLDMAN SACHS GROUP COMMERCIAL PAPER^           2.12        02/04/2005     204,574

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                              INTEREST RATE  MATURITY DATE   VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
    273,000   K2 USA LLC MEDIUM TERM NOTE TRANCHE             1.37%       07/24/2006 $   272,967
  4,000,000   LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^    2.36        01/26/2005   3,994,160
    341,000   LEHMAN BROTHERS HOLDINGS INC. MEDIUM TERM NOTE
              TRANCHE                                         2.14        12/23/2005     341,174
    683,000   LEHMAN BROTHERS                                 1.62        02/16/2005     683,000
    683,000   LINKS FINANCIAL LLC MEDIUM TERM NOTE TRANCHE    2.09        03/15/2006     682,836
    410,000   LIQUID FUNDING LIMITED COMMERCIAL PAPER^        2.43        03/29/2005     407,618
    341,000   LIQUID FUNDING LIMITED                          1.36        03/31/2005     341,000
    478,000   LIQUID FUNDING LIMITED                          1.92        06/01/2005     478,000
    546,000   MERRILL LYNCH & COMPANY INCORPORATED MEDIUM
              TERM NOTE TRANCHE                               2.01        01/24/2005     546,137
    273,000   MORGAN STANLEY SERIES EXL                       2.10        08/13/2010     272,992
    683,000   MORGAN STANLEY COMMERCIAL PAPER^                2.05        04/22/2005     677,809
  7,518,000   NATEXIS BANQUES POPULAIRES NY BRH               1.94        06/09/2005     681,436
    683,000   RESTRUCTURED ASSET SECS ENHANCED SERIES
              2004-6 C                                        2.14        05/20/2005     683,232
    683,000   SECURITY LIFE OF DENVER FUNDING AGREEMENT^      2.20        06/03/2005     683,000
    910,000   SHEFFIELD RECEIVABLES COMMERCIAL PAPER^         2.26        01/07/2005     909,773
    683,000   TANGO FINANCIAL CORPORATION MEDIUM TERM NOTE
              TRANCHE                                         1.83        10/25/2006     682,747
    341,000   TRAVELERS INSURANCE FUNDING  AGREEMENT          4.87        02/11/2005     340,992
  3,000,000   VARIABLE FUNDING CAPITAL CORPORATION COMMERCIAL
              PAPER^                                          2.23        01/03/2005   3,000,000
 13,000,000   DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE
              AGREEMENT                                       2.30        01/03/2005  13,000,000
12,000,000    BEAR STEARNS & COMPANY AGENCY MORTGAGE
              REPURCHASE AGREEMENT                            2.28        01/03/2005  12,000,000

                                                                                      49,022,620
                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $54,677,532)                          54,677,532
                                                                                  --------------

SHORT-TERM INVESTMENTS - 0.25%

SHARES

MUTUAL FUND - 0.25%
  4,549,143   WELLS FARGO MONEY MARKET TRUST~++                                        4,549,143

TOTAL SHORT-TERM INVESTMENTS (COST $4,549,143)                                         4,549,143
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,339,998,111)*                                              100.00%       $1,826,253,582
                                                                    -------       --------------

+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,549,143.
** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $33,377,600. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.70% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                        PORTFOLIO OF INVESTMENTS-- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE

COMMON STOCK - 90.21%

AMUSEMENT & RECREATION SERVICES - 0.15%
        19,716    HARRAH'S ENTERTAINMENT INCORPORATED((                                             $      1,318,803
        60,705    INTERNATIONAL GAME TECHNOLOGY((                                                          2,087,038

                                                                                                           3,405,841
                                                                                                    -----------------
APPAREL & ACCESSORY STORES - 0.41%
       159,191    GAP INCORPORATED((                                                                       3,362,114
        60,185    KOHL'S CORPORATION+                                                                      2,959,296
        71,093    LIMITED BRANDS((                                                                         1,636,561
        24,734    NORDSTROM INCORPORATED((                                                                 1,155,820

                                                                                                           9,113,791
                                                                                                    -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
        21,966    JONES APPAREL GROUP INCORPORATED                                                           803,297
        18,974    LIZ CLAIBORNE INCORPORATED                                                                 800,892
        19,420    VF CORPORATION                                                                           1,075,480

                                                                                                           2,679,669
                                                                                                    -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
        46,960    AUTONATION INCORPORATED+((                                                                 902,101
        14,644    AUTOZONE INCORPORATED+((                                                                 1,337,144

                                                                                                           2,239,245
                                                                                                    -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
        11,342    RYDER SYSTEM INCORPORATED                                                                  541,807
                                                                                                    -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.16%
        21,767    CENTEX CORPORATION                                                                       1,296,878
         8,156    KB HOME((                                                                                  851,486
        22,355    PULTE HOMES INCORPORATED                                                                 1,426,249

                                                                                                           3,574,613
                                                                                                    -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.16%
       386,713    HOME DEPOT INCORPORATED                                                                 16,528,113
       137,327    LOWE'S COMPANIES INCORPORATED                                                            7,908,662
        25,076    SHERWIN-WILLIAMS COMPANY                                                                 1,119,142

                                                                                                          25,555,917
                                                                                                    -----------------

BUSINESS SERVICES - 6.56%
        42,235    ADOBE SYSTEMS INCORPORATED                                                               2,649,824
        22,541    AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+((                                     1,356,743
        39,984    AUTODESK INCORPORATED((                                                                  1,517,393


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                        PORTFOLIO OF INVESTMENTS-- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES            SECURITY NAME                                                                              VALUE

BUSINESS SERVICES (CONTINUED)
       102,895    AUTOMATIC DATA PROCESSING INCORPORATED                                            $      4,563,393
        39,294    BMC SOFTWARE INCORPORATED+                                                                 730,868
       185,953    CENDANT CORPORATION                                                                      4,347,581
        29,793    CITRIX SYSTEMS INCORPORATED+                                                               730,822
       103,104    COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                           3,202,410
        33,241    COMPUTER SCIENCES CORPORATION+                                                           1,873,795
        68,024    COMPUWARE CORPORATION+                                                                     440,115
        25,108    CONVERGYS CORPORATION+((                                                                   376,369
       116,434    EBAY INCORPORATED+                                                                      13,538,946
        53,490    ELECTRONIC ARTS INCORPORATED+((                                                          3,299,263
        90,247    ELECTRONIC DATA SYSTEMS CORPORATION((                                                    2,084,706
        23,995    EQUIFAX INCORPORATED                                                                       674,260
       151,036    FIRST DATA CORPORATION                                                                   6,425,071
        34,397    FISERV INCORPORATED+                                                                     1,382,415
        41,192    IMS HEALTH INCORPORATED((                                                                  956,066
        74,355    INTERPUBLIC GROUP OF COMPANIES INCORPORATED((                                              996,357
        33,740    INTUIT INCORPORATED+                                                                     1,484,897
        14,870    MERCURY INTERACTIVE CORPORATION+((                                                         677,329
     1,915,157    MICROSOFT CORPORATION                                                                   51,153,843
        20,890    MONSTER WORLDWIDE INCORPORATED+                                                            702,740
        16,592    NCR CORPORATION+((                                                                       1,148,664
        68,111    NOVELL INCORPORATED+                                                                       459,749
        32,983    OMNICOM GROUP INCORPORATED                                                               2,781,127
       910,799    ORACLE CORPORATION+((                                                                   12,496,162
        47,404    PARAMETRIC TECHNOLOGY CORPORATION+                                                         279,210
        64,623    PEOPLESOFT INCORPORATED+                                                                 1,711,217
        30,350    ROBERT HALF INTERNATIONAL INCORPORATED                                                     893,201
        89,039    SIEBEL SYSTEMS INCORPORATED+                                                               934,910
       585,866    SUN MICROSYSTEMS INCORPORATED+                                                           3,151,959
        50,799    SUNGARD DATA SYSTEMS INCORPORATED+                                                       1,439,136
       111,023    SYMANTEC CORPORATION+((                                                                  2,859,952
        58,981    UNISYS CORPORATION+                                                                        600,427
        76,240    VERITAS SOFTWARE CORPORATION+                                                            2,176,652
       239,656    YAHOO! INCORPORATED+                                                                     9,030,238

                                                                                                         145,127,810
                                                                                                    -----------------

CHEMICALS & ALLIED PRODUCTS - 9.07%
       274,987    ABBOTT LABORATORIES                                                                     12,828,144
        40,036    AIR PRODUCTS & CHEMICALS INCORPORATED                                                    2,320,887
        15,975    ALBERTO-CULVER COMPANY CLASS B                                                             775,906
       223,000    AMGEN INCORPORATED+                                                                     14,305,450
        19,457    AVERY DENNISON CORPORATION                                                               1,166,836
        83,292    AVON PRODUCTS INCORPORATED                                                               3,223,400
       342,631    BRISTOL-MYERS SQUIBB COMPANY((                                                           8,778,206
        33,065    CHIRON CORPORATION+                                                                      1,102,056
        26,713    CLOROX COMPANY                                                                           1,574,197
        93,542    COLGATE PALMOLIVE COMPANY                                                                4,785,609


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
       165,474    DOW CHEMICAL COMPANY                                                              $      8,192,618
       175,773    DU PONT (E.I.) DE NEMOURS & COMPANY                                                      8,621,666
        13,712    EASTMAN CHEMICAL COMPANY                                                                   791,594
        45,346    ECOLAB INCORPORATED                                                                      1,593,005
       199,143    ELI LILLY & COMPANY                                                                     11,301,365
        65,221    FOREST LABORATORIES INCORPORATED+((                                                      2,925,814
        43,660    GENZYME CORPORATION+                                                                     2,535,336
        75,841    GILEAD SCIENCES INCORPORATED+((                                                          2,653,677
       176,468    GILLETTE COMPANY                                                                         7,902,237
         8,946    GREAT LAKES CHEMICAL CORPORATION                                                           254,872
        27,487    HOSPIRA INCORPORATED+                                                                      920,815
        16,597    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                            711,015
        42,549    KING PHARMACEUTICALS INCORPORATED+((                                                       527,608
        43,903    MEDIMMUNE INCORPORATED+                                                                  1,190,210
       390,810    MERCK & COMPANY INCORPORATED                                                            12,560,633
        47,035    MONSANTO COMPANY                                                                         2,612,794
        47,335    MYLAN LABORATORIES INCORPORATED                                                            836,883
     1,330,021    PFIZER INCORPORATED                                                                     35,764,265
        30,255    PPG INDUSTRIES INCORPORATED                                                              2,062,181
        57,235    PRAXAIR INCORPORATED                                                                     2,526,925
       447,793    PROCTER & GAMBLE COMPANY                                                                24,664,438
        39,517    ROHM & HAAS COMPANY                                                                      1,747,837
       259,349    SCHERING-PLOUGH CORPORATION((                                                            5,415,207
        12,172    SIGMA-ALDRICH CORPORATION((                                                                735,919
        19,279    WATSON PHARMACEUTICALS INCORPORATED+                                                       632,544
       234,941    WYETH                                                                                   10,006,137

                                                                                                         200,548,286
                                                                                                    -----------------

COMMUNICATIONS - 3.79%
        54,296    ALLTEL CORPORATION                                                                       3,190,433
       139,983    AT&T CORPORATION                                                                         2,668,076
        79,729    AVAYA INCORPORATED+((                                                                    1,371,339
       322,472    BELLSOUTH CORPORATION                                                                    8,961,497
        23,783    CENTURYTEL INCORPORATED((                                                                  843,583
       103,929    CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                3,480,582
       393,652    COMCAST CORPORATION CLASS A+((                                                          13,100,738
       196,145    NEXTEL COMMUNICATIONS INCORPORATED CLASS A+((                                            5,884,350
       319,715    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                         1,419,535
       583,677    SBC COMMUNICATIONS INCORPORATED                                                         15,041,356
       255,864    SPRINT CORPORATION-FON GROUP                                                             6,358,220
        56,817    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+((                                         1,663,034
       487,647    VERIZON COMMUNICATIONS INCORPORATED                                                     19,754,580

                                                                                                          83,737,323
                                                                                                    -----------------

DEPOSITORY INSTITUTIONS - 9.51%
        62,307    AMSOUTH BANCORPORATION                                                                   1,613,751


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
       716,484    BANK OF AMERICA CORPORATION                                                       $     33,667,583
       137,044    BANK OF NEW YORK COMPANY INCORPORATED                                                    4,580,011
        97,659    BB&T CORPORATION((                                                                       4,106,561
       912,469    CITIGROUP INCORPORATED                                                                  43,962,756
        30,190    COMERICA INCORPORATED((                                                                  1,842,194
        21,604    COMPASS BANCSHARES INCORPORATED                                                          1,051,467
       100,391    FIFTH THIRD BANCORP                                                                      4,746,487
        21,752    FIRST HORIZON NATIONAL CORPORATION                                                         937,729
        53,822    GOLDEN WEST FINANCIAL CORPORATION                                                        3,305,747
        40,457    HUNTINGTON BANCSHARES INCORPORATED                                                       1,002,525
       627,426    JP MORGAN CHASE & COMPANY                                                               24,475,888
        71,656    KEYCORP                                                                                  2,429,138
        20,622    M&T BANK CORPORATION                                                                     2,223,877
        39,251    MARSHALL & ILSLEY CORPORATION((                                                          1,734,894
        74,685    MELLON FINANCIAL CORPORATION                                                             2,323,450
       116,738    NATIONAL CITY CORPORATION                                                                4,383,512
        82,408    NORTH FORK BANCORPORATION INCORPORATED                                                   2,377,471
        38,719    NORTHERN TRUST CORPORATION                                                               1,880,969
        49,735    PNC FINANCIAL SERVICES GROUP                                                             2,856,778
        81,393    REGIONS FINANCIAL CORPORATION                                                            2,896,777
        60,462    SOVEREIGN BANCORP INCORPORATED                                                           1,363,418
        59,229    STATE STREET CORPORATION                                                                 2,909,329
        63,092    SUNTRUST BANKS INCORPORATED((                                                            4,661,237
        54,499    SYNOVUS FINANCIAL CORPORATION                                                            1,557,581
       331,023    US BANCORP                                                                              10,367,640
       282,821    WACHOVIA CORPORATION                                                                    14,876,385
       153,694    WASHINGTON MUTUAL INCORPORATED((                                                         6,498,182
       297,446    WELLS FARGO & COMPANY++                                                                 18,486,269
        15,767    ZIONS BANCORPORATION                                                                     1,072,629

                                                                                                         210,192,235
                                                                                                    -----------------

EATING & DRINKING PLACES - 0.50%
        27,794    DARDEN RESTAURANTS INCORPORATED((                                                          771,005
       221,279    MCDONALD'S CORPORATION                                                                   7,094,205
        20,005    WENDY'S INTERNATIONAL INCORPORATED((                                                       785,396
        51,181    YUM! BRANDS INCORPORATED((                                                               2,414,720

                                                                                                          11,065,326
                                                                                                    -----------------

EDUCATIONAL SERVICES - 0.12%
        33,973    APOLLO GROUP INCORPORATED CLASS A+                                                       2,741,961
                                                                                                    -----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.04%
       113,861    AES CORPORATION+                                                                         1,556,480
        24,151    ALLEGHENY ENERGY INCORPORATED+((                                                           476,016
        56,048    ALLIED WASTE INDUSTRIES INCORPORATED+((                                                    520,125
        34,220    AMEREN CORPORATION((                                                                     1,715,791


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
        69,692    AMERICAN ELECTRIC POWER COMPANY INCORPORATED((                                    $      2,393,223
        93,854    CALPINE CORPORATION+((                                                                     369,785
        54,171    CENTERPOINT ENERGY INCORPORATED((                                                          612,132
        31,807    CINERGY CORPORATION                                                                      1,324,125
        58,402    CITIZENS COMMUNICATIONS COMPANY((                                                          805,363
        33,428    CMS ENERGY CORPORATION+((                                                                  349,323
        42,530    CONSOLIDATED EDISON INCORPORATED                                                         1,860,687
        30,906    CONSTELLATION ENERGY GROUP INCORPORATED                                                  1,350,901
        58,167    DOMINION RESOURCES INCORPORATED((                                                        3,940,232
        30,601    DTE ENERGY COMPANY                                                                       1,319,821
       165,184    DUKE ENERGY CORPORATION((                                                                4,184,111
        66,851    DYNEGY INCORPORATED CLASS A+((                                                             308,852
        57,389    EDISON INTERNATIONAL                                                                     1,838,170
       112,909    EL PASO CORPORATION                                                                      1,174,254
        39,968    ENTERGY CORPORATION                                                                      2,701,437
       116,281    EXELON CORPORATION                                                                       5,124,504
        58,098    FIRSTENERGY CORPORATION                                                                  2,295,452
        32,632    FPL GROUP INCORPORATED((                                                                 2,439,242
        28,213    KEYSPAN CORPORATION                                                                      1,113,003
        21,760    KINDER MORGAN INCORPORATED((                                                             1,591,309
         7,761    NICOR INCORPORATED                                                                         286,691
        46,411    NISOURCE INCORPORATED                                                                    1,057,243
         6,628    PEOPLES ENERGY CORPORATION                                                                 291,301
        70,617    PG&E CORPORATION+((                                                                      2,350,134
        16,085    PINNACLE WEST CAPITAL CORPORATION                                                          714,335
        33,275    PPL CORPORATION                                                                          1,772,892
        43,471    PROGRESS ENERGY INCORPORATED                                                             1,966,628
        41,786    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                             2,163,261
        40,829    SEMPRA ENERGY((                                                                          1,497,608
       130,025    SOUTHERN COMPANY((                                                                       4,358,438
        35,012    TECO ENERGY INCORPORATED((                                                                 537,084
        43,350    TXU CORPORATION((                                                                        2,798,676
       102,140    WASTE MANAGEMENT INCORPORATED                                                            3,058,057
        97,843    WILLIAMS COMPANIES INCORPORATED((                                                        1,593,862
        70,425    XCEL ENERGY INCORPORATED                                                                 1,281,735

                                                                                                          67,092,283
                                                                                                    -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.85%
       142,482    ADC TELECOMMUNICATIONS INCORPORATED+((                                                     381,852
        62,518    ADVANCED MICRO DEVICES INCORPORATED+((                                                   1,376,646
        65,480    ALTERA CORPORATION+((                                                                    1,355,436
        35,297    AMERICAN POWER CONVERSION CORPORATION                                                      755,356
        66,649    ANALOG DEVICES INCORPORATED((                                                            2,460,681
        28,323    ANDREW CORPORATION+((                                                                      386,042
        55,157    APPLIED MICRO CIRCUITS CORPORATION+                                                        232,211
        56,733    BROADCOM CORPORATION CLASS A+((                                                          1,831,341
       100,255    CIENA CORPORATION+                                                                         334,852


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                              VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
        34,459    COMVERSE TECHNOLOGY INCORPORATED+((                                               $        842,523
        16,678    COOPER INDUSTRIES LIMITED CLASS A                                                        1,132,269
        74,005    EMERSON ELECTRIC COMPANY                                                                 5,187,750
        70,457    FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                            1,293,590
     1,859,767    GENERAL ELECTRIC COMPANY                                                                67,881,495
     1,129,961    INTEL CORPORATION                                                                       26,429,788
       295,074    INTERNATIONAL BUSINESS MACHINES CORPORATION                                             29,088,395
        35,396    JABIL CIRCUIT INCORPORATED+                                                                905,430
       253,675    JDS UNIPHASE CORPORATION+((                                                                804,150
        34,588    KLA-TENCOR CORPORATION+                                                                  1,611,109
        18,833    L-3 COMMUNICATIONS HOLDINGS INCORPORATED((                                               1,379,329
        54,164    LINEAR TECHNOLOGY CORPORATION                                                            2,099,397
        67,797    LSI LOGIC CORPORATION+                                                                     371,528
       759,087    LUCENT TECHNOLOGIES INCORPORATED+((                                                      2,854,167
        57,201    MAXIM INTEGRATED PRODUCTS INCORPORATED((                                                 2,424,750
        13,902    MAYTAG CORPORATION((                                                                       293,332
       107,708    MICRON TECHNOLOGY INCORPORATED+((                                                        1,330,194
        33,401    MOLEX INCORPORATED((                                                                     1,002,030
       416,146    MOTOROLA INCORPORATED                                                                    7,157,711
        63,077    NATIONAL SEMICONDUCTOR CORPORATION                                                       1,132,232
        63,002    NETWORK APPLIANCE INCORPORATED+                                                          2,092,926
        25,148    NOVELLUS SYSTEMS INCORPORATED+((                                                           701,378
        29,335    NVIDIA CORPORATION+((                                                                      691,133
        31,166    PMC-SIERRA INCORPORATED+((                                                                 350,617
        14,769    POWER-ONE INCORPORATED+                                                                    131,739
        16,269    QLOGIC CORPORATION+                                                                        597,560
       286,719    QUALCOMM INCORPORATED                                                                   12,156,886
        31,183    ROCKWELL COLLINS INCORPORATED((                                                          1,229,858
        91,796    SANMINA-SCI CORPORATION+((                                                                 777,512
        26,978    SCIENTIFIC-ATLANTA INCORPORATED((                                                          890,544
       169,391    SOLECTRON CORPORATION+                                                                     902,854
        81,166    TELLABS INCORPORATED+                                                                      697,216
       304,918    TEXAS INSTRUMENTS INCORPORATED((                                                         7,507,081
        11,693    WHIRLPOOL CORPORATION((                                                                    809,273
        61,135    XILINX INCORPORATED((                                                                    1,812,653

                                                                                                         195,684,816
                                                                                                    -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.32%
        14,696    FLUOR CORPORATION                                                                          801,079
        26,069    MOODY'S CORPORATION                                                                      2,264,093
        66,598    PAYCHEX INCORPORATED                                                                     2,269,660
        17,946    QUEST DIAGNOSTICS INCORPORATED                                                           1,714,740

                                                                                                           7,049,572
                                                                                                    -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.49%
        19,792    BALL CORPORATION                                                                           870,452


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (CONTINUED)
        25,371    FORTUNE BRANDS INCORPORATED                                                       $      1,958,134
        53,241    ILLINOIS TOOL WORKS INCORPORATED                                                         4,934,376
        76,319    MASCO CORPORATION                                                                        2,787,933
        10,182    SNAP-ON INCORPORATED                                                                       349,853

                                                                                                          10,900,748
                                                                                                    -----------------

FINANCIAL SERVICES - 0.04%
        42,162    JANUS CAPITAL GROUP INCORPORATED                                                           708,743
                                                                                                    -----------------

FOOD & KINDRED PRODUCTS - 3.17%
         6,584    ADOLPH COORS COMPANY CLASS B((                                                             498,211
       141,090    ANHEUSER-BUSCH COMPANIES INCORPORATED                                                    7,157,496
       114,658    ARCHER-DANIELS-MIDLAND COMPANY                                                           2,558,020
        72,304    CAMPBELL SOUP COMPANY                                                                    2,161,167
       427,375    COCA-COLA COMPANY                                                                       17,791,621
        82,612    COCA-COLA ENTERPRISES INCORPORATED                                                       1,722,460
        93,076    CONAGRA FOODS INCORPORATED                                                               2,741,088
        66,967    GENERAL MILLS INCORPORATED                                                               3,328,930
        19,687    HERCULES INCORPORATED+                                                                     292,352
        43,376    HERSHEY FOODS CORPORATION                                                                2,409,103
        61,553    HJ HEINZ COMPANY                                                                         2,399,951
        72,819    KELLOGG COMPANY                                                                          3,252,097
        24,144    MCCORMICK & COMPANY INCORPORATED                                                           931,958
        44,801    PEPSI BOTTLING GROUP INCORPORATED((                                                      1,211,419
       298,391    PEPSICO INCORPORATED                                                                    15,576,010
       139,727    SARA LEE CORPORATION                                                                     3,373,010
        39,589    WM WRIGLEY JR COMPANY                                                                    2,739,163

                                                                                                          70,144,056
                                                                                                    -----------------

FOOD STORES - 0.37%
        64,785    ALBERTSON'S INCORPORATED                                                                 1,547,066
       130,188    KROGER COMPANY+                                                                          2,283,497
        70,010    STARBUCKS CORPORATION+((                                                                 4,365,824

                                                                                                           8,196,387
                                                                                                    -----------------

FORESTRY - 0.13%
        42,178    WEYERHAEUSER COMPANY((                                                                   2,835,205
                                                                                                    -----------------

FURNITURE & FIXTURES - 0.10%
        33,763    LEGGETT & PLATT INCORPORATED                                                               959,882
        48,421    NEWELL RUBBERMAID INCORPORATED((                                                         1,171,304

                                                                                                           2,131,186
                                                                                                    -----------------

GENERAL MERCHANDISE STORES - 0.91%
        20,291    BIG LOTS INCORPORATED+((                                                                   246,130


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE

GENERAL MERCHANDISE STORES (CONTINUED)
        57,845    DOLLAR GENERAL CORPORATION                                                        $      1,201,441
        29,641    FAMILY DOLLAR STORES INCORPORATED                                                          925,688
        31,671    FEDERATED DEPARTMENT STORES INCORPORATED                                                 1,830,267
        50,762    JC PENNEY COMPANY INCORPORATED                                                           2,101,547
        51,334    MAY DEPARTMENT STORES COMPANY                                                            1,509,219
        37,345    SEARS ROEBUCK & COMPANY((                                                                1,905,715
       159,116    TARGET CORPORATION                                                                       8,262,894
        86,090    TJX COMPANIES INCORPORATED                                                               2,163,442

                                                                                                          20,146,343
                                                                                                    -----------------

HEALTH SERVICES - 0.62%
        59,605    BIOGEN IDEC INCORPORATED+((                                                              3,970,289
        82,081    CAREMARK RX INCORPORATED+                                                                3,236,454
        73,996    HCA INCORPORATED((                                                                       2,956,880
        42,874    HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A((                                       974,097
        24,597    LABORATORY CORPORATION OF AMERICA HOLDINGS+                                              1,225,423
        15,403    MANOR CARE INCORPORATED                                                                    545,728
        82,106    TENET HEALTHCARE CORPORATION+((                                                            901,524

                                                                                                          13,810,395
                                                                                                    -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.50%
        16,671    APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                          642,500
        34,468    ARCHSTONE-SMITH TRUST                                                                    1,320,124
        70,971    EQUITY OFFICE PROPERTIES TRUST((                                                         2,066,676
        49,439    EQUITY RESIDENTIAL((                                                                     1,788,703
        32,291    PLUM CREEK TIMBER COMPANY                                                                1,241,266
        32,024    PROLOGIS                                                                                 1,387,600
        38,947    SIMON PROPERTY GROUP INCORPORATED((                                                      2,518,703

                                                                                                          10,965,572
                                                                                                    -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
        52,944    BED BATH & BEYOND INCORPORATED+                                                          2,108,760
        57,246    BEST BUY COMPANY INCORPORATED                                                            3,401,557
        35,014    CIRCUIT CITY STORES INCORPORATED                                                           547,619
        28,122    RADIO SHACK CORPORATION                                                                    924,651

                                                                                                           6,982,587
                                                                                                    -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.28%
        67,804    HILTON HOTELS CORPORATION                                                                1,541,863
        40,317    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                              2,539,164
        36,667    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                         2,141,353

                                                                                                           6,222,380
                                                                                                    -----------------



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.32%
       137,868    3M COMPANY                                                                        $     11,314,827
        37,679    AMERICAN STANDARD COMPANIES INCORPORATED+((                                              1,556,896
        68,330    APPLE COMPUTER INCORPORATED+                                                             4,400,452
       299,132    APPLIED MATERIALS INCORPORATED+                                                          5,115,157
        58,787    BAKER HUGHES INCORPORATED((                                                              2,508,441
        14,117    BLACK & DECKER CORPORATION                                                               1,246,955
        60,370    CATERPILLAR INCORPORATED                                                                 5,886,679
     1,190,993    CISCO SYSTEMS INCORPORATED+                                                             22,986,165
         7,803    CUMMINS INCORPORATED((                                                                     653,813
        43,710    DEERE & COMPANY                                                                          3,252,024
       439,763    DELL INCORPORATED+                                                                      18,531,613
        35,814    DOVER CORPORATION                                                                        1,502,039
       423,567    EMC CORPORATION+                                                                         6,298,441
        65,648    GATEWAY INCORPORATED+                                                                      394,545
        30,528    INGERSOLL-RAND COMPANY CLASS A                                                           2,451,398
        22,814    LEXMARK INTERNATIONAL INCORPORATED+((                                                    1,939,190
        22,035    PALL CORPORATION                                                                           637,913
        21,038    PARKER HANNIFIN CORPORATION                                                              1,593,418
        40,711    PITNEY BOWES INCORPORATED                                                                1,884,105
        14,426    STANLEY WORKS                                                                              706,730
        42,159    SYMBOL TECHNOLOGIES INCORPORATED((                                                         729,351

                                                                                                          95,590,152
                                                                                                    -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.76%
        50,028    ACE LIMITED                                                                              2,138,697
        55,633    AON CORPORATION                                                                          1,327,403
        28,075    HUMANA INCORPORATED+((                                                                     833,547
        24,038    JEFFERSON-PILOT CORPORATION((                                                            1,249,015
        91,704    MARSH & MCLENNAN COMPANIES INCORPORATED((                                                3,017,062
        47,930    MEDCO HEALTH SOLUTIONS INCORPORATED+                                                     1,993,888
       132,132    METLIFE INCORPORATED((                                                                   5,352,667
        52,210    UNUMPROVIDENT CORPORATION                                                                  936,647

                                                                                                          16,848,926
                                                                                                    -----------------

INSURANCE CARRIERS - 4.35%
        27,049    AETNA INCORPORATED((                                                                     3,374,363
        89,331    AFLAC INCORPORATED                                                                       3,558,947
       122,065    ALLSTATE CORPORATION                                                                     6,313,202
        19,103    AMBAC FINANCIAL GROUP INCORPORATED                                                       1,568,929
       458,924    AMERICAN INTERNATIONAL GROUP INCORPORATED                                               30,137,539
        33,643    CHUBB CORPORATION((                                                                      2,587,147
        24,224    CIGNA CORPORATION                                                                        1,975,952
        29,646    CINCINNATI FINANCIAL CORPORATION                                                         1,312,132
        51,643    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                           3,579,376
        30,998    LINCOLN NATIONAL CORPORATION                                                             1,446,987
        32,672    LOEWS CORPORATION                                                                        2,296,842


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE

INSURANCE CARRIERS (CONTINUED)
        25,232    MBIA INCORPORATED                                                                 $      1,596,681
        17,353    MGIC INVESTMENT CORPORATION((                                                            1,195,795
        55,205    PRINCIPAL FINANCIAL GROUP INCORPORATED                                                   2,260,093
        35,253    PROGRESSIVE CORPORATION                                                                  2,990,864
        91,418    PRUDENTIAL FINANCIAL INCORPORATED                                                        5,024,333
        22,175    SAFECO CORPORATION((                                                                     1,158,422
       117,799    ST. PAUL COMPANIES INCORPORATED                                                          4,366,809
        19,316    TORCHMARK CORPORATION                                                                    1,103,716
       117,082    UNITEDHEALTH GROUP INCORPORATED((                                                       10,306,728
        52,257    WELLPOINT INCORPORATED+                                                                  6,009,555
        24,375    XL CAPITAL LIMITED CLASS A                                                               1,892,719

                                                                                                          96,057,131
                                                                                                    -----------------

LEATHER & LEATHER PRODUCTS - 0.08%
        33,147    COACH INCORPORATED+                                                                      1,869,491
                                                                                                    -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
        45,475    GEORGIA-PACIFIC CORPORATION                                                              1,704,403
        19,248    LOUISIANA-PACIFIC CORPORATION                                                              514,692

                                                                                                           2,219,095
                                                                                                    -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.78%
        85,536    AGILENT TECHNOLOGIES INCORPORATED+((                                                     2,061,418
        23,201    ALLERGAN INCORPORATED                                                                    1,880,905
        35,551    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP((                                             743,371
         9,368    BAUSCH & LOMB INCORPORATED                                                                 603,861
       108,291    BAXTER INTERNATIONAL INCORPORATED                                                        3,740,371
        44,132    BECTON DICKINSON & COMPANY                                                               2,506,698
        44,742    BIOMET INCORPORATED((                                                                    1,941,355
       148,342    BOSTON SCIENTIFIC CORPORATION+                                                           5,273,558
        18,464    C.R. BARD INCORPORATED                                                                   1,181,327
        54,299    DANAHER CORPORATION                                                                      3,117,306
        50,483    EASTMAN KODAK COMPANY((                                                                  1,628,077
        20,244    FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+((                                          1,262,821
        55,410    GUIDANT CORPORATION((                                                                    3,995,061
       213,031    MEDTRONIC INCORPORATED                                                                  10,581,250
         8,733    MILLIPORE CORPORATION                                                                      434,991
        22,569    PERKINELMER INCORPORATED                                                                   507,577
        79,456    RAYTHEON COMPANY                                                                         3,085,276
        32,468    ROCKWELL AUTOMATION INCORPORATED                                                         1,608,789
        62,353    ST. JUDE MEDICAL INCORPORATED+                                                           2,614,461
        70,677    STRYKER CORPORATION                                                                      3,410,165
        16,159    TEKTRONIX INCORPORATED                                                                     488,163
        34,193    TERADYNE INCORPORATED+((                                                                   583,674
        28,761    THERMO ELECTRON CORPORATION+                                                               868,295
        20,825    WATERS CORPORATION+                                                                        974,402


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
       167,780    XEROX CORPORATION+((                                                              $      2,853,938
        43,163    ZIMMER HOLDINGS INCORPORATED+((                                                          3,458,220

                                                                                                          61,405,330
                                                                                                    -----------------

METAL MINING - 0.28%
        31,186    FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                      1,192,241
        78,096    NEWMONT MINING CORPORATION((                                                             3,468,243
        16,557    PHELPS DODGE CORPORATION((                                                               1,637,819

                                                                                                           6,298,303
                                                                                                    -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
        18,009    VULCAN MATERIALS COMPANY                                                                   983,471
                                                                                                    -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.85%
        26,685    EATON CORPORATION                                                                        1,930,927
        31,150    HASBRO INCORPORATED((                                                                      603,687
       531,935    HEWLETT-PACKARD COMPANY                                                                 11,154,677
        16,254    ITT INDUSTRIES INCORPORATED                                                              1,372,650
       522,813    JOHNSON & JOHNSON((                                                                     33,156,800
        72,942    MATTEL INCORPORATED                                                                      1,421,640
        25,738    TIFFANY & COMPANY                                                                          822,844
       353,835    TYCO INTERNATIONAL LIMITED                                                              12,646,063

                                                                                                          63,109,288
                                                                                                    -----------------

MISCELLANEOUS RETAIL - 2.70%
        81,232    COSTCO WHOLESALE CORPORATION((                                                           3,932,441
        70,351    CVS CORPORATION((                                                                        3,170,719
        14,710    DILLARDS INCORPORATED CLASS A                                                              395,258
        13,666    EXPRESS SCRIPTS INCORPORATED+                                                            1,044,629
        55,181    OFFICE DEPOT INCORPORATED+                                                                 957,942
        87,644    STAPLES INCORPORATED                                                                     2,954,479
        37,689    TOYS R US INCORPORATED+                                                                    771,494
       747,291    WAL-MART STORES INCORPORATED                                                            39,471,911
       180,464    WALGREEN COMPANY                                                                         6,924,404

                                                                                                          59,623,277
                                                                                                    -----------------

MOTION PICTURES - 1.55%
       460,211    NEWS CORPORATION CLASS A                                                                 8,587,537
       805,409    TIME WARNER INCORPORATED+((                                                             15,657,151
       361,902    WALT DISNEY COMPANY                                                                     10,060,876

                                                                                                          34,305,564
                                                                                                    -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.77%
       198,052    UNITED PARCEL SERVICE INCORPORATED CLASS B((                                            16,925,524
                                                                                                    -----------------



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                             VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.44%
       223,315    AMERICAN EXPRESS COMPANY                                                          $     12,588,267
        42,540    CAPITAL ONE FINANCIAL CORPORATION((                                                      3,582,293
        37,133    CIT GROUP INCORPORATED                                                                   1,701,434
        99,186    COUNTRYWIDE FINANCIAL CORPORATION                                                        3,670,874
       170,490    FANNIE MAE((                                                                            12,140,593
       121,010    FREDDIE MAC                                                                              8,918,437
       225,053    MBNA CORPORATION                                                                         6,344,244
        51,557    PROVIDIAN FINANCIAL CORPORATION+                                                           849,144
        76,793    SLM CORPORATION((                                                                        4,099,978

                                                                                                          53,895,264
                                                                                                    -----------------

OIL & GAS EXTRACTION - 1.79%
        44,073    ANADARKO PETROLEUM CORPORATION                                                           2,856,371
        57,423    APACHE CORPORATION                                                                       2,903,881
        28,448    BJ SERVICES COMPANY                                                                      1,323,970
        69,533    BURLINGTON RESOURCES INCORPORATED((                                                      3,024,686
        85,163    DEVON ENERGY CORPORATION                                                                 3,314,544
        20,758    EOG RESOURCES INCORPORATED((                                                             1,481,291
        77,772    HALLIBURTON COMPANY                                                                      3,051,773
        26,597    KERR-MCGEE CORPORATION((                                                                 1,537,041
        26,203    NABORS INDUSTRIES LIMITED+((                                                             1,343,952
        23,585    NOBLE CORPORATION+                                                                       1,173,118
        68,995    OCCIDENTAL PETROLEUM CORPORATION                                                         4,026,548
        18,812    ROWAN COMPANIES INCORPORATED+                                                              487,231
       104,013    SCHLUMBERGER LIMITED((                                                                   6,963,670
        56,514    TRANSOCEAN INCORPORATED+((                                                               2,395,628
        46,633    UNOCAL CORPORATION                                                                       2,016,411
        45,856    XTO ENERGY INCORPORATED                                                                  1,622,385

                                                                                                          39,522,500
                                                                                                    -----------------

PAPER & ALLIED PRODUCTS - 0.59%
        18,836    BEMIS COMPANY INCORPORATED                                                                 547,939
        85,653    INTERNATIONAL PAPER COMPANY                                                              3,597,426
        87,104    KIMBERLY-CLARK CORPORATION                                                               5,732,314
        35,547    MEADWESTVACO CORPORATION                                                                 1,204,688
        16,462    OFFICEMAX INCORPORATED                                                                     516,578
        26,472    PACTIV CORPORATION+((                                                                      669,477
         9,815    TEMPLE-INLAND INCORPORATED                                                                 671,346

                                                                                                          12,939,768
                                                                                                    -----------------

PERSONAL SERVICES - 0.12%
        30,153    CINTAS CORPORATION                                                                       1,322,511
        29,043    H & R BLOCK INCORPORATED                                                                 1,423,107
                                                                                                           2,745,618



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE

PETROLEUM REFINING & RELATED INDUSTRIES - 4.36%
        16,054    AMERADA HESS CORPORATION((                                                        $      1,322,529
        12,517    ASHLAND INCORPORATED                                                                       730,742
       375,211    CHEVRONTEXACO CORPORATION                                                               19,702,330
       121,318    CONOCOPHILLIPS                                                                          10,534,042
     1,145,903    EXXONMOBIL CORPORATION                                                                  58,738,988
        60,956    MARATHON OIL CORPORATION                                                                 2,292,555
        13,269    SUNOCO INCORPORATED((                                                                    1,084,210
        45,038    VALERO ENERGY CORPORATION                                                                2,044,725

                                                                                                          96,450,121
                                                                                                    -----------------

PRIMARY METAL INDUSTRIES - 0.38%
       153,216    ALCOA INCORPORATED                                                                       4,814,047
        16,783    ALLEGHENY TECHNOLOGIES INCORPORATED                                                        363,688
        21,908    ENGELHARD CORPORATION                                                                      671,918
        27,925    NUCOR CORPORATION                                                                        1,461,594
        19,969    UNITED STATES STEEL CORPORATION((                                                        1,023,411

                                                                                                           8,334,658
                                                                                                    -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.12%
        14,420    DOW JONES & COMPANY INCORPORATED((                                                         620,925
        46,874    GANNETT COMPANY INCORPORATED                                                             3,829,606
        13,638    KNIGHT-RIDDER INCORPORATED                                                                 912,928
        33,467    MCGRAW-HILL COMPANIES INCORPORATED                                                       3,063,569
         8,849    MEREDITH CORPORATION                                                                       479,616
        25,862    NEW YORK TIMES COMPANY CLASS A((                                                         1,055,169
        38,593    RR DONNELLEY & SONS COMPANY                                                              1,361,947
        56,063    TRIBUNE COMPANY                                                                          2,362,495
       305,587    VIACOM INCORPORATED CLASS B                                                             11,120,311

                                                                                                          24,806,566
                                                                                                    -----------------

RAILROAD TRANSPORTATION - 0.46%
        65,594    BURLINGTON NORTHERN SANTA FE CORPORATION                                                 3,103,252
        37,838    CSX CORPORATION((                                                                        1,516,547
        69,345    NORFOLK SOUTHERN CORPORATION((                                                           2,509,596
        45,660    UNION PACIFIC CORPORATION                                                                3,070,635

                                                                                                          10,200,030
                                                                                                    -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
        13,178    COOPER TIRE & RUBBER COMPANY((                                                             283,986
        30,885    GOODYEAR TIRE & RUBBER COMPANY((                                                           452,774
        46,390    NIKE INCORPORATED CLASS B((                                                              4,207,109
        10,418    REEBOK INTERNATIONAL LIMITED((                                                             458,392
        14,791    SEALED AIR CORPORATION+((                                                                  787,917

                                                                                                           6,190,178
                                                                                                    -----------------



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                            VALUE

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.01%
        18,154    BEAR STEARNS COMPANIES INCORPORATED                                               $      1,857,336
       240,698    CHARLES SCHWAB CORPORATION                                                               2,878,748
        65,749    E*TRADE FINANCIAL CORPORATION+                                                             982,947
        19,094    FEDERATED INVESTORS INCORPORATED CLASS B                                                   580,457
        43,927    FRANKLIN RESOURCES INCORPORATED                                                          3,059,515
        85,597    GOLDMAN SACHS GROUP INCORPORATED                                                         8,905,512
        47,793    LEHMAN BROTHERS HOLDINGS INCORPORATED                                                    4,180,932
       165,480    MERRILL LYNCH & COMPANY INCORPORATED                                                     9,890,740
       193,480    MORGAN STANLEY                                                                          10,742,010
        22,415    T ROWE PRICE GROUP INCORPORATED                                                          1,394,213

                                                                                                          44,472,410
                                                                                                    -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.13%
       245,479    CORNING INCORPORATED+                                                                    2,889,288
                                                                                                    -----------------

TOBACCO PRODUCTS - 1.15%
       361,408    ALTRIA GROUP INCORPORATED                                                               22,082,029
        26,069    REYNOLDS AMERICAN INCORPORATED((                                                         2,049,023
        29,102    UST INCORPORATED((                                                                       1,400,097

                                                                                                          25,531,149
                                                                                                    -----------------

TRANSPORTATION BY AIR - 0.35%
        22,124    DELTA AIR LINES INCORPORATED((                                                             165,488
        52,913    FEDEX CORPORATION                                                                        5,211,401
       139,185    SOUTHWEST AIRLINES COMPANY                                                               2,265,932

                                                                                                           7,642,821
                                                                                                    -----------------

TRANSPORTATION EQUIPMENT - 2.57%
       147,860    BOEING COMPANY                                                                           7,654,712
        16,835    BRUNSWICK CORPORATION((                                                                    833,332
        26,302    DANA CORPORATION                                                                           455,814
        98,850    DELPHI CORPORATION                                                                         891,627
       322,305    FORD MOTOR COMPANY((                                                                     4,718,545
        35,214    GENERAL DYNAMICS CORPORATION                                                             3,683,384
        99,476    GENERAL MOTORS CORPORATION((                                                             3,985,009
        30,823    GENUINE PARTS COMPANY                                                                    1,358,061
        20,914    GOODRICH CORPORATION                                                                       682,633
        51,976    HARLEY-DAVIDSON INCORPORATED((                                                           3,157,542
       151,408    HONEYWELL INTERNATIONAL INCORPORATED                                                     5,361,357
        33,511    JOHNSON CONTROLS INCORPORATED                                                            2,125,938
        78,363    LOCKHEED MARTIN CORPORATION                                                              4,353,065
        12,297    NAVISTAR INTERNATIONAL CORPORATION+((                                                      540,822
        63,150    NORTHROP GRUMMAN CORPORATION                                                             3,432,834
        30,572    PACCAR INCORPORATED                                                                      2,460,435
        24,412    TEXTRON INCORPORATED                                                                     1,801,606


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                              VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
        90,120    UNITED TECHNOLOGIES CORPORATION((                                                 $      9,313,902

                                                                                                          56,810,618
                                                                                                    -----------------

TRANSPORTATION SERVICES - 0.03%
        24,176    SABRE HOLDINGS CORPORATION                                                                 535,740
                                                                                                    -----------------

WATER TRANSPORTATION - 0.29%
       111,510    CARNIVAL CORPORATION((                                                                   6,426,321
                                                                                                    -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.67%
        19,805    AMERISOURCE-BERGEN CORPORATION((                                                         1,162,157
        21,393    BROWN-FORMAN CORPORATION CLASS B                                                         1,041,411
        75,811    CARDINAL HEALTH INCORPORATED                                                             4,408,410
        51,714    MCKESSON CORPORATION                                                                     1,626,923
        78,718    SAFEWAY INCORPORATED+                                                                    1,553,893
        23,950    SUPERVALU INCORPORATED((                                                                   826,754
       112,630    SYSCO CORPORATION                                                                        4,299,087

                                                                                                          14,918,635
                                                                                                    -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.06%
        22,823    VISTEON CORPORATION                                                                        222,981
        16,031    W.W. GRAINGER INCORPORATED                                                               1,067,985

                                                                                                           1,290,966
                                                                                                    -----------------

TOTAL COMMON STOCK (COST $1,582,495,388)                                                               1,994,232,300
                                                                                                    -----------------

COLLATERAL FOR SECURITIES LENDING - 9.39%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.42%
     1,681,000    EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET                                             1,681,000
     5,000,000    DEUTSCHE SCUDDER INSTITUTIONAL DAILY ASSET FUND                                          5,000,000
       502,029    FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                 502,029
     2,136,480    SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                                   2,136,480

                                                                                                           9,319,509
                                                                                                    -----------------

PRINCIPAL                                                              INTEREST RATE  MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 8.97%
$    6,000,000    ATLANTIC ASSET SECURITY COMMERCIAL PAPER^                   2.28%    01/05/2005          5,999,220
     9,000,000    BANCOBILBAO VICAYA ARGENTARIA COMMERCIAL PAPER^             2.25     01/03/2005          9,000,000
     3,362,000    BELFORD U.S. CAPITAL COMPANY MEDIUM TERM NOTE               2.06     06/21/2005          3,361,899
     1,009,000    BETA FIN INC. MEDIUM TERM NOTE TRANCHE                      1.91     06/02/2006          1,008,980
     1,681,000    CC U.S. INC. MEDIUM TERM NOTE 144A PRIVATE PLACEMENT        1.65     07/05/2005          1,682,244
    10,000,000    CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^              2.36     01/21/2005          9,988,500
     8,899,000    CHARIOT FUNDING LLC COMMERCIAL PAPER^                       2.26     01/05/2005          8,897,843
     5,000,000    CONCORD MINUTEMEN CAPITAL COMPANY                           2.33     00/06/2005          5,000,000
     4,000,000    CONCORD MINUTEMEN CAPITAL COMPANY                           2.35     01/07/2005          4,000,000
    12,000,000    CORPORATION ASSET SECURITY AUSTRALIA LIMITED
                  COMMERCIAL PAPER^                                           2.00     01/13/2005         11,992,680



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                        INTEREST RATE  MATURITY DATE        VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
     1,009,000    DEUTSCHE BANK NEW YORK CERTIFICATE OF DEPOSIT               1.86%    11/10/2005          1,001,170
     3,362,000    DEUTSCHE BANK FINLAND LLC MEDIUMTERM  NOTE TRANCHE          1.39     02/22/2005          3,362,841
     2,690,000    GENERAL ELECTRIC CAPITAL CORPORATION MEDIUM TER
                  NOTE TRANCHE                                                1.91     02/04/2005          2,690,592
     1,009,000    GOLDMAN SACHS GROUP COMMERCIAL PAPER^                       2.12     02/04/2005          1,006,901
     1,345,000    K2 USA LLC MEDIUN TERN NOTE TRANCHE                         1.37     07/24/2006          1,344,839
    12,000,000    LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^                2.36     01/26/2005         11,982,480
     1,681,000    LEHMAN BROTHERS HOLDINGS INC. MEDIUM TERM NOTES TRANCHE     2.14     12/23/2005          1,681,857
     3,362,000    LEHMAN BROTHERS                                             1.62     02/16/2005          3,362,000
     3,362,000    LINKS FINANCIAL LLC  MEDIUM TERM NOTE TRANCHE               2.09     03/15/2006          3,361,193
     2,018,000    LIQUID FUNDING LIMITED COMMERCIAL PAPER^                    2.43     03/29/2005          2,006,275
     1,681,000    LIQUID FUNDING LIMITED                                      1.36     03/31/2005          1,681,000
     2,354,000    LIQUID FUNDING LIMITED                                      1.92     06/01/2005          2,354,000
     2,690,000    MERRILL LYNCH & COMPANY INC. MEDIUM TERM NOTE TRANCHE       2.01     01/24/2005          2,690,673
     1,345,000    MORGAN STANLEY SERIES EXL                                   2.10     08/13/2010          1,344,960
     3,362,000    MORGAN STANLEY  COMMERCIAL PAPER^                           2.05     04/22/2005          3,336,449
     3,362,000    NATEXIS BANQUES POPULAIRES NY BRH                           1.94     06/09/2005          3,354,301
    10,000,000    PICAROS FUNDING  PLC COMMERCIAL PAPER^                      2.30     01/06/2005          9,998,100
     3,362,000    RESTRUCTURED ASSET SECURITIES ENHANCED SERIES 2004-6 C      2.14     05/20/2005          3,363,143
     3,362,000    SECURITY LIFE OF DENVER FUNDING AGREEMENT^                  2.20     06/03/2005          3,362,000
     4,000,000    SHEFFIELD RECEIVABLES COMMERCIAL PAPER^                     2.26     01/07/2005          3,999,000
     3,362,000    TANGO FINANCIAL CORPORATION MEDIUM TERM NOTES TRANCHE       1.83     10/25/2006          3,360,756
     1,681,000    TRAVELERS INSURANCE FUNDING AGREEMENT                       4.87     02/11/2005          1,680,966
     9,000,000    VARIABLE FUNDING CAP CORPORATION COMMERCIAL PAPER^          2.23     01/03/2005          9,000,000
    20,000,000    DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT       2.30     01/03/2005         20,000,000
    36,000,000    BEAR STEARNS AND COMPANY AGENCY MORTGAGE
                  REPURCHASE AGREEMENT                                        2.28     01/03/2005         36,000,000

                                                                                                         198,256,862
                                                                                                    -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $207,576,371)                                            207,576,371
                                                                                                    -----------------

RIGHTS - 0.00%
        32,300    SEAGATE TECHNOLOGY RIGHTS+(A)                                                                    0

TOTAL RIGHTS (COST $0)                                                                                             0
                                                                                                    -----------------

SHORT-TERM INVESTMENTS - 0.40%

SHARES

MUTUAL FUND - 0.32%
     7,035,688    WELLS FARGO MONEY MARKET TRUST~++                                                        7,035,688
                                                                                                    -----------------


PRINCIPAL                                                               INTEREST RATE  MATURITY DATE

US TREASURY BILLS - 0.08%
       455,000    US TREASURY BILL^#                                          1.99     04/07/2005    $       452,336
       435,000    US TREASURY BILL^#                                          2.00     04/07/2005            432,454



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                       INTEREST RATE  MATURITY DATE         VALUE

US TREASURY BILLS (CONTINUED)
       915,000    US TREASURY BILL^#                                          2.26%    05/12/2005   $        907,131
                                                                                                    -----------------

                                                                                                           1,791,921
                                                                                                    -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,828,635)                                                             8,827,609
                                                                                                    -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,798,900,394)*                                      100.00%                                 $  2,210,636,280
                                                            -------                                 -----------------

((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  (SEE NOTE 2)
+   NON-INCOME EARNING SECURITIES.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD
    OF TRUSTEES.
~   THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
    PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN
    INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $17,333,539.
^   ZERO COUPON/ STEPPED COUPON BOND.  INTEREST RATE PRESENTED IS YIELD TO MATURITY.
**  SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE
    FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $67,516,444. THE
    TOTAL COLLATERAL RECEIVED REPRESENTS 103.83% OF THE VALUE OF THE PORTFOLIO
    SECURITIES LOANED.
#   ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE
    INVESTMENTS. (SEE NOTE 2)
*   COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR
    FINANCIAL REPORTING PURPOSES.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                              VALUE

COMMON STOCK - 95.11%
AUSTRALIA - 0.71%
     94,000   WESTFIELD GROUP (DEPOSITORY INSTITUTIONS)+                           $   1,210,672
                                                                                  --------------

BELGIUM - 1.29%
     80,000   FORTIS (DEPOSITORY INSTITUTIONS)                                         2,212,859
                                                                                  --------------

DENMARK - 1.74%
     36,900   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                1,131,095
     33,909   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                   1,852,663

                                                                                       2,983,758
                                                                                  --------------

FINLAND - 0.78%
     42,000   TIETOENATOR OYJ (BUSINESS SERVICES)                                      1,335,871
                                                                                  --------------

FRANCE - 11.74%
     87,700   ALCATEL SA (COMMUNICATIONS)+                                             1,364,911
     76,000   AXA (INSURANCE CARRIERS)                                                 1,878,048
     45,800   BOUYGUES SA (ENGINEERING CONSTRUCTION)((                                 2,116,624
     20,400   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      1,968,737
     10,000   RENAULT SA (TRANSPORTATION EQUIPMENT)                                      836,618
     42,000   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)+                      3,356,803
     56,100   SODEXHO ALLIANCE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                    1,697,412
     14,350   TOTAL SA (OIL & GAS EXTRACTION)                                          3,134,491
     11,800   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)((                                                    1,584,668
     68,300   VIVENDI UNIVERSAL SA (COMMUNICATIONS)+                                   2,180,735

                                                                                      20,119,047
                                                                                  --------------

GERMANY - 4.78%
     34,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE
              STATIONS)+                                                               1,534,321
     17,500   CELESIO AG (CHEMICALS & ALLIED PRODUCTS)                                 1,423,406
    112,000   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                    2,534,729
     13,600   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                              1,094,544
      9,000   SAP AG (BUSINESS SERVICES)                                               1,607,449

                                                                                       8,194,449
                                                                                  --------------

GREECE - 1.00%
     86,000   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                        1,725,377
                                                                                  --------------

HONG KONG - 3.78%
    193,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                               1,924,363
    400,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                        1,356,028
  3,050,000   CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)       1,255,677
    124,940   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                           1,249,770
    150,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                            696,669

                                                                                       6,482,507
                                                                                  --------------

HUNGARY - 0.74%
     20,800   OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                   1,268,800
                                                                                  --------------

INDIA - 0.51%
     44,000   DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                  872,520
                                                                                  --------------

ISRAEL - 0.70%
     40,000   TEVA PHARMECEUTICAL INDUSTRIES LIMITTED (PHARMACEUTICALS)                1,194,400
                                                                                  --------------

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                              VALUE

ITALY - 4.38%
     65,442   ENI SPA (OIL & GAS EXTRACTION)                                       $   1,638,496
    172,000   MEDIASET SPA (COMMUNICATIONS)                                            2,181,270
     90,000   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                               1,296,724
    117,000   TELECOMM ITALIA MOBILE SPA (COMMUNICATIONS)                                874,677
    265,000   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                        1,523,651

                                                                                       7,514,818
                                                                                  --------------

JAPAN - 19.35%
     93,000   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                        1,551,966
    132,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                 1,571,582
    280,000   EBARA CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)((             1,292,476
    220,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                         2,490,485
      8,600   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   1,926,964
     98,000   MITSUI & COMPANY LIMITED (MISCELLANEOUS SERVICES)                          878,911
     32,000   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                       1,789,402
    485,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)         3,109,642
    791,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                      1,937,552
        440   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                          1,975,212
    214,000   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
              STATIONS)                                                                2,326,496
      1,100   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                 2,028,886
     68,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   1,622,524
    129,000   SEINO TRANSPORTATION COMPANY LIMITED (TRANSPORTATION BY AIR)             1,208,549
     54,000   SHIMACHU COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)        1,335,903
    173,000   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)((        1,575,183
    151,000   SUZUKI MOTOR CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                      2,758,583
     90,000   THK COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                  1,782,961

                                                                                      33,163,277
                                                                                  --------------

NETHERLANDS - 6.52%
     94,000   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                              1,508,957
     64,000   ING GROEP NV (FINANCIAL SERVICES)                                        1,936,442
    199,000   KONINKLIJKE AHOLD NV (FOOD STORES)+                                      1,541,797
     56,500   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)  3,252,379
     12,900   UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                                  864,968
    103,200   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)             2,071,855

                                                                                      11,176,398
                                                                                  --------------

RUSSIA - 0.25%
      3,136   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                    434,367
                                                                                  --------------

SINGAPORE - 2.59%
    142,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                     1,400,515
    544,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                              1,532,958
    178,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                   1,504,778

                                                                                       4,438,251
                                                                                  --------------

SPAIN - 2.85%
     59,000   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)((                              1,347,288
    106,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)((           1,880,250
     96,700   INDRA SISTEMAS SA (MISCELLANEOUS REPAIR SERVICES)                        1,652,194

                                                                                       4,879,732
                                                                                  --------------

SWEDEN - 4.71%
     36,000   AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)                          1,722,695
    165,500   NORDEA AB (DEPOSITORY INSTITUTIONS)                                      1,668,598

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

SWEDEN (CONTINUED)
     71,000   SECURITAS AB (BUSINESS SERVICES)                                     $   1,217,985
    410,000   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                              2,042,165
    447,000   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                1,426,009

                                                                                       8,077,452
                                                                                  --------------

SWITZERLAND - 6.28%
    137,600   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                          768,411
      3,400   NESTLE SA (FOOD & KINDRED PRODUCTS)                                        889,544
     61,000   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                3,073,872
     23,000   ROCHE HOLDING AG (HEALTH SERVICES)                                       2,647,700
     22,000   UBS AG (FINANCIAL SERVICES)                                              1,844,781
      9,200   ZURICH FINANCIAL SERVICES AG (DEPOSITORY INSTITUTIONS)+                  1,534,007

                                                                                      10,758,315
                                                                                  --------------

THAILAND - 1.09%
    660,000   ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN
              REGISTERED) (COMMUNICATIONS)                                             1,885,714
                                                                                  --------------

UNITED KINGDOM - 18.41%
    159,000   AVIVA PLC (INSURANCE CARRIERS)                                           1,917,060
    245,000   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                   2,756,402
     75,300   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)+                                                     1,169,559
    256,800   BHP BILLITON PLC (COAL MINING)+                                          3,009,952
    157,889   BP PLC (OIL & GAS EXTRACTION)                                            1,539,907
    359,000   COMPASS GROUP PLC (EATING & DRINKING PLACES)                             1,697,264
    109,200   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      1,709,722
    349,000   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                          1,775,620
    143,000   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                        3,354,950
    201,000   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                              3,392,062
    856,400   LEGAL & GENERAL GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)           1,808,624
    200,045   SCOTTISH & NEWCASTLE PLC (BUSINESS SERVICES)                             1,673,570
    297,100   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)             2,532,587
     85,100   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                         1,582,370
    149,000   WPP GROUP PLC (COMMUNICATIONS)                                           1,639,154

                                                                                      31,558,803
                                                                                  --------------

USA - 0.91%
      3,264   MOBILE TELESYSTEMS ADR (MISCELLANEOUS MANUFACTURING INDUSTRIES)            452,097
     50,000   SK TELECOM CO LTD ADR (TELECOMMUNICATIONS)+                              1,112,500

                                                                                       1,564,597
                                                                                  --------------

TOTAL COMMON STOCK (COST $143,486,515)                                               163,051,984
                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 3.81%
  6,524,426   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                         6,524,426

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,524,426)                              6,524,426
                                                                                  --------------

SHORT-TERM INVESTMENTS - 1.08%

MUTUAL FUND - 1.08%
  1,853,226   WELLS FARGO MONEY MARKET TRUST~++                                        1,853,226
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,853,226)                                         1,853,226
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $151,864,167)*                                               100.00%        $  171,429,636
                                                                   -------        --------------

((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
+   NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,853,226.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------



SHARES                SECURITY NAME                                                                                  VALUE

COMMON STOCK - 98.11%
AUSTRIA - 0.22%
           6,900      ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                 $      368,588
                                                                                                               --------------

BELGIUM - 4.61%
         180,700      FORTIS (DEPOSITORY INSTITUTIONS)                                                              5,003,206
          66,300      INBEV (FOOD & KINDRED PRODUCTS)+                                                              2,571,975

                                                                                                                    7,575,181
                                                                                                               --------------

BRAZIL - 1.19%
          21,600      CAMPANHIA DE BEBIDAS ADR (WHOLESALE TRADE NON-DURABLE GOODS)                                    611,928
         197,182      TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                         1,340,835

                                                                                                                    1,952,763
                                                                                                               --------------

CANADA - 2.95%
          42,900      CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                       895,130
          52,100      ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                     2,974,285
         282,100      NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                      & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                       984,529

                                                                                                                    4,853,944
                                                                                                               --------------

DENMARK - 0.82%
          24,800      NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                        1,354,981
                                                                                                               --------------

FRANCE - 6.64%
          19,100      CARREFOUR SA (FOOD STORES)+                                                                     909,697
          66,400      FRANCE TELECOM SA (COMMUNICATIONS)+                                                           2,198,592
         105,500      JC DECAUX SA (BUSINESS SERVICES)+                                                             3,080,250
           7,700      LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                         589,771
          23,800      M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                        676,118
          68,700      PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                                    1,666,841
           1,000      SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)+                                              79,924
          44,600      SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                     1,189,414
          16,500      VIVENDI UNIVERSAL SA (COMMUNICATIONS)+                                                          526,825

                                                                                                                   10,917,432
                                                                                                               --------------

GERMANY - 4.50%
          11,625      ALLIANZ AG (INSURANCE CARRIERS)                                                               1,542,205
          48,400      BAYERISCHE VEREINSBANK AG (MISCELLANEOUS)+                                                    1,098,654
          32,600      LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                  2,040,989
           7,100      MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                        488,517
         104,200      PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                      1,912,057
           4,100      SCHERING AG (CHEMICALS & ALLIED PRODUCTS)+                                                      306,567

                                                                                                                    7,388,989
                                                                                                               --------------

GREECE - 0.33%
          26,400      COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                                       544,004
                                                                                                               --------------

HONG KONG - 4.39%
         110,300      CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                    1,099,779
         894,000      CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                             3,030,723
          23,000      HANG LUNG GROUP LIMITED (REAL ESTATE)                                                            45,274
         352,000      HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                      543,440
          46,400      HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                        241,172
         400,000      HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                    825,968
          35,000      HUTCHINSON WHAMPOA (MEMBERSHIP ORGANIZATIONS)                                                   327,589

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                                 VALUE

HONG KONG (CONTINUED)
         110,700      SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                           $    1,107,327

                                                                                                                    7,221,272
                                                                                                               --------------

ITALY - 6.38%
          65,000      ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                               2,206,130
         413,600      BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                    1,990,137
         214,900      ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                  2,111,903
          74,100      ENI SPA (OIL & GAS EXTRACTION)                                                                1,855,270
          15,500      MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                        250,924
         151,568      SAIPEM SPA (OIL & GAS EXTRACTION)                                                             1,823,266
         533,700      SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                        245,922

                                                                                                                   10,483,552
                                                                                                               --------------

JAPAN - 20.36%
          10,800      AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               180,228
         232,000      BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)+                                           1,462,594
          15,500      CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                      COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          836,489
          92,000      CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                          3,348,883
             260      EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                                            1,446,277
           8,000      FUJI FIRE & MARINE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                26,076
             413      FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                           894,759
          69,000      HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                                       3,575,583
         237,000      JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)+                                            686,923
           5,300      KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                      COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        1,187,547
             469      MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                 2,361,706
         486,000      NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                              2,575,368
           4,900      NIPPON BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                        241,485
          91,000      NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS,
                      DEALERS, EXCHANGES & SERVICES)                                                                1,326,769
          30,400      OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                648,229
          20,200      ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                       2,744,062
          34,377      PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                  2,455,740
          40,300      SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)+                           2,214,199
          10,300      SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                       324,671
          12,200      SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      1,396,565
         245,000      SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                            1,771,689
          33,500      TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                         546,292
         226,000      TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                   1,221,860

                                                                                                                   33,473,994
                                                                                                               --------------

LUXEMBOURG - 0.50%
          10,986      RTI GROUP (COMMUNICATIONS)                                                                      821,299
                                                                                                               --------------

MEXICO - 2.59%
          45,100      GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                       2,728,550
         447,000      WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)+                                      1,535,848

                                                                                                                    4,264,398
                                                                                                               --------------

NETHERLANDS - 1.57%
         138,300      ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                      COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                       2,220,094
          22,400      ASML HOLDING NV NY SHARES (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
                      & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                       356,384

                                                                                                                    2,576,478
                                                                                                               --------------

NORWAY - 1.03%
         185,100      TELENOR ASA (COMMUNICATIONS)                                                                  1,680,880
                                                                                                               --------------

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                                 VALUE

RUSSIA - 1.50%
          14,300      LUKOIL ADR (OIL & GAS EXTRACTION)                                                        $    1,736,020
          24,100      SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                             723,000

                                                                                                                    2,459,020
                                                                                                               --------------

SINGAPORE - 2.29%
         164,000      DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                          1,617,495
         132,000      SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                            921,833
         840,000      SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                         1,224,700

                                                                                                                    3,764,028
                                                                                                               --------------

SPAIN - 7.05%
          51,225      ALTADIS SA (TOBACCO PRODUCTS)                                                                 2,346,449
         111,700      BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                  1,981,358
         109,300      BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                  1,356,408
          38,300      INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                    1,129,686
         114,400      PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      2,428,881
         124,500      TELEFONICA SA (COMMUNICATIONS)+                                                               2,345,480

                                                                                                                   11,588,262
                                                                                                               --------------

SWEDEN - 3.12%
           9,800      HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
                      MADE FROM FABRICS & SIMILAR MATERIALS)                                                          341,394
          59,000      TELEFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL
                      EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                           1,857,910
         919,800      TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                     2,934,325

                                                                                                                    5,133,629
                                                                                                               --------------

SWITZERLAND - 11.33%
         182,700      CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                     2,948,329
          77,000      CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                     3,236,830
           3,875      JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY INSTITUTIONS)                              1,166,317
          13,275      NESTLE SA (FOOD & KINDRED PRODUCTS)                                                           3,473,144
          19,800      ROCHE HOLDING AG (HEALTH SERVICES)                                                            2,279,325
             830      SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                 546,715
          59,400      UBS AG (FINANCIAL SERVICES)                                                                   4,980,908

                                                                                                                   18,631,568
                                                                                                               --------------

TAIWAN - 0.95%
          73,800      CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                         1,553,490
                                                                                                               --------------

UNITED KINGDOM - 13.79%
          86,400      ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                                                    850,961
           4,900      ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                   177,708
         313,076      BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                 3,378,041
           8,246      CARNIVAL PLC (WATER TRANSPORTATION)                                                             503,125
         282,000      COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                  1,333,227
         100,400      HSBC HOLDINGS PLC (HONG KONG REGISTERED) (NON-DEPOSITORY CREDIT INSTITUTIONS)                 1,717,962
       1,784,700      ITV PLC (COMMUNICATIONS)                                                                      3,606,336
         728,500      KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                      MOBILE HOME DEALERS)                                                                          4,332,312
          99,000      PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        1,194,591
           5,700      RIO TINTO PLC (METAL MINING)                                                                    167,763
         700,400      TESCO PLC (FOOD & KINDRED PRODUCTS)                                                           4,326,568
         271,382      WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)+                                  1,078,525

                                                                                                                   22,667,119
                                                                                                               --------------

TOTAL COMMON STOCK (COST $144,287,458)                                                                            161,274,871
                                                                                                               --------------

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                               VALUE

SHORT-TERM INVESTMENTS - 1.89%
MUTUAL FUND - 1.89%
       3,098,542      WELLS FARGO MONEY MARKET TRUST~++                                                        $    3,098,542
                                                                                                               --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,098,542)                                                                      3,098,542
                                                                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $147,386,000)*                                 100.00%                                                   $  164,373,413
                                                     -------                                                   --------------

+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,098,542.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.












THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                          VALUE

COMMON STOCK - 99.34%

AUSTRALIA - 5.04%
     20,187   ALUMINA LIMITED (METAL MINING)                                       $      93,998
     15,266   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                    87,958
     33,669   AMP LIMITED (INSURANCE CARRIERS)                                           191,614
      3,005   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   21,036
      5,871   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                45,793
     32,968   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)    532,121
      7,852   AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)    84,326
      1,934   AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                       30,928
     13,191   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                      42,396
     64,590   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                776,697
     12,662   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)            81,887
      9,620   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      51,808
     16,842   BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)      91,757
     13,499   CENTRO PROPERTIES GROUP (REAL ESTATE)                                       61,163
     26,583   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                       33,341
      8,660   COCA-COLA AMATIL LIMITED (EATING & DRINKING PLACES)                         55,191
      1,027   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            20,328
     19,775   COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                  152,846
     22,618   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                   569,142
     24,713   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                             24,216
      7,325   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                   32,558
      3,723   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   85,365
     17,365   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   36,209
     46,365   DB RREEF TRUST (REAL ESTATE)+                                               47,976
     35,966   FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                          163,242
      9,994   FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)        16,922
     38,224   GENERAL PROPERTY TRUST (REAL ESTATE)                                       112,065
     10,015   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                 24,730
      4,413   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
              EXCEPT FUELS)                                                               21,759
     12,800   ING INDUSTRIAL FUND (REAL ESTATE)                                           21,673
     28,370   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                     142,999
     27,196   INVESTA PROPERTY GROUP (REAL ESTATE)                                        48,181
      8,694   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         45,662
     14,813   JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                              52,834
      2,584   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       24,976
      6,146   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                63,837
      5,569   LION NATHAN LIMITED (EATING & DRINKING PLACES)                              37,544
      3,863   MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                140,812
     30,245   MACQUARIE GOODMAN INDUSTRIAL TRUST (REAL ESTATE)                            56,191
     34,000   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)         90,619
     12,145   MAYNE GROUP LIMITED (HEALTH SERVICES)                                       40,557
     13,447   MIRVAC GROUP (REAL ESTATE)                                                  51,651
     27,647   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                  624,602
      5,617   NEWCREST MINING LIMITED (METAL MINING)                                      76,835
     10,517   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                 21,188
      4,604   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      73,517
     12,666   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                68,410
      9,534   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)+                        23,841
      8,454   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                 31,280
      9,446   PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                             48,723
        724   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                    35,699
      2,504   PUBLISHING & BROADCASTING LIMITED (COMMUNICATIONS)                          34,351
     12,215   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                           146,982
     16,933   QUANTAS AIRWAYS (MEMBERSHIP ORGANIZATIONS)+                                 49,246
     16,837   RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)              140,564
      5,572   RIO TINTO LIMITED (METAL MINING)                                           170,872
      9,496   SANTOS LIMITED (OIL & GAS EXTRACTION)                                       63,124
      4,567   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                  43,605
     11,994   SOUTHCORP LIMITED (EATING & DRINKING PLACES)+                               40,335
     21,893   STOCKLAND (REAL ESTATE)                                                    102,800
      9,562   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                           130,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

AUSTRALIA (CONTINUED)
      8,986   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)           $     121,793
     38,598   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                               148,562
      4,567   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                             45,789
     10,095   TRANSURBAN GROUP (SOCIAL SERVICES)                                          53,020
      6,857   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                213,933
     25,864   WESTFIELD GROUP (DEPOSITORY INSTITUTIONS)+                                 333,115
     32,305   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                      493,563
     20,475   WMC RESOURCES LIMITED (METAL MINING)                                       115,884
      8,299   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                          130,762
     18,673   WOOLWORTHS LIMITED (FOOD STORES)                                           219,713

                                                                                       8,209,291
                                                                                    ------------

AUSTRIA - 0.35%
        697   BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY INSTITUTIONS)                     63,002
        144   BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   18,199
      2,118   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)   113,140
        199   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                  15,066
      4,533   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                             43,377
         80   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                            13,625
        228   OMV AG (OIL & GAS EXTRACTION)                                               68,704
        323   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             9,791
      4,767   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                         90,390
        213   VA TECHNOLOGIE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)+                                                        16,937
        117   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC,
              GAS & SANITARY SERVICES)                                                    26,065
        488   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   37,908
      1,182   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      56,473

                                                                                         572,677
                                                                                    ------------

BELGIUM - 1.33%
      1,585   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            53,774
        224   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  20,719
        272   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            21,721
      2,939   BELGACOM SA (COMMUNICATIONS)+                                              127,036
         16   COFINIMMO (REITS)                                                            2,618
        334   COLRUYT SA (FOOD STORES)                                                    54,297
        330   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                           9,218
         52   D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                9,648
      1,216   DELHAIZE GROUP (FOOD STORES)                                                92,477
     11,465   DEXIA (DEPOSITORY INSTITUTIONS)                                            263,678
        496   ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)                             221,133
        396   EURONAV SA (WATER TRANSPORTATION)+                                          10,281
     21,438   FORTIS (DEPOSITORY INSTITUTIONS)                                           592,991
      1,209   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                             98,436
      3,044   INBEV (FOOD & KINDRED PRODUCTS)+                                           118,086
      1,955   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                   150,139
        534   MOBISTAR SA (COMMUNICATIONS)+                                               50,047
        400   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                               19,165
      1,131   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                    124,522
      1,507   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                        76,610
        458   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)          43,111

                                                                                       2,159,707
                                                                                    ------------

CZECH REPUBLIC - 0.00%
         11   SOCIEDAD GENERAL DE AGUAS DE BARCELONA (TRANSPORTATION SERVICES)+              226
                                                                                    ------------

DENMARK - 0.78%
         20   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY P
              ASS TRANSPORTATION)                                                        165,188
        213   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  15,919
        605   CARLSBERG A/S (EATING & DRINKING PLACES)                                    30,623


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

DENMARK (CONTINUED)
        504   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                     $      27,675
        838   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                       51,145
      7,850   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                  240,626
        395   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        26,778
        384   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                  20,173
        523   FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)+                                                      9,843
      4,165   GN STORE NORD (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      44,903
      1,329   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                               29,628
        840   ISS A/S (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          46,892
        103   KOBENHAVNS LUFTHAVNE (CONSTRUCTION SPECIAL TRADE CONTRACTORS)               21,889
        332   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                     9,676
      4,548   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                     248,486
      1,042   NOVOZYMES A/S (HEALTH SERVICES)                                             52,933
      3,255   TDS A/S (COMMUNICATIONS)                                                   137,842
        400   TOPDANMARK A/S (INSURANCE CARRIERS)+                                        31,503
      3,149   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                           39,128
        512   WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                           24,044

                                                                                       1,274,894
                                                                                    ------------

FINLAND - 1.40%
      1,353   AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                 23,632
      2,616   ELISA CORPORATION (COMMUNICATIONS)+                                         42,172
      5,987   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                             110,837
        258   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      11,401
      1,127   KESKO OYJ (FOOD STORES)                                                     27,497
        611   KONE OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                               47,413
      1,937   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          30,699
     84,239   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                               1,330,511
        172   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                               26,138
      1,353   ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                     21,903
      1,718   OUTOKUMPU OYJ (METAL MINING)                                                30,708
      1,155   POHJOLA GROUP PLC (INSURANCE CARRIERS)                                      13,329
      1,600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                  19,008
      5,680   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                              78,441
     11,315   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                   173,332
      1,321   TIETOENATOR OYJ (BUSINESS SERVICES)                                         42,016
      9,531   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                  211,944
      1,130   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                       21,135
      1,112   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       23,689

                                                                                       2,285,805
                                                                                    ------------

FRANCE - 9.19%
      3,401   ACCOR SA (METAL MINING)                                                    148,901
      2,298   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                      43,792
      1,966   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                  363,431
     21,968   ALCATEL SA (COMMUNICATIONS)+                                               341,897
     82,496   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+            62,794
      8,648   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                      199,479
        824   ATOS ORIGIN (BUSINESS SERVICES)+                                            55,967
      1,313   AUTOROUTES SUD FRA NPV (SOCIAL SERVICES)                                    66,034
     25,631   AXA (INSURANCE CARRIERS)                                                   633,372
     14,408   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                 1,043,831
      3,547   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                     163,923
      1,261   BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)+                                                                 31,846
      2,124   CAP GEMINI SA (BUSINESS SERVICES)+                                          68,019
     10,338   CARREFOUR SA (FOOD STORES)+                                                492,379
        620   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                  49,553
      1,850   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING
              & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                144,967
        653   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                        46,776

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

FRANCE (CONTINUED)
      5,545   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)   $     334,042
      2,582   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER &
              MISCELLANEOUS PLASTICS PRODUCTS)                                           165,617
     12,032   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                               363,070
      1,075   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                  54,210
      1,598   EURONEXT NV (BUSINESS SERVICES)                                             48,807
     26,684   FRANCE TELECOM SA (COMMUNICATIONS)+                                        883,543
        477   GECINA SA (REAL ESTATE)                                                     47,266
      4,358   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                    402,509
        175   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                           34,919
        602   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          50,528
        437   KLEPIERRE (REAL ESTATE)                                                     38,699
      5,482   L'OREAL SA (APPAREL & ACCESSORY STORES)                                    416,161
      3,075   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        296,758
      2,278   LAGARDERE SCA (COMMUNICATIONS)                                             164,417
      4,405   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                    337,395
        948   PERNOD-RICARD (EATING & DRINKING PLACES)                                   145,222
      3,094   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                196,398
      1,199   PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                     120,030
      2,169   PUBLICIS GROUPE (COMMUNICATIONS)                                            70,315
      3,314   RENAULT SA (TRANSPORTATION EQUIPMENT)                                      277,255
      1,725   SAGEM SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                        36,765
     17,744   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)+                      1,418,169
      3,939   SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                     274,129
        613   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             30,829
      6,033   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                 610,516
      1,989   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                             64,750
      1,542   SODEXHO ALLIANCE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       46,656
     14,491   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+  386,453
        317   TECHNIP SA (OIL & GAS EXTRACTION)                                           58,600
      1,283   THALES SA (TRANSPORTATION BY AIR)                                           61,595
      4,203   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                   111,116
     10,622   TOTAL SA (OIL & GAS EXTRACTION)                                          2,320,179
        755   UNIBAIL (REAL ESTATE)                                                      118,838
      1,401   VALEO SA (TRANSPORTATION EQUIPMENT)                                         58,653
      4,713   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                   170,596
      1,317   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)  176,865
     18,364   VIVENDI UNIVERSAL SA (COMMUNICATIONS)+                                     586,340
        713   ZODIAC SA (TRANSPORTATION BY AIR)                                           33,193

                                                                                      14,968,364
                                                                                    ------------

GERMANY - 6.78%
        813   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                             131,227
      5,559   ALLIANZ AG (INSURANCE CARRIERS)                                            737,472
      1,186   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            74,977
      9,495   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                      684,022
     11,884   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           402,864
     11,093   BAYERISCHE VEREINSBANK AG (MISCELLANEOUS)+                                 251,805
        318   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                  37,000
        645   CELESIO AG (CHEMICALS & ALLIED PRODUCTS)                                    52,463
      2,182   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  138,596
     15,547   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                              745,123
      8,843   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                 785,136
      1,878   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
              & SERVICES)                                                                113,032
      3,799   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)+                              54,478
      8,045   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                 184,804
     49,216   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                    1,113,832
        629   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                             22,229
     11,274   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                              1,027,640
        928   EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 13,875
        663   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                 53,359
        497   FRESENIUS MEDICAL CARE AG (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               28,812
      1,010   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                60,817

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

GERMANY (CONTINUED)
      1,034   HENKEL KGAA (APPAREL & ACCESSORY STORES)                             $      89,950
      2,274   HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)+                      94,274
     11,338   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                    122,981
      1,046   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)                              10,794
      1,453   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                90,968
      1,793   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             69,068
        938   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                    64,539
      2,609   METRO AG (FOOD STORES)                                                     143,589
      1,235   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                 24,492
      3,311   MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)          407,068
        137   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                       87,429
      1,555   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                    28,534
        279   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                   76,718
      2,499   QIAGEN NV (HEALTH SERVICES)+                                                27,344
      7,111   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                 393,391
        739   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                  34,363
      3,706   SAP AG (BUSINESS SERVICES)                                                 661,912
      3,000   SCHERING AG (CHEMICALS & ALLIED PRODUCTS)+                                 224,317
     14,477   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                           1,227,505
        994   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                     20,672
      5,479   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                 120,647
      2,368   TUI AG (TRANSPORTATION BY AIR)                                              56,070
      4,072   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                   184,588
      1,995   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                    66,193

                                                                                      11,040,969
                                                                                    ------------

GREECE - 0.66%
      3,470   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                    121,028
      1,570   COCA-COLA HELLENIC BOTTLING COMPANY SA (EATING & DRINKING PLACES)           38,370
      8,098   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                  166,869
      2,200   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                           44,138
      3,250   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                         111,676
        980   EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                        31,064
        300   FOLLI - FOLLIE SA (APPAREL & ACCESSORY STORES)                               8,808
        460   GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                13,631
        350   HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                     6,137
      2,030   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                22,074
      1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN
              BUILDING CONSTRUCTION CONTRACTS)                                             7,672
      4,660   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                83,737
        796   HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)        9,088
      1,610   INTRACOM SA (COMMUNICATIONS)                                                 8,710
      4,715   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                       155,607
      3,020   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                   83,576
      3,175   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                   55,499
      1,690   PUBLIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                47,321
      1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
              CONSTRUCTION CONTRACTS)                                                      8,210
      1,090   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)            32,298
      2,080   VIOHALCO (BUSINESS SERVICES)                                                18,942

                                                                                       1,074,455
                                                                                    ------------

HONG KONG - 1.66%
      3,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  12,608
     22,800   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                         70,840
     65,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                   125,140
     19,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                      35,933
     27,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                 269,212
      9,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER
              THAN BUILDING CONSTRUCTION CONTRACTS)                                       25,995
     32,500   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                   186,904
     13,500   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                 81,632
     28,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                 17,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

HONG KONG (CONTINUED)
     25,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                           $      38,597
     13,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                           193,138
     13,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                    67,570
     66,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)               136,285
     20,000   HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                53,521
     24,500   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)             111,898
     12,000   HOPEWELL HOLDINGS (REAL ESTATE)                                             30,800
     38,000   HUTCHINSON WHAMPOA (MEMBERSHIP ORGANIZATIONS)                              355,668
     12,000   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                             25,242
     28,000   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       27,198
      9,000   KERRY PROPERTIES LIMITED (REAL ESTATE)                                      19,221
      8,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                  16,931
     30,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                       50,562
     25,000   MTR CORPORATION (RAILROAD TRANSPORTATION)                                   40,044
     43,000   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           48,130
      4,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                15,156
     66,000   PCCW LIMITED (COMMUNICATIONS)                                               41,819
     18,000   SCMP GROUP LIMITED (COMMUNICATIONS)                                          7,468
     20,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
              PLACES)                                                                     28,690
     20,000   SINO LAND COMPANY (REAL ESTATE)                                             19,684
      5,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                 6,156
     24,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                             240,071
     16,500   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                  137,983
     16,500   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                               35,982
      5,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                             23,222
     12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                           11,347
     21,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                  73,488
      9,000   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                   24,779

                                                                                       2,706,475
                                                                                    ------------

IRELAND - 0.92%
     15,421   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                           321,751
     17,271   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                  287,576
      9,686   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           259,364
      1,506   DCC PLC (BUSINESS SERVICES)                                                 33,776
      6,222   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                   104,447
      9,113   EIRCOM GROUP PLC (COMMUNICATIONS)+                                          21,429
      7,020   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                        187,022
      5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                              15,480
      3,829   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)+                                                       41,637
      2,891   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                               11,867
     10,488   INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                             33,074
      4,666   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)           87,523
      2,132   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                   51,148
      2,194   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      21,025
        623   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                           25,387
     15,117   WATERFORD WEDGWOOD PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+     1,274

                                                                                       1,503,780
                                                                                    ------------

ITALY - 4.26%
      8,197   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                            114,426
      2,213   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                              25,538
     17,342   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                            588,596
      2,170   AUTOGRILL SPA (EATING & DRINKING PLACES)+                                   36,250
      4,560   AUTOSTRADE SPA (SOCIAL SERVICES)                                           122,104
      4,038   BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)+                           106,480
      5,574   BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                     28,866
     58,104   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                 279,582
     17,674   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                  75,914
     18,504   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)               66,023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                              VALUE

ITALY (CONTINUED)
      7,473   BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)              $      66,228
      5,917   BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                       120,318
      6,550   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)           133,190
      1,032   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
              FABRICS & SIMILAR MATERIALS)                                                13,649
      2,527   BULGARI SPA (APPAREL & ACCESSORY STORES)                                    31,223
     25,192   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                    115,396
     15,641   EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                             33,272
     66,500   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                               653,520
     47,164   ENI SPA (OIL & GAS EXTRACTION)                                           1,180,863
      8,842   FIAT SPA (TRANSPORTATION EQUIPMENT)+                                        70,909
      2,991   FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)+                                  23,092
    102,937   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                    93,325
      3,275   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)                           19,765
      1,343   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                    21,632
      2,584   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            52,614
     10,533   MEDIASET SPA (COMMUNICATIONS)                                              133,577
      8,314   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                   134,593
      4,814   MEDIOLANUM SPA (INSURANCE CARRIERS)                                         34,484
     34,678   PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                  46,759
      5,366   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                     121,368
     18,265   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                 263,168
     76,905   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                    35,437
     16,674   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                    97,002
     23,337   TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+                                  10,563
    149,147   TELECOM ITALIA SPA (COMMUNICATIONS)                                        610,211
    104,309   TELECOM ITALIA SPA (COMMUNICATIONS)                                        338,859
     68,654   TELECOMM ITALIA MOBILE SPA (COMMUNICATIONS)                                513,249
     18,953   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)+                              54,357
      3,533   TISCALI SPA (COMMUNICATIONS)+                                               13,110
     79,952   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                          459,694

                                                                                       6,939,206
                                                                                    ------------

JAPAN - 21.75%
      6,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   42,217
      1,250   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                   93,564
        600   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                        13,877
      1,300   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 111,516
     10,400   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                          173,553
        400   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)    29,784
        800   AIRFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                     87,987
      2,800   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                      70,909
     10,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                   119,059
        400   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)            14,677
      8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                  27,872
      3,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      44,706
      6,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                         33,141
      1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   9,935
      2,000   ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      15,400
      1,000   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                 27,227
        400   ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                       9,642
      6,600   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                           81,735
     14,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                              154,387
     21,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                      105,133
        600   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                     16,893
        500   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
              SERVICE STATIONS)                                                           14,614
      1,400   BANDAI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                         31,834
     10,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                           65,873
     20,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)+                        126,086
      1,200   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                  42,042
     12,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)   238,899
     15,200   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     820,299


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

JAPAN (CONTINUED)
        800   CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                  $       7,604
      3,600   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                                        55,544
      3,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                               21,255
         18   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                    147,028
     13,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                86,903
     11,900   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  285,684
      4,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)         77,699
        800   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                20,572
      5,000   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                  48,063
        800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)              20,533
      2,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           18,523
      2,400   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                        87,362
      1,200   CSK CORPORATION (BUSINESS SERVICES)+                                        54,338
     12,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                                192,525
      5,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)            28,301
      4,200   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               90,788
      3,500   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                       101,103
      4,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                           32,751
     12,000   DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)      27,637
      2,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               12,277
      1,600   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                      76,042
      9,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                          102,323
     22,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)   158,876
      8,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)           26,622
      9,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                               254,489
         29   DENTSU INCORPORATED (COMMUNICATIONS)                                        78,111
      5,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
              MINERALS, EXCEPT FUELS)                                                     32,546
         62   EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                         344,881
      5,000   EBARA CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  23,080
      4,500   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                        147,995
      2,600   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY
              SERVICES)+                                                                  72,821
      1,200   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                     34,957
      2,600   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 170,001
      1,000   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                 76,120
      9,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
              GARDEN SUPPLY & MOBILE HOME DEALERS)                                        24,241
      8,400   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                              306,587
        600   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                         19,850
         11   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                       23,831
      6,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            27,637
      5,000   FUJISAWA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)      136,869
     32,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   208,295
      9,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                              49,888
          6   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)      14,814
      7,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                40,646
      4,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
              & SIMILAR MATERIALS)                                                        18,581
      2,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                       14,502
      4,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                              29,706
        500   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    58,456
      3,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            14,141
      1,000   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)            20,640
      2,000   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)              35,796
      1,900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
              MACHINERY & COMPUTER EQUIPMENT)                                             26,126
     58,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                 401,874
        600   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
              MACHINERY & COMPUTER EQUIPMENT)                                             13,702
      3,300   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               64,892
     18,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)             49,185
     13,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                    704,753

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

JAPAN (CONTINUED)
      1,400   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                    $      20,221
      1,900   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           214,531
      3,200   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                         37,318
      5,000   ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                11,467
     21,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS
              MANUFACTURING INDUSTRIES)+                                                  28,896
        500   ITO EN LIMITED (EATING & DRINKING PLACES)                                   25,959
      6,100   ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                          255,977
     24,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                     111,018
        600   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       24,007
        500   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                  33,961
     13,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)+                        37,679
          4   JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                            33,727
          3   JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                            25,324
         16   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                              182,688
      9,400   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                       268,322
      3,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   27,432
     13,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                 63,433
      3,000   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                               65,727
     17,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         73,163
      1,000   KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)           6,587
      4,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                          31,931
        800   KANEBO LIMITED (APPAREL & ACCESSORY STORES)+                                11,633
      5,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                            56,602
     12,900   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
              SANITARY SERVICES)                                                         261,852
      4,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                  24,280
      9,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                              230,116
        800   KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                         16,005
     23,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)  37,709
      9,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                        57,880
      7,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)   43,105
     10,000   KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)             58,651
        600   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     134,439
      3,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                              28,604
      2,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       14,951
     26,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                              89,821
     12,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                    118,161
     45,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 68,947
      1,300   KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)     15,693
     17,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   118,952
      1,000   KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               14,599
      1,600   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) 37,084
      7,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   99,541
      2,000   KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                       28,145
     18,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) 89,236
      6,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                             53,811
      1,700   KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)            19,129
      1,900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY
              & HOUSING PROGRAMS)                                                         27,331
      2,900   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 223,295
      6,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             45,086
      7,200   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  145,447
      1,100   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                            40,578
      2,300   LEOPALACE21 CORPORATION (REAL ESTATE)                                       40,492
        500   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      36,059
      2,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  34,976
     24,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                    66,517
      5,300   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                          70,963
        700   MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)               19,947
     40,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS
              & EQUIPMENT STORES)                                                        634,722
      5,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                               43,574
      4,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                         23,734
      5,000   MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                        23,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
        700   MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                  $      26,095
         26   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                          385,674
      6,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      26,174
     28,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)               85,254
     20,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                 259,709
     31,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                        151,869
     17,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                            199,083
      6,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS
              & ALLIED PRODUCTS)                                                          28,281
     51,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)+                                                               144,833
      2,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION
              & WAREHOUSING)                                                              19,713
     17,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC
              MINERALS, EXCEPT FUELS)                                                     35,669
      9,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                    32,761
         83   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)    842,393
     23,000   MITSUI & COMPANY LIMITED (MISCELLANEOUS SERVICES)                          206,275
     11,000   MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                      59,900
     13,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION
              EQUIPMENT)                                                                  22,202
     12,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                               145,799
     10,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                     44,110
     16,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                          96,028
     23,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)             199,766
     10,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                99,932
      7,000   MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                             34,020
      1,200   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    13,725
        140   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                              704,987
      4,000   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                         223,675
      1,400   NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      18,376
     30,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 186,494
        700   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      34,156
          9   NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       37,504
      5,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      47,819
      3,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                   31,063
        400   NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)            12,960
      5,000   NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                              19,908
        800   NIDEC CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      97,511
     28,000   NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                           148,375
      5,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            61,774
      1,800   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   226,076
          5   NIPPON BUILDING FUND INCORPORATED (REITS)                                   42,647
     15,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION
              & WAREHOUSING)                                                              73,924
      3,000   NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                 16,746
      8,000   NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                           20,221
      3,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                  40,666
     13,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                  61,150
     23,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)           147,468
      5,000   NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                      29,326
      7,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
              GARDEN SUPPLY & MOBILE HOME DEALERS)                                        28,965
      2,000   NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)               17,332
    110,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                        269,445
         94   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                  421,977
         15   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                             67,337
     17,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                        91,578
      4,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   13,936
      3,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)            23,626
     44,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
              SERVICE STATIONS)                                                          488,129
      3,000   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                 33,259
     14,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
              MACHINERY & TRANSPORTATION EQUIPMENT)                                       32,244
      3,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                   22,455
      1,600   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)              40,129
        300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)     19,586
      2,900   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                      159,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
      1,800   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                           $      56,387
     33,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
              EXCHANGES & SERVICES)                                                      481,136
        400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       37,474
      8,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                      40,207
      8,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   45,906
         21   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  67,834
        362   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                   667,688
     11,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       69,347
        100   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                  19,859
     13,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)           75,359
     15,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                         86,074
     10,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                   43,037
      3,000   OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       18,971
      4,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                            85,293
      3,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  85,898
      2,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS
              MADE FROM FABRICS & SIMILAR MATERIALS)                                      29,101
        600   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                  31,092
        900   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)             62,535
      1,400   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                    190,183
     35,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)              109,300
      2,900   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)        56,602
      1,550   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)               110,725
      2,100   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                    18,260
          8   RAKUTEN INCORPORATED (COMMUNICATIONS)                                        9,134
         72   RAKUTEN INCORPORATED (MEMBERSHIP ORGANIZATIONS)+%%                          64,643
     82,000   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                    166,449
     12,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 231,521
        700   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                               18,786
      1,900   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 196,545
        500   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                       25,129
        500   SAIZERIYA COMPANY LIMITED (EATING & DRINKING PLACES)                         8,559
      2,000   SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                               12,374
      2,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      26,174
      6,700   SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                       151,366
        900   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                  45,496
      3,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                        16,805
     28,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       96,731
      5,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                         23,665
      4,000   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     160,047
      1,200   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)+         65,932
      1,700   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      75,651
      2,000   SEINO TRANSPORTATION COMPANY LIMITED (TRANSPORTATION BY AIR)                18,737
      7,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           51,166
      9,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                      104,870
      6,700   SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                  211,194
     17,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 277,554
        900   SHIMACHU COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)           22,265
        300   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                      21,899
      1,300   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)       37,108
     10,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       50,161
      6,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)           262,321
     10,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                              68,118
      5,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                    69,142
      6,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                       86,894
     10,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                             94,759
     18,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                46,375
      2,900   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)             26,405
      1,000   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   114,473
      2,500   SNOW BRAND MILK PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+          7,685
      4,100   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                  199,658
      3,700   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+            16,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

JAPAN (CONTINUED)
     13,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)              $     132,449
     16,700   SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)          645,379
      2,900   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                         49,696
      3,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             18,942
     23,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)            112,677
     16,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
              & SERVICES)                                                                138,031
     12,000   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                              130,575
     10,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)+                                                        37,182
     63,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 85,459
      9,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
              MINERALS, EXCEPT FUELS)                                                     64,292
         73   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)     530,741
      7,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE
              PRODUCTS)                                                                   17,146
      7,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                 91,266
     22,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)         159,090
      4,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                               31,931
        900   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            24,153
      1,300   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                          22,354
      3,300   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                             157,802
     15,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)        37,328
     13,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   50,620
      3,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               65,287
      2,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      23,265
      3,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                     19,528
      5,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                    48,112
     16,100   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)        810,735
      1,140   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                   77,098
      1,000   TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                          7,875
      2,200   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   162,955
     15,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                      65,141
      4,000   TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                          22,250
      2,900   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            78,111
      1,800   THK COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                     35,659
        700   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                 30,672
     15,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                      57,090
      4,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         19,518
      2,500   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                39,499
      7,600   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  136,469
      1,000   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                     16,307
     20,900   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  512,965
      3,100   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 190,895
     46,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)              188,543
      1,000   TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
              FABRICS & SIMILAR MATERIALS)                                                11,740
     18,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                 97,316
      6,000   TOKYU LAND CORPORATION (REAL ESTATE)                                        25,061
      5,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                               45,526
     10,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES) 110,959
     21,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                       98,370
     53,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                 227,579
      7,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                             31,492
      4,300   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)    78,094
      5,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               47,721
      2,600   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         47,955
      1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                        14,736
     11,000   TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                              26,515
      1,100   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                     22,382
      3,400   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                    84,942
     52,200   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
              STATIONS)                                                                2,124,271
      1,500   TREND MICRO INCORPORATED (BUSINESS SERVICES)                                80,951
     15,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                  25,324
         69   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                       418,161


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
        800   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                   $      38,333
      1,000   UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  19,713
      3,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                  34,283
      2,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            37,377
        440   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)        36,928
      2,000   WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
              FABRICS & SIMILAR MATERIALS)                                                23,988
         30   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                       121,206
        700   WORLD COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                           24,593
         34   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+                               163,248
      2,000   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                     35,601
      1,400   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
              STORES)                                                                     59,979
      3,100   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)         47,315
      3,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                     46,529
      5,600   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)    218,054
      7,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                 103,835
      2,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                   18,620
      4,000   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      53,479
      3,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                              25,178

                                                                                      35,441,014
                                                                                    ------------

NETHERLANDS - 4.83%
     28,224   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                             747,704
     24,614   AEGON NV (INSURANCE CARRIERS)                                              335,569
      4,937   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                210,579
      8,631   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                138,551
        829   CORIO NV (REITS)                                                            48,566
      1,304   DSM NV (CHEMICALS & ALLIED PRODUCTS)                                        84,405
      4,366   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)      126,939
      9,650   GETRONICS NV (BUSINESS SERVICES)+                                           22,036
      9,782   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                           22,604
      4,393   HEINEKEN NV (EATING & DRINKING PLACES)                                     146,473
        582   IHC CALAND NV (OIL & GAS EXTRACTION)                                        36,975
     33,395   ING GROEP NV (FINANCIAL SERVICES)                                        1,010,429
     35,872   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                340,825
     23,684   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                         628,075
     28,340   KONINKLIJKE AHOLD NV (FOOD STORES)+                                        219,571
      1,489   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             22,789
        877   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)             34,510
     12,711   REED ELSEVIER NV (COMMUNICATIONS)                                          173,293
        849   RODAMCO EUROPE NV (REITS)                                                   67,394
     37,630   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)  2,166,142
      2,618   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                  94,407
      6,719   TPG NV (TRANSPORTATION SERVICES)                                           182,473
     10,319   UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                                  691,907
      3,125   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        50,929
      4,250   VNU NV (COMMUNICATIONS)                                                    125,530
        394   WERELDHAVE NV (REITS)                                                       42,844
      4,854   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                97,450

                                                                                       7,868,969
                                                                                    ------------

NEW ZEALAND - 0.23%
      4,625   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE
              CONTRACTORS)                                                                26,658
     12,401   CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)                        18,541
      5,465   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                  25,263
      4,714   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS
              & EQUIPMENT STORES)                                                         14,641
      8,696   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               20,351
      8,205   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      39,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

NEW ZEALAND (CONTINUED)
      2,073   INDEPENDENT NEWSPAPERS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)  $       8,610
      2,937   NGC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                     6,576
      7,892   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS
              & OTHER LODGE PLACES)                                                       30,668
      1,846   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)+                             8,200
     34,877   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                154,928
      1,762   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                    2,775
      1,057   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                    1,680
      5,437   TOWER LIMITED (BUSINESS SERVICES)+                                           8,404
      2,606   WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                         6,833
        372   WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY
              & HOUSING PROGRAMS)                                                          1,518

                                                                                         374,879
                                                                                    ------------

NORWAY - 0.61%
     11,614   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                              114,574
        766   FRONTLINE LIMITED (WATER TRANSPORTATION)                                    34,085
      2,614   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                     205,869
      2,000   NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                         43,258
      3,386   ORKLA ASA (FOOD & KINDRED PRODUCTS)                                        111,252
        341   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                          21,310
        919   SCHIBSTED ASA (COMMUNICATIONS)                                              26,098
          0   SHIP FINANCE INTERNATIONAL LIMITED (TRANSPORTATION BY AIR)+                      3
        678   SMEDVIG ASA (OIL & GAS EXTRACTION)                                          11,390
      9,837   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                      154,296
      4,482   STOREBRAND ASA (INSURANCE CARRIERS)                                         43,291
      2,539   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 31,546
     14,373   TELENOR ASA (COMMUNICATIONS)                                               130,520
      3,383   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING
              PROGRAMS)                                                                   18,600
      3,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                             44,769

                                                                                         990,861
                                                                                    ------------

PORTUGAL - 0.36%
      6,482   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                      26,256
     30,704   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                      78,878
      1,990   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                           35,975
      6,823   BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                        62,601
      3,821   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)     21,554
     38,644   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   117,135
        716   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)+                        9,440
     14,772   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                  182,717
        892   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA
              (COMMUNICATIONS)                                                            22,418
     17,058   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                  24,809

                                                                                         581,783
                                                                                    ------------

SINGAPORE - 0.81%
      9,000   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                    5,954
     11,000   ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                               11,523
     19,000   CAPITALAND LIMITED (REAL ESTATE)                                            24,792
     13,000   CAPITAMALL TRUST (REITS)                                                    14,016
     19,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC &
              OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+        11,406
      9,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                     39,145
     33,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                 31,334
      1,000   CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       14,947
      4,000   DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                      4,320
     20,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                       197,256
      3,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                            29,956
      2,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                              6,310
      2,000   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)        12,987
     10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                              52,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

SINGAPORE (CONTINUED)
      7,000   KEPPEL LAND LIMITED (REAL ESTATE)                                    $       9,648
      9,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                         16,540
     20,000   OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)              165,401
      1,000   OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES,
              CAMPS & OTHER LODGE PLACES)                                                  4,778
     11,000   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                  10,108
     17,000   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           16,871
      6,000   SEMBCORP LOGISTICS LIMITED (TRANSPORTATION SERVICES)                         6,359
      9,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                           7,498
     10,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                        69,836
     14,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                              15,352
      2,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                         5,807
     25,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                            13,630
     27,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                                 76,084
     25,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   35,684
    110,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                      160,377
     11,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                           5,930
     18,000   STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                   11,137
     22,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                     185,984
      7,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                   8,662
      4,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    38,961
      8,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                      4,901

                                                                                       1,326,177
                                                                                    ------------

SPAIN - 4.08%
      4,488   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                               98,825
        542   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)  47,960
      2,952   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 47,388
      4,639   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  105,933
      4,749   ALTADIS SA (TOBACCO PRODUCTS)                                              217,536
      6,150   AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION SERVICES)             63,281
        369   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)+                                 26,658
     58,320   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)             1,034,492
      2,890   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                         190,519
    107,204   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)             1,330,396
      3,679   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION
              SERVICES)+                                                                  40,406
      2,038   CORP MAPFRE SA (INSURANCE CARRIERS)                                         30,028
     17,116   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                              402,250
        866   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION
              OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 41,705
      2,075   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)       29,051
      2,692   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                      83,281
      1,034   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
              CONSTRUCTION CONTRACTS)                                                     55,263
     13,751   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                           349,523
      8,826   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                   30,592
      2,383   INDRA SISTEMAS SA (MISCELLANEOUS REPAIR SERVICES)                           40,715
      3,862   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                 113,913
        720   METROVACESA SA (REAL ESTATE)                                                33,470
      1,473   NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+         19,541
      1,452   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)    30,828
     16,364   REPSOL YPF SA (OIL & GAS EXTRACTION)                                       426,171
      2,018   SACYR VALLEHERMOSO SA (REAL ESTATE)                                         33,327
      1,081   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                   22,599
        716   SOGECABLE SA (COMMUNICATIONS)+                                              31,786
      3,141   TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)                     29,117
     80,481   TELEFONICA SA (COMMUNICATIONS)+                                          1,516,198
      3,734   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                         98,210
      2,853   ZELTIA SA (HEALTH SERVICES)+                                                19,971

                                                                                       6,640,933
                                                                                    ------------

SWEDEN - 2.49%
      1,585   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                   70,599



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

SWEDEN (CONTINUED)
      1,587   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                     $      25,672
      5,087   ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 86,883
      1,938   ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     87,489
      1,321   ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     55,163
        558   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                         18,893
      1,043   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                               18,599
      1,399   CAPIO AB (HEALTH SERVICES)+                                                 16,631
        774   CASTELLUM AB (REAL ESTATE)                                                  27,720
      1,100   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                14,235
      5,006   ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             114,502
        538   ELEKTA AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                           15,504
      2,996   ENIRO AB (COMMUNICATIONS)                                                   30,657
      3,324   GAMBRO AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            47,394
      1,783   GAMBRO AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            25,020
      3,035   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            37,792
      8,504   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
              MADE FROM FABRICS & SIMILAR MATERIALS)                                     296,246
        517   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   13,887
        924   HOLMEN AB (PAPER & ALLIED PRODUCTS)                                         31,980
      3,099   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                 17,767
        963   MODERN TIMES GROUP AB (COMMUNICATIONS)+                                     26,229
     39,834   NORDEA AB (DEPOSITORY INSTITUTIONS)                                        401,613
      1,424   OMX AB (BUSINESS SERVICES)+                                                 18,214
        550   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)+                         12,746
      3,996   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                              161,153
      1,403   SAS AB (TRANSPORTATION BY AIR)+                                             12,667
      1,598   SCANIA AB (TRANSPORTATION EQUIPMENT)                                        63,243
      5,107   SECURITAS AB (BUSINESS SERVICES)                                            87,609
     17,580   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                 87,564
      8,518   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                 164,710
      6,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
              CONTRACTS)                                                                  76,085
        500   SSAB SVENSKT STAL AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 11,775
      1,130   SSAB SVENSKT STAL AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 27,207
      3,471   SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                             148,077
      9,303   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                            242,185
      5,625   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                         65,177
      1,680   TELE2 AB (COMMUNICATIONS)+                                                  65,982
    260,730   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                  831,775
     34,128   TELIASONERA AB (COMMUNICATIONS)                                            204,396
      1,447   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      24,605
      1,839   VOLVO AB (TRANSPORTATION EQUIPMENT)                                         70,152
      4,109   VOLVO AB (TRANSPORTATION EQUIPMENT)                                        162,928
      1,564   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                      32,949
      5,917   WM-DATA AB (BUSINESS SERVICES)                                              12,822

                                                                                       4,064,496
                                                                                    ------------

SWITZERLAND - 6.93%
     34,022   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                          189,992
      2,321   ADECCO SA (BUSINESS SERVICES)                                              116,856
      1,185   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)+                  90,144
      3,866   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                   62,388
      9,367   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)             311,794
     20,486   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                  861,165
         67   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                               49,023
        123   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                      81,019
      2,874   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                        173,132
        622   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 22,865
         54   KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                      23,745
        817   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)+                                                        49,935
        717   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                40,355
        604   MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                         29,613
      7,304   NESTLE SA (FOOD & KINDRED PRODUCTS)                                      1,910,949


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

SWITZERLAND (CONTINUED)
        390   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                    $      70,653
     43,081   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                2,170,909
        805   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            26,548
         84   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                             24,378
     12,706   ROCHE HOLDING AG (HEALTH SERVICES)                                       1,462,682
         97   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      38,472
        110   SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                             72,456
         70   SGS SOCIETE GENERALE DE SURVEILLANCE  HOLDING SA (BUSINESS SERVICES)        49,033
     10,359    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     202,055
        147   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            30,509
         69   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          27,443
        576   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                84,543
      1,169   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                34,748
      5,792   SWISS REINSURANCE (INSURANCE CARRIERS)                                     413,096
        481   SWISSCOM AG (COMMUNICATIONS)                                               189,507
      1,942   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                 206,309
        798   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            89,478
     19,328   UBS AG (FINANCIAL SERVICES)                                              1,620,724
        214   UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      21,266
         72   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                              17,729
      2,593   ZURICH FINANCIAL SERVICES AG (DEPOSITORY INSTITUTIONS)+                    432,357

                                                                                      11,297,870
                                                                                    ------------

UNITED KINGDOM - 24.88%
     10,848   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                          138,708
     20,451   AEGIS GROUP PLC (COMMUNICATIONS)                                            42,405
      4,678   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      15,089
      4,583   ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                    66,388
      5,500   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)   31,441
     12,561   AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                           77,352
     25,684   ANGLO AMERICAN PLC (COAL MINING)                                           607,508
     18,814   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      39,914
      3,565   ARRIVA PLC (TRANSPORTATION BY AIR)                                          36,960
      5,861   ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                53,450
     30,023   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                            1,088,842
     40,775   AVIVA PLC (INSURANCE CARRIERS)                                             491,623
     19,135   BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           214,546
     55,098   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                    243,829
      7,725   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       46,755
    116,548   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                   1,311,237
      4,404   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       50,266
      8,294   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      45,502
      2,048   BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   32,045
      1,985   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)+                                                      30,831
     63,304   BG GROUP PLC (OIL & GAS EXTRACTION)                                        430,242
     44,538   BHP BILLITON PLC (COAL MINING)+                                            522,030
      8,829   BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                168,406
     13,477   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                               169,607
    391,890   BP PLC (OIL & GAS EXTRACTION)                                            3,822,141
      9,075   BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            82,455
     13,305   BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)          66,479
      9,953   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                44,906
     29,140   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                            502,115
      8,966   BRITISH LAND COMPANY PLC (REAL ESTATE)                                     154,236
     22,605   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                              243,904
    153,902   BT GROUP PLC (COMMUNICATIONS)                                              599,818
      8,252   BUNZL PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        68,838
     43,983   CABLE & WIRELESS PLC (COMMUNICATIONS)+                                     100,698
     37,285   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                            347,180
     12,237   CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                 85,929
      3,069   CARNIVAL PLC (WATER TRANSPORTATION)                                        187,253
      6,030   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                            42,488


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

UNITED KINGDOM (CONTINUED)
     68,775   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                     $     311,947
      2,253   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)               31,771
      2,040   COBHAM PLC (TRANSPORTATION BY AIR)                                          48,448
     38,138   COMPASS GROUP PLC (EATING & DRINKING PLACES)                               180,307
     34,781   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                 23,706
     73,379   CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)+                                                  71,145
      5,610   DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                 79,918
      3,716   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                 29,251
      3,366   DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                    22,425
     55,108   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                       786,108
     35,825   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                              104,546
          0   DX SERVICES PLC (TRANSPORTATION SERVICES)+                                       3
      8,002   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      43,746
      4,272   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         66,886
     14,499   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                             73,767
      6,423   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                              98,036
      5,482   EXEL PLC (TRANSPORTATION SERVICES)                                          76,095
      7,396   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                    49,521
     10,694   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            23,919
     34,849   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                 103,036
      7,156   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       55,574
     13,497   GKL PLC (TRANSPORTATION EQUIPMENT)                                          61,284
    106,367   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                        2,495,496
      2,241   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                    14,155
     20,922   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)+                                    56,235
     18,198   GUS PLC (GENERAL MERCHANDISE STORES)                                       327,897
      5,083   HAMMERSON PLC (REAL ESTATE)                                                 84,756
     12,891   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        110,692
     31,908   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         76,116
     70,213   HBOS PLC (DEPOSITORY INSTITUTIONS)                                       1,143,121
     27,712   HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                         151,366
      7,061   HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                  35,247
    200,354   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                              3,381,160
      8,484   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                               44,264
      6,495   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            49,100
     21,872   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)             101,201
     13,115   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                              359,311
      1,382   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                            51,872
     11,191   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
              OTHER LODGE PLACES)                                                        139,119
     27,071   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)+                80,299
      2,840   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               38,440
    104,561   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                      31,116
     74,078   ITV PLC (COMMUNICATIONS)                                                   149,689
     23,879   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                  124,012
      4,035   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                           76,538
      6,400   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                         77,718
      9,726   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  52,751
     15,469   KIDDE PLC (SOCIAL SERVICES)                                                 49,449
     41,845   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                       248,848
      8,303   LAND SECURITIES GROUP PLC (REAL ESTATE)                                    223,173
    116,453   LEGAL & GENERAL GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)             245,936
      4,436   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                     82,654
    100,952   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                             916,758
     13,786   LOGICACMG PLC (BUSINESS SERVICES)                                           51,017
      4,680   LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                               52,294
      4,960   MAN GROUP PLC (BUSINESS SERVICES)                                          140,174
      3,677   MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 39,710
     30,106   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                     198,256
      7,759   MEGGITT PLC (TRANSPORTATION BY AIR)                                         38,992
     11,410   MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)          27,164
      9,784   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          39,306
      9,601   MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                          62,672
      2,518   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                        39,907


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

UNITED KINGDOM (CONTINUED)
     55,706   NATIONAL GRID TRANSCO PLC (ELECTRIC, GAS & SANITARY SERVICES)        $     530,472
      4,641   NEXT PLC (APPAREL & ACCESSORY STORES)                                      147,019
      7,923   NOVAR PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          28,635
     14,222   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     171,611
     13,563   PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)     77,468
      5,035   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         66,797
     18,740   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                     39,577
      6,673   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  21,908
      4,766   PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                61,490
     42,414   PRUDENTIAL PLC (INSURANCE CARRIERS)                                        368,884
      4,566   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                60,531
     10,019   RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   50,782
     10,674   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                        322,560
     22,650   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               208,949
     30,668   RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                    86,995
     25,730   REUTERS GROUP PLC (COMMUNICATIONS)                                         186,481
     10,109   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          89,181
     19,263   RIO TINTO PLC (METAL MINING)                                               566,950
      4,172   RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      68,003
    883,468   ROLLS ROYCE GROUP CLASS (TRANSPORTATION EQUIPMENT)                           1,611
     26,967   ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)+                          127,882
     53,111   ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                   79,025
     56,608   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)               1,904,104
     14,383   SABMILLER PLC (EATING & DRINKING PLACES)                                   238,584
     23,533   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     91,379
      2,285   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                          32,946
     14,162   SCOTTISH & NEWCASTLE PLC (BUSINESS SERVICES)                               118,479
     15,382   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)         257,666
     33,378   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                     258,413
      7,995   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                  36,839
      6,344   SEVERN TRENT PLC (WATER TRANSPORTATION)                                    117,779
    173,982   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)             1,483,085
     31,739   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                               67,029
      7,682   SLOUGH ESTATES PLC (REAL ESTATE)                                            81,118
     16,690   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                           170,790
      9,843   SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  155,338
      3,481   SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            21,052
     14,419   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                              31,489
      7,534   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                   68,381
     10,626   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         55,490
    139,664   TESCO PLC (FOOD & KINDRED PRODUCTS)                                        862,744
     14,234   TOMKINS PLC (BUSINESS SERVICES)                                             69,481
      5,402   TRINITY MIRROR PLC (COMMUNICATIONS)                                         65,962
     49,815   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                     489,198
      6,174   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                  56,897
     10,238   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                   123,832
      5,686   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                    48,852
  1,192,872   VODAFONE GROUP PLC (COMMUNICATIONS)                                      3,234,902
      5,470   WHITBREAD PLC (EATING & DRINKING PLACES)                                    88,898
      6,890   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                          74,607
     10,300   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                           192,509
     20,229   WPP GROUP PLC (COMMUNICATIONS)                                             222,540
     12,828   YELL GROUP PLC (COMMUNICATIONS)                                            108,365

                                                                                      40,544,395
                                                                                    ------------

TOTAL COMMON STOCK (COST $144,789,438)                                               161,867,226
                                                                                    ------------

RIGHTS - 0.00%
     25,195   WATERFORD WEDGWOOD PLC RIGHTS EXPIRE: 01/31/05+(A)                              86

TOTAL RIGHTS (COST $453)                                                                      86
                                                                                    ------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

SHORT-TERM INVESTMENTS - 0.66%

MUTUAL FUND - 0.66%
  1,071,572   WELLS FARGO MONEY MARKET TRUST~++                                     $  1,071,572
                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,071,572)                                         1,071,572
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $145,861,463)*                                   100.00%                      $162,938,884
                                                       -------                      ------------

+   NON-INCOME EARNING SECURITIES.
%%  SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $48,549.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,071,572.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                          VALUE

COMMON STOCK - 99.34%

AUSTRALIA - 5.04%
     20,187   ALUMINA LIMITED (METAL MINING)                                       $      93,998
     15,266   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                    87,958
     33,669   AMP LIMITED (INSURANCE CARRIERS)                                           191,614
      3,005   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                   21,036
      5,871   ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                45,793
     32,968   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)    532,121
      7,852   AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)    84,326
      1,934   AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                       30,928
     13,191   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                      42,396
     64,590   BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                776,697
     12,662   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)            81,887
      9,620   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      51,808
     16,842   BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)      91,757
     13,499   CENTRO PROPERTIES GROUP (REAL ESTATE)                                       61,163
     26,583   CFS GANDEL RETAIL TRUST (REAL ESTATE)                                       33,341
      8,660   COCA-COLA AMATIL LIMITED (EATING & DRINKING PLACES)                         55,191
      1,027   COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            20,328
     19,775   COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                  152,846
     22,618   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                   569,142
     24,713   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                             24,216
      7,325   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                   32,558
      3,723   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   85,365
     17,365   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   36,209
     46,365   DB RREEF TRUST (REAL ESTATE)+                                               47,976
     35,966   FOSTER'S GROUP LIMITED (EATING & DRINKING PLACES)                          163,242
      9,994   FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)        16,922
     38,224   GENERAL PROPERTY TRUST (REAL ESTATE)                                       112,065
     10,015   HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                 24,730
      4,413   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS,
              EXCEPT FUELS)                                                               21,759
     12,800   ING INDUSTRIAL FUND (REAL ESTATE)                                           21,673
     28,370   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                     142,999
     27,196   INVESTA PROPERTY GROUP (REAL ESTATE)                                        48,181
      8,694   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         45,662
     14,813   JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                              52,834
      2,584   LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       24,976
      6,146   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                63,837
      5,569   LION NATHAN LIMITED (EATING & DRINKING PLACES)                              37,544
      3,863   MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                140,812
     30,245   MACQUARIE GOODMAN INDUSTRIAL TRUST (REAL ESTATE)                            56,191
     34,000   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)         90,619
     12,145   MAYNE GROUP LIMITED (HEALTH SERVICES)                                       40,557
     13,447   MIRVAC GROUP (REAL ESTATE)                                                  51,651
     27,647   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                  624,602
      5,617   NEWCREST MINING LIMITED (METAL MINING)                                      76,835
     10,517   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                 21,188
      4,604   ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      73,517
     12,666   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                68,410
      9,534   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)+                        23,841
      8,454   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                 31,280
      9,446   PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                             48,723
        724   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                    35,699
      2,504   PUBLISHING & BROADCASTING LIMITED (COMMUNICATIONS)                          34,351
     12,215   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                           146,982
     16,933   QUANTAS AIRWAYS (MEMBERSHIP ORGANIZATIONS)+                                 49,246
     16,837   RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)              140,564
      5,572   RIO TINTO LIMITED (METAL MINING)                                           170,872
      9,496   SANTOS LIMITED (OIL & GAS EXTRACTION)                                       63,124
      4,567   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                  43,605
     11,994   SOUTHCORP LIMITED (EATING & DRINKING PLACES)+                               40,335
     21,893   STOCKLAND (REAL ESTATE)                                                    102,800
      9,562   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                           130,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

AUSTRALIA (CONTINUED)
      8,986   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)           $     121,793
     38,598   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                               148,562
      4,567   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                             45,789
     10,095   TRANSURBAN GROUP (SOCIAL SERVICES)                                          53,020
      6,857   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                213,933
     25,864   WESTFIELD GROUP (DEPOSITORY INSTITUTIONS)+                                 333,115
     32,305   WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                      493,563
     20,475   WMC RESOURCES LIMITED (METAL MINING)                                       115,884
      8,299   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                          130,762
     18,673   WOOLWORTHS LIMITED (FOOD STORES)                                           219,713

                                                                                       8,209,291
                                                                                    ------------

AUSTRIA - 0.35%
        697   BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY INSTITUTIONS)                     63,002
        144   BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   18,199
      2,118   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)   113,140
        199   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                  15,066
      4,533   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                             43,377
         80   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                            13,625
        228   OMV AG (OIL & GAS EXTRACTION)                                               68,704
        323   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                             9,791
      4,767   TELEKOM AUSTRIA AG (COMMUNICATIONS)                                         90,390
        213   VA TECHNOLOGIE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)+                                                        16,937
        117   VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC,
              GAS & SANITARY SERVICES)                                                    26,065
        488   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   37,908
      1,182   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      56,473

                                                                                         572,677
                                                                                    ------------

BELGIUM - 1.33%
      1,585   AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            53,774
        224   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  20,719
        272   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            21,721
      2,939   BELGACOM SA (COMMUNICATIONS)+                                              127,036
         16   COFINIMMO (REITS)                                                            2,618
        334   COLRUYT SA (FOOD STORES)                                                    54,297
        330   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                           9,218
         52   D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                9,648
      1,216   DELHAIZE GROUP (FOOD STORES)                                                92,477
     11,465   DEXIA (DEPOSITORY INSTITUTIONS)                                            263,678
        496   ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)                             221,133
        396   EURONAV SA (WATER TRANSPORTATION)+                                          10,281
     21,438   FORTIS (DEPOSITORY INSTITUTIONS)                                           592,991
      1,209   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                             98,436
      3,044   INBEV (FOOD & KINDRED PRODUCTS)+                                           118,086
      1,955   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                   150,139
        534   MOBISTAR SA (COMMUNICATIONS)+                                               50,047
        400   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                               19,165
      1,131   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                    124,522
      1,507   UCB SA (CHEMICALS & ALLIED PRODUCTS)                                        76,610
        458   UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)          43,111

                                                                                       2,159,707
                                                                                    ------------

CZECH REPUBLIC - 0.00%
         11   SOCIEDAD GENERAL DE AGUAS DE BARCELONA (TRANSPORTATION SERVICES)+              226
                                                                                    ------------

DENMARK - 0.78%
         20   A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY P
              ASS TRANSPORTATION)                                                        165,188
        213   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  15,919
        605   CARLSBERG A/S (EATING & DRINKING PLACES)                                    30,623


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

DENMARK (CONTINUED)
        504   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                     $      27,675
        838   DANISCO A/S (FOOD & KINDRED PRODUCTS)                                       51,145
      7,850   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                  240,626
        395   DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                        26,778
        384   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                  20,173
        523   FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)+                                                      9,843
      4,165   GN STORE NORD (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      44,903
      1,329   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                               29,628
        840   ISS A/S (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          46,892
        103   KOBENHAVNS LUFTHAVNE (CONSTRUCTION SPECIAL TRADE CONTRACTORS)               21,889
        332   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                     9,676
      4,548   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                     248,486
      1,042   NOVOZYMES A/S (HEALTH SERVICES)                                             52,933
      3,255   TDS A/S (COMMUNICATIONS)                                                   137,842
        400   TOPDANMARK A/S (INSURANCE CARRIERS)+                                        31,503
      3,149   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                           39,128
        512   WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                           24,044

                                                                                       1,274,894
                                                                                    ------------

FINLAND - 1.40%
      1,353   AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                 23,632
      2,616   ELISA CORPORATION (COMMUNICATIONS)+                                         42,172
      5,987   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                             110,837
        258   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      11,401
      1,127   KESKO OYJ (FOOD STORES)                                                     27,497
        611   KONE OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                               47,413
      1,937   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          30,699
     84,239   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                               1,330,511
        172   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                               26,138
      1,353   ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                     21,903
      1,718   OUTOKUMPU OYJ (METAL MINING)                                                30,708
      1,155   POHJOLA GROUP PLC (INSURANCE CARRIERS)                                      13,329
      1,600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                  19,008
      5,680   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                              78,441
     11,315   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                   173,332
      1,321   TIETOENATOR OYJ (BUSINESS SERVICES)                                         42,016
      9,531   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                  211,944
      1,130   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                       21,135
      1,112   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       23,689

                                                                                       2,285,805
                                                                                    ------------

FRANCE - 9.19%
      3,401   ACCOR SA (METAL MINING)                                                    148,901
      2,298   AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                      43,792
      1,966   AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                  363,431
     21,968   ALCATEL SA (COMMUNICATIONS)+                                               341,897
     82,496   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+            62,794
      8,648   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                      199,479
        824   ATOS ORIGIN (BUSINESS SERVICES)+                                            55,967
      1,313   AUTOROUTES SUD FRA NPV (SOCIAL SERVICES)                                    66,034
     25,631   AXA (INSURANCE CARRIERS)                                                   633,372
     14,408   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                 1,043,831
      3,547   BOUYGUES SA (ENGINEERING CONSTRUCTION)                                     163,923
      1,261   BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)+                                                                 31,846
      2,124   CAP GEMINI SA (BUSINESS SERVICES)+                                          68,019
     10,338   CARREFOUR SA (FOOD STORES)+                                                492,379
        620   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                  49,553
      1,850   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING
              & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                144,967
        653   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                        46,776

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

FRANCE (CONTINUED)
      5,545   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)   $     334,042
      2,582   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER &
              MISCELLANEOUS PLASTICS PRODUCTS)                                           165,617
     12,032   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                               363,070
      1,075   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                  54,210
      1,598   EURONEXT NV (BUSINESS SERVICES)                                             48,807
     26,684   FRANCE TELECOM SA (COMMUNICATIONS)+                                        883,543
        477   GECINA SA (REAL ESTATE)                                                     47,266
      4,358   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                    402,509
        175   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                           34,919
        602   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          50,528
        437   KLEPIERRE (REAL ESTATE)                                                     38,699
      5,482   L'OREAL SA (APPAREL & ACCESSORY STORES)                                    416,161
      3,075   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        296,758
      2,278   LAGARDERE SCA (COMMUNICATIONS)                                             164,417
      4,405   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                    337,395
        948   PERNOD-RICARD (EATING & DRINKING PLACES)                                   145,222
      3,094   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                196,398
      1,199   PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                     120,030
      2,169   PUBLICIS GROUPE (COMMUNICATIONS)                                            70,315
      3,314   RENAULT SA (TRANSPORTATION EQUIPMENT)                                      277,255
      1,725   SAGEM SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                        36,765
     17,744   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)+                      1,418,169
      3,939   SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                     274,129
        613   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             30,829
      6,033   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                 610,516
      1,989   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                             64,750
      1,542   SODEXHO ALLIANCE SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       46,656
     14,491   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+  386,453
        317   TECHNIP SA (OIL & GAS EXTRACTION)                                           58,600
      1,283   THALES SA (TRANSPORTATION BY AIR)                                           61,595
      4,203   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                   111,116
     10,622   TOTAL SA (OIL & GAS EXTRACTION)                                          2,320,179
        755   UNIBAIL (REAL ESTATE)                                                      118,838
      1,401   VALEO SA (TRANSPORTATION EQUIPMENT)                                         58,653
      4,713   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                   170,596
      1,317   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)  176,865
     18,364   VIVENDI UNIVERSAL SA (COMMUNICATIONS)+                                     586,340
        713   ZODIAC SA (TRANSPORTATION BY AIR)                                           33,193

                                                                                      14,968,364
                                                                                    ------------

GERMANY - 6.78%
        813   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                             131,227
      5,559   ALLIANZ AG (INSURANCE CARRIERS)                                            737,472
      1,186   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            74,977
      9,495   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                      684,022
     11,884   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           402,864
     11,093   BAYERISCHE VEREINSBANK AG (MISCELLANEOUS)+                                 251,805
        318   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                  37,000
        645   CELESIO AG (CHEMICALS & ALLIED PRODUCTS)                                    52,463
      2,182   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  138,596
     15,547   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                              745,123
      8,843   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                 785,136
      1,878   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
              & SERVICES)                                                                113,032
      3,799   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)+                              54,478
      8,045   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                 184,804
     49,216   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                    1,113,832
        629   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                             22,229
     11,274   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                              1,027,640
        928   EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 13,875
        663   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                 53,359
        497   FRESENIUS MEDICAL CARE AG (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               28,812
      1,010   HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                60,817

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

GERMANY (CONTINUED)
      1,034   HENKEL KGAA (APPAREL & ACCESSORY STORES)                             $      89,950
      2,274   HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)+                      94,274
     11,338   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                    122,981
      1,046   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)                              10,794
      1,453   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                90,968
      1,793   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             69,068
        938   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                    64,539
      2,609   METRO AG (FOOD STORES)                                                     143,589
      1,235   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                 24,492
      3,311   MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)          407,068
        137   PORSCHE AG (TRANSPORTATION EQUIPMENT)                                       87,429
      1,555   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                    28,534
        279   PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                   76,718
      2,499   QIAGEN NV (HEALTH SERVICES)+                                                27,344
      7,111   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                 393,391
        739   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                  34,363
      3,706   SAP AG (BUSINESS SERVICES)                                                 661,912
      3,000   SCHERING AG (CHEMICALS & ALLIED PRODUCTS)+                                 224,317
     14,477   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                           1,227,505
        994   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                     20,672
      5,479   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                 120,647
      2,368   TUI AG (TRANSPORTATION BY AIR)                                              56,070
      4,072   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                   184,588
      1,995   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                    66,193

                                                                                      11,040,969
                                                                                    ------------

GREECE - 0.66%
      3,470   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                    121,028
      1,570   COCA-COLA HELLENIC BOTTLING COMPANY SA (EATING & DRINKING PLACES)           38,370
      8,098   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)+                                  166,869
      2,200   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                           44,138
      3,250   EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                         111,676
        980   EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                        31,064
        300   FOLLI - FOLLIE SA (APPAREL & ACCESSORY STORES)                               8,808
        460   GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                13,631
        350   HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                     6,137
      2,030   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                22,074
      1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN
              BUILDING CONSTRUCTION CONTRACTS)                                             7,672
      4,660   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                83,737
        796   HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)        9,088
      1,610   INTRACOM SA (COMMUNICATIONS)                                                 8,710
      4,715   NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                       155,607
      3,020   OPAP SA (AMUSEMENT & RECREATION SERVICES)                                   83,576
      3,175   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                   55,499
      1,690   PUBLIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                47,321
      1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
              CONSTRUCTION CONTRACTS)                                                      8,210
      1,090   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)            32,298
      2,080   VIOHALCO (BUSINESS SERVICES)                                                18,942

                                                                                       1,074,455
                                                                                    ------------

HONG KONG - 1.66%
      3,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  12,608
     22,800   BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                         70,840
     65,500   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                   125,140
     19,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                      35,933
     27,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                 269,212
      9,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER
              THAN BUILDING CONSTRUCTION CONTRACTS)                                       25,995
     32,500   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                   186,904
     13,500   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                 81,632
     28,000   GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                 17,561

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

HONG KONG (CONTINUED)
     25,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                           $      38,597
     13,900   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                           193,138
     13,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                    67,570
     66,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)               136,285
     20,000   HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                53,521
     24,500   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)             111,898
     12,000   HOPEWELL HOLDINGS (REAL ESTATE)                                             30,800
     38,000   HUTCHINSON WHAMPOA (MEMBERSHIP ORGANIZATIONS)                              355,668
     12,000   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                             25,242
     28,000   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       27,198
      9,000   KERRY PROPERTIES LIMITED (REAL ESTATE)                                      19,221
      8,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                  16,931
     30,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                       50,562
     25,000   MTR CORPORATION (RAILROAD TRANSPORTATION)                                   40,044
     43,000   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           48,130
      4,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                15,156
     66,000   PCCW LIMITED (COMMUNICATIONS)                                               41,819
     18,000   SCMP GROUP LIMITED (COMMUNICATIONS)                                          7,468
     20,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
              PLACES)                                                                     28,690
     20,000   SINO LAND COMPANY (REAL ESTATE)                                             19,684
      5,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                 6,156
     24,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                             240,071
     16,500   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                  137,983
     16,500   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                               35,982
      5,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                             23,222
     12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                           11,347
     21,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                  73,488
      9,000   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                   24,779

                                                                                       2,706,475
                                                                                    ------------

IRELAND - 0.92%
     15,421   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                           321,751
     17,271   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                  287,576
      9,686   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                           259,364
      1,506   DCC PLC (BUSINESS SERVICES)                                                 33,776
      6,222   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                   104,447
      9,113   EIRCOM GROUP PLC (COMMUNICATIONS)+                                          21,429
      7,020   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                        187,022
      5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                              15,480
      3,829   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)+                                                       41,637
      2,891   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                               11,867
     10,488   INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                             33,074
      4,666   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)           87,523
      2,132   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                   51,148
      2,194   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      21,025
        623   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                           25,387
     15,117   WATERFORD WEDGWOOD PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+     1,274

                                                                                       1,503,780
                                                                                    ------------

ITALY - 4.26%
      8,197   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                            114,426
      2,213   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                              25,538
     17,342   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                            588,596
      2,170   AUTOGRILL SPA (EATING & DRINKING PLACES)+                                   36,250
      4,560   AUTOSTRADE SPA (SOCIAL SERVICES)                                           122,104
      4,038   BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)+                           106,480
      5,574   BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                     28,866
     58,104   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                 279,582
     17,674   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                  75,914
     18,504   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)               66,023

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                              VALUE

ITALY (CONTINUED)
      7,473   BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)              $      66,228
      5,917   BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                       120,318
      6,550   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)           133,190
      1,032   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
              FABRICS & SIMILAR MATERIALS)                                                13,649
      2,527   BULGARI SPA (APPAREL & ACCESSORY STORES)                                    31,223
     25,192   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                    115,396
     15,641   EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                             33,272
     66,500   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                               653,520
     47,164   ENI SPA (OIL & GAS EXTRACTION)                                           1,180,863
      8,842   FIAT SPA (TRANSPORTATION EQUIPMENT)+                                        70,909
      2,991   FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)+                                  23,092
    102,937   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                    93,325
      3,275   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)                           19,765
      1,343   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                    21,632
      2,584   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            52,614
     10,533   MEDIASET SPA (COMMUNICATIONS)                                              133,577
      8,314   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                   134,593
      4,814   MEDIOLANUM SPA (INSURANCE CARRIERS)                                         34,484
     34,678   PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                  46,759
      5,366   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                     121,368
     18,265   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                 263,168
     76,905   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                    35,437
     16,674   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)                                    97,002
     23,337   TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+                                  10,563
    149,147   TELECOM ITALIA SPA (COMMUNICATIONS)                                        610,211
    104,309   TELECOM ITALIA SPA (COMMUNICATIONS)                                        338,859
     68,654   TELECOMM ITALIA MOBILE SPA (COMMUNICATIONS)                                513,249
     18,953   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)+                              54,357
      3,533   TISCALI SPA (COMMUNICATIONS)+                                               13,110
     79,952   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                          459,694

                                                                                       6,939,206
                                                                                    ------------

JAPAN - 21.75%
      6,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                   42,217
      1,250   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                   93,564
        600   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                        13,877
      1,300   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 111,516
     10,400   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                          173,553
        400   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)    29,784
        800   AIRFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                     87,987
      2,800   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                      70,909
     10,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                   119,059
        400   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)            14,677
      8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                  27,872
      3,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      44,706
      6,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                         33,141
      1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   9,935
      2,000   ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      15,400
      1,000   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                 27,227
        400   ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                       9,642
      6,600   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                           81,735
     14,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                              154,387
     21,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                      105,133
        600   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                     16,893
        500   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
              SERVICE STATIONS)                                                           14,614
      1,400   BANDAI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                         31,834
     10,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                           65,873
     20,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)+                        126,086
      1,200   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                  42,042
     12,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)   238,899
     15,200   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     820,299


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

JAPAN (CONTINUED)
        800   CAPCOM COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                  $       7,604
      3,600   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                                        55,544
      3,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                               21,255
         18   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                    147,028
     13,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                86,903
     11,900   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  285,684
      4,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)         77,699
        800   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                20,572
      5,000   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)                  48,063
        800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)              20,533
      2,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           18,523
      2,400   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                        87,362
      1,200   CSK CORPORATION (BUSINESS SERVICES)+                                        54,338
     12,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                                192,525
      5,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)            28,301
      4,200   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               90,788
      3,500   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                       101,103
      4,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                           32,751
     12,000   DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)      27,637
      2,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               12,277
      1,600   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                      76,042
      9,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                          102,323
     22,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)   158,876
      8,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)           26,622
      9,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                               254,489
         29   DENTSU INCORPORATED (COMMUNICATIONS)                                        78,111
      5,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
              MINERALS, EXCEPT FUELS)                                                     32,546
         62   EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                         344,881
      5,000   EBARA CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  23,080
      4,500   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                        147,995
      2,600   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY
              SERVICES)+                                                                  72,821
      1,200   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                     34,957
      2,600   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 170,001
      1,000   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                 76,120
      9,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
              GARDEN SUPPLY & MOBILE HOME DEALERS)                                        24,241
      8,400   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                              306,587
        600   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                         19,850
         11   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                       23,831
      6,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            27,637
      5,000   FUJISAWA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)      136,869
     32,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   208,295
      9,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)+                              49,888
          6   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)      14,814
      7,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                40,646
      4,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
              & SIMILAR MATERIALS)                                                        18,581
      2,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                       14,502
      4,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                              29,706
        500   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    58,456
      3,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            14,141
      1,000   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)            20,640
      2,000   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)              35,796
      1,900   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
              MACHINERY & COMPUTER EQUIPMENT)                                             26,126
     58,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                 401,874
        600   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL
              MACHINERY & COMPUTER EQUIPMENT)                                             13,702
      3,300   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               64,892
     18,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)             49,185
     13,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                    704,753

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

JAPAN (CONTINUED)
      1,400   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                    $      20,221
      1,900   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                           214,531
      3,200   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                         37,318
      5,000   ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                11,467
     21,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS
              MANUFACTURING INDUSTRIES)+                                                  28,896
        500   ITO EN LIMITED (EATING & DRINKING PLACES)                                   25,959
      6,100   ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                          255,977
     24,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                     111,018
        600   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       24,007
        500   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                  33,961
     13,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)+                        37,679
          4   JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                            33,727
          3   JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                            25,324
         16   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                              182,688
      9,400   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                       268,322
      3,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   27,432
     13,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                 63,433
      3,000   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                               65,727
     17,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         73,163
      1,000   KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)           6,587
      4,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                          31,931
        800   KANEBO LIMITED (APPAREL & ACCESSORY STORES)+                                11,633
      5,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                            56,602
     12,900   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
              SANITARY SERVICES)                                                         261,852
      4,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                  24,280
      9,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                              230,116
        800   KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                         16,005
     23,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)  37,709
      9,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                        57,880
      7,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)   43,105
     10,000   KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)             58,651
        600   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     134,439
      3,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                              28,604
      2,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       14,951
     26,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                              89,821
     12,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                    118,161
     45,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 68,947
      1,300   KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)     15,693
     17,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   118,952
      1,000   KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               14,599
      1,600   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) 37,084
      7,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                   99,541
      2,000   KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                       28,145
     18,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) 89,236
      6,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                             53,811
      1,700   KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)            19,129
      1,900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY
              & HOUSING PROGRAMS)                                                         27,331
      2,900   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 223,295
      6,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             45,086
      7,200   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  145,447
      1,100   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                            40,578
      2,300   LEOPALACE21 CORPORATION (REAL ESTATE)                                       40,492
        500   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      36,059
      2,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  34,976
     24,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                    66,517
      5,300   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                          70,963
        700   MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)               19,947
     40,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS
              & EQUIPMENT STORES)                                                        634,722
      5,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
              SUPPLY & MOBILE HOME DEALERS)                                               43,574
      4,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                         23,734
      5,000   MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                        23,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
        700   MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                  $      26,095
         26   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                          385,674
      6,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      26,174
     28,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)               85,254
     20,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                 259,709
     31,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                        151,869
     17,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                            199,083
      6,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS
              & ALLIED PRODUCTS)                                                          28,281
     51,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)+                                                               144,833
      2,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION
              & WAREHOUSING)                                                              19,713
     17,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC
              MINERALS, EXCEPT FUELS)                                                     35,669
      9,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                    32,761
         83   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)    842,393
     23,000   MITSUI & COMPANY LIMITED (MISCELLANEOUS SERVICES)                          206,275
     11,000   MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                      59,900
     13,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION
              EQUIPMENT)                                                                  22,202
     12,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                               145,799
     10,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                     44,110
     16,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                          96,028
     23,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)             199,766
     10,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                99,932
      7,000   MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                             34,020
      1,200   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    13,725
        140   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                              704,987
      4,000   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                         223,675
      1,400   NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      18,376
     30,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 186,494
        700   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      34,156
          9   NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       37,504
      5,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      47,819
      3,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                   31,063
        400   NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)            12,960
      5,000   NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                              19,908
        800   NIDEC CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      97,511
     28,000   NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                           148,375
      5,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            61,774
      1,800   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   226,076
          5   NIPPON BUILDING FUND INCORPORATED (REITS)                                   42,647
     15,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION
              & WAREHOUSING)                                                              73,924
      3,000   NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                 16,746
      8,000   NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                           20,221
      3,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                  40,666
     13,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                  61,150
     23,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)           147,468
      5,000   NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                      29,326
      7,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE,
              GARDEN SUPPLY & MOBILE HOME DEALERS)                                        28,965
      2,000   NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)               17,332
    110,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                        269,445
         94   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                  421,977
         15   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                             67,337
     17,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                        91,578
      4,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   13,936
      3,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)            23,626
     44,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
              SERVICE STATIONS)                                                          488,129
      3,000   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                 33,259
     14,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
              MACHINERY & TRANSPORTATION EQUIPMENT)                                       32,244
      3,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                   22,455
      1,600   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)              40,129
        300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)     19,586
      2,900   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                      159,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
      1,800   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                           $      56,387
     33,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
              EXCHANGES & SERVICES)                                                      481,136
        400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       37,474
      8,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                      40,207
      8,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   45,906
         21   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  67,834
        362   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                   667,688
     11,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       69,347
        100   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                  19,859
     13,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)           75,359
     15,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                         86,074
     10,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                   43,037
      3,000   OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       18,971
      4,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                            85,293
      3,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  85,898
      2,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS
              MADE FROM FABRICS & SIMILAR MATERIALS)                                      29,101
        600   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                  31,092
        900   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)             62,535
      1,400   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                    190,183
     35,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)              109,300
      2,900   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)        56,602
      1,550   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)               110,725
      2,100   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                    18,260
          8   RAKUTEN INCORPORATED (COMMUNICATIONS)                                        9,134
         72   RAKUTEN INCORPORATED (MEMBERSHIP ORGANIZATIONS)+%%                          64,643
     82,000   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                    166,449
     12,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 231,521
        700   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                               18,786
      1,900   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 196,545
        500   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                       25,129
        500   SAIZERIYA COMPANY LIMITED (EATING & DRINKING PLACES)                         8,559
      2,000   SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                               12,374
      2,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      26,174
      6,700   SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                       151,366
        900   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                  45,496
      3,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                        16,805
     28,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       96,731
      5,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                         23,665
      4,000   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     160,047
      1,200   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)+         65,932
      1,700   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      75,651
      2,000   SEINO TRANSPORTATION COMPANY LIMITED (TRANSPORTATION BY AIR)                18,737
      7,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           51,166
      9,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                      104,870
      6,700   SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                  211,194
     17,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 277,554
        900   SHIMACHU COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)           22,265
        300   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                      21,899
      1,300   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)       37,108
     10,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       50,161
      6,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)           262,321
     10,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                              68,118
      5,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                    69,142
      6,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                       86,894
     10,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                             94,759
     18,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                46,375
      2,900   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)             26,405
      1,000   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   114,473
      2,500   SNOW BRAND MILK PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)+          7,685
      4,100   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                  199,658
      3,700   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+            16,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

JAPAN (CONTINUED)
     13,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)              $     132,449
     16,700   SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)          645,379
      2,900   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                                         49,696
      3,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             18,942
     23,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)            112,677
     16,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
              & SERVICES)                                                                138,031
     12,000   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                              130,575
     10,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)+                                                        37,182
     63,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 85,459
      9,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
              MINERALS, EXCEPT FUELS)                                                     64,292
         73   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)     530,741
      7,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE
              PRODUCTS)                                                                   17,146
      7,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                 91,266
     22,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)         159,090
      4,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                               31,931
        900   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            24,153
      1,300   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                          22,354
      3,300   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                             157,802
     15,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)        37,328
     13,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   50,620
      3,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               65,287
      2,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      23,265
      3,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                     19,528
      5,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                    48,112
     16,100   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)        810,735
      1,140   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                   77,098
      1,000   TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                          7,875
      2,200   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   162,955
     15,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                      65,141
      4,000   TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                          22,250
      2,900   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            78,111
      1,800   THK COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                     35,659
        700   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                 30,672
     15,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                      57,090
      4,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         19,518
      2,500   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                39,499
      7,600   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  136,469
      1,000   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                     16,307
     20,900   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  512,965
      3,100   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 190,895
     46,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)              188,543
      1,000   TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
              FABRICS & SIMILAR MATERIALS)                                                11,740
     18,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                 97,316
      6,000   TOKYU LAND CORPORATION (REAL ESTATE)                                        25,061
      5,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                               45,526
     10,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES) 110,959
     21,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                       98,370
     53,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                                 227,579
      7,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                             31,492
      4,300   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)    78,094
      5,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)               47,721
      2,600   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         47,955
      1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                        14,736
     11,000   TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                              26,515
      1,100   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                     22,382
      3,400   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                    84,942
     52,200   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
              STATIONS)                                                                2,124,271
      1,500   TREND MICRO INCORPORATED (BUSINESS SERVICES)                                80,951
     15,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                  25,324
         69   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                       418,161


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
        800   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                   $      38,333
      1,000   UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  19,713
      3,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                  34,283
      2,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            37,377
        440   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)        36,928
      2,000   WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
              FABRICS & SIMILAR MATERIALS)                                                23,988
         30   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                       121,206
        700   WORLD COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                           24,593
         34   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+                               163,248
      2,000   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                     35,601
      1,400   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
              STORES)                                                                     59,979
      3,100   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)         47,315
      3,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                     46,529
      5,600   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)    218,054
      7,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                 103,835
      2,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                   18,620
      4,000   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      53,479
      3,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                              25,178

                                                                                      35,441,014
                                                                                    ------------

NETHERLANDS - 4.83%
     28,224   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                             747,704
     24,614   AEGON NV (INSURANCE CARRIERS)                                              335,569
      4,937   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                210,579
      8,631   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                138,551
        829   CORIO NV (REITS)                                                            48,566
      1,304   DSM NV (CHEMICALS & ALLIED PRODUCTS)                                        84,405
      4,366   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)      126,939
      9,650   GETRONICS NV (BUSINESS SERVICES)+                                           22,036
      9,782   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                           22,604
      4,393   HEINEKEN NV (EATING & DRINKING PLACES)                                     146,473
        582   IHC CALAND NV (OIL & GAS EXTRACTION)                                        36,975
     33,395   ING GROEP NV (FINANCIAL SERVICES)                                        1,010,429
     35,872   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                340,825
     23,684   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                         628,075
     28,340   KONINKLIJKE AHOLD NV (FOOD STORES)+                                        219,571
      1,489   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             22,789
        877   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)             34,510
     12,711   REED ELSEVIER NV (COMMUNICATIONS)                                          173,293
        849   RODAMCO EUROPE NV (REITS)                                                   67,394
     37,630   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)  2,166,142
      2,618   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                  94,407
      6,719   TPG NV (TRANSPORTATION SERVICES)                                           182,473
     10,319   UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                                  691,907
      3,125   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        50,929
      4,250   VNU NV (COMMUNICATIONS)                                                    125,530
        394   WERELDHAVE NV (REITS)                                                       42,844
      4,854   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                97,450

                                                                                       7,868,969
                                                                                    ------------

NEW ZEALAND - 0.23%
      4,625   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE
              CONTRACTORS)                                                                26,658
     12,401   CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)                        18,541
      5,465   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                  25,263
      4,714   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS
              & EQUIPMENT STORES)                                                         14,641
      8,696   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               20,351
      8,205   FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      39,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

NEW ZEALAND (CONTINUED)
      2,073   INDEPENDENT NEWSPAPERS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)  $       8,610
      2,937   NGC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                     6,576
      7,892   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS
              & OTHER LODGE PLACES)                                                       30,668
      1,846   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)+                             8,200
     34,877   TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)                154,928
      1,762   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                    2,775
      1,057   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                    1,680
      5,437   TOWER LIMITED (BUSINESS SERVICES)+                                           8,404
      2,606   WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                         6,833
        372   WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY
              & HOUSING PROGRAMS)                                                          1,518

                                                                                         374,879
                                                                                    ------------

NORWAY - 0.61%
     11,614   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                              114,574
        766   FRONTLINE LIMITED (WATER TRANSPORTATION)                                    34,085
      2,614   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                     205,869
      2,000   NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                         43,258
      3,386   ORKLA ASA (FOOD & KINDRED PRODUCTS)                                        111,252
        341   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                          21,310
        919   SCHIBSTED ASA (COMMUNICATIONS)                                              26,098
          0   SHIP FINANCE INTERNATIONAL LIMITED (TRANSPORTATION BY AIR)+                      3
        678   SMEDVIG ASA (OIL & GAS EXTRACTION)                                          11,390
      9,837   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                      154,296
      4,482   STOREBRAND ASA (INSURANCE CARRIERS)                                         43,291
      2,539   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 31,546
     14,373   TELENOR ASA (COMMUNICATIONS)                                               130,520
      3,383   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING
              PROGRAMS)                                                                   18,600
      3,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                             44,769

                                                                                         990,861
                                                                                    ------------

PORTUGAL - 0.36%
      6,482   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                      26,256
     30,704   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                      78,878
      1,990   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                           35,975
      6,823   BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL SERVICES)                        62,601
      3,821   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)     21,554
     38,644   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   117,135
        716   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)+                        9,440
     14,772   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                  182,717
        892   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA
              (COMMUNICATIONS)                                                            22,418
     17,058   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                  24,809

                                                                                         581,783
                                                                                    ------------

SINGAPORE - 0.81%
      9,000   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                    5,954
     11,000   ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                               11,523
     19,000   CAPITALAND LIMITED (REAL ESTATE)                                            24,792
     13,000   CAPITAMALL TRUST (REITS)                                                    14,016
     19,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC &
              OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+        11,406
      9,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                     39,145
     33,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                 31,334
      1,000   CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                                       14,947
      4,000   DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                      4,320
     20,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                       197,256
      3,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                            29,956
      2,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                              6,310
      2,000   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)        12,987
     10,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                              52,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

SINGAPORE (CONTINUED)
      7,000   KEPPEL LAND LIMITED (REAL ESTATE)                                    $       9,648
      9,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                         16,540
     20,000   OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)              165,401
      1,000   OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES,
              CAMPS & OTHER LODGE PLACES)                                                  4,778
     11,000   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                  10,108
     17,000   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                                           16,871
      6,000   SEMBCORP LOGISTICS LIMITED (TRANSPORTATION SERVICES)                         6,359
      9,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                           7,498
     10,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                        69,836
     14,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                              15,352
      2,000   SINGAPORE LAND LIMITED (REAL ESTATE)                                         5,807
     25,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                            13,630
     27,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                                 76,084
     25,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                   35,684
    110,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                      160,377
     11,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                           5,930
     18,000   STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                   11,137
     22,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                     185,984
      7,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                   8,662
      4,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                    38,961
      8,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                                      4,901

                                                                                       1,326,177
                                                                                    ------------

SPAIN - 4.08%
      4,488   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)                               98,825
        542   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)  47,960
      2,952   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 47,388
      4,639   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (BUILDING CONSTRUCTION-
              GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                  105,933
      4,749   ALTADIS SA (TOBACCO PRODUCTS)                                              217,536
      6,150   AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION SERVICES)             63,281
        369   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)+                                 26,658
     58,320   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)             1,034,492
      2,890   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                         190,519
    107,204   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)             1,330,396
      3,679   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA (TRANSPORTATION
              SERVICES)+                                                                  40,406
      2,038   CORP MAPFRE SA (INSURANCE CARRIERS)                                         30,028
     17,116   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                              402,250
        866   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION
              OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 41,705
      2,075   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)       29,051
      2,692   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                      83,281
      1,034   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
              CONSTRUCTION CONTRACTS)                                                     55,263
     13,751   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)                           349,523
      8,826   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION BY AIR)                   30,592
      2,383   INDRA SISTEMAS SA (MISCELLANEOUS REPAIR SERVICES)                           40,715
      3,862   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                 113,913
        720   METROVACESA SA (REAL ESTATE)                                                33,470
      1,473   NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+         19,541
      1,452   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)    30,828
     16,364   REPSOL YPF SA (OIL & GAS EXTRACTION)                                       426,171
      2,018   SACYR VALLEHERMOSO SA (REAL ESTATE)                                         33,327
      1,081   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                   22,599
        716   SOGECABLE SA (COMMUNICATIONS)+                                              31,786
      3,141   TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)                     29,117
     80,481   TELEFONICA SA (COMMUNICATIONS)+                                          1,516,198
      3,734   UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)                         98,210
      2,853   ZELTIA SA (HEALTH SERVICES)+                                                19,971

                                                                                       6,640,933
                                                                                    ------------

SWEDEN - 2.49%
      1,585   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                   70,599



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

SWEDEN (CONTINUED)
      1,587   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                     $      25,672
      5,087   ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 86,883
      1,938   ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     87,489
      1,321   ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     55,163
        558   AXFOOD AB (FOOD & KINDRED PRODUCTS)                                         18,893
      1,043   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                               18,599
      1,399   CAPIO AB (HEALTH SERVICES)+                                                 16,631
        774   CASTELLUM AB (REAL ESTATE)                                                  27,720
      1,100   D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                14,235
      5,006   ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             114,502
        538   ELEKTA AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                           15,504
      2,996   ENIRO AB (COMMUNICATIONS)                                                   30,657
      3,324   GAMBRO AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            47,394
      1,783   GAMBRO AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            25,020
      3,035   GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            37,792
      8,504   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS
              MADE FROM FABRICS & SIMILAR MATERIALS)                                     296,246
        517   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)                                                   13,887
        924   HOLMEN AB (PAPER & ALLIED PRODUCTS)                                         31,980
      3,099   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                 17,767
        963   MODERN TIMES GROUP AB (COMMUNICATIONS)+                                     26,229
     39,834   NORDEA AB (DEPOSITORY INSTITUTIONS)                                        401,613
      1,424   OMX AB (BUSINESS SERVICES)+                                                 18,214
        550   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)+                         12,746
      3,996   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                              161,153
      1,403   SAS AB (TRANSPORTATION BY AIR)+                                             12,667
      1,598   SCANIA AB (TRANSPORTATION EQUIPMENT)                                        63,243
      5,107   SECURITAS AB (BUSINESS SERVICES)                                            87,609
     17,580   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                 87,564
      8,518   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                 164,710
      6,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
              CONTRACTS)                                                                  76,085
        500   SSAB SVENSKT STAL AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 11,775
      1,130   SSAB SVENSKT STAL AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
              & TRANSPORTATION EQUIPMENT)                                                 27,207
      3,471   SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                             148,077
      9,303   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)                            242,185
      5,625   SWEDISH MATCH AB (TOBACCO PRODUCTS)                                         65,177
      1,680   TELE2 AB (COMMUNICATIONS)+                                                  65,982
    260,730   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                  831,775
     34,128   TELIASONERA AB (COMMUNICATIONS)                                            204,396
      1,447   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      24,605
      1,839   VOLVO AB (TRANSPORTATION EQUIPMENT)                                         70,152
      4,109   VOLVO AB (TRANSPORTATION EQUIPMENT)                                        162,928
      1,564   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                                      32,949
      5,917   WM-DATA AB (BUSINESS SERVICES)                                              12,822

                                                                                       4,064,496
                                                                                    ------------

SWITZERLAND - 6.93%
     34,022   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                          189,992
      2,321   ADECCO SA (BUSINESS SERVICES)                                              116,856
      1,185   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)+                  90,144
      3,866   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                   62,388
      9,367   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)             311,794
     20,486   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                  861,165
         67   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
              HOME DEALERS)                                                               49,023
        123   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                      81,019
      2,874   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                        173,132
        622   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 22,865
         54   KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                      23,745
        817   LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)+                                                        49,935
        717   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                40,355
        604   MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                         29,613
      7,304   NESTLE SA (FOOD & KINDRED PRODUCTS)                                      1,910,949


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

SWITZERLAND (CONTINUED)
        390   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE
              FROM FABRICS & SIMILAR MATERIALS)                                    $      70,653
     43,081   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                2,170,909
        805   PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            26,548
         84   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                             24,378
     12,706   ROCHE HOLDING AG (HEALTH SERVICES)                                       1,462,682
         97   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
              & MOBILE HOME DEALERS)                                                      38,472
        110   SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                             72,456
         70   SGS SOCIETE GENERALE DE SURVEILLANCE  HOLDING SA (BUSINESS SERVICES)        49,033
     10,359    STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                     202,055
        147   STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            30,509
         69   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          27,443
        576   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                84,543
      1,169   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                34,748
      5,792   SWISS REINSURANCE (INSURANCE CARRIERS)                                     413,096
        481   SWISSCOM AG (COMMUNICATIONS)                                               189,507
      1,942   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                 206,309
        798   SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            89,478
     19,328   UBS AG (FINANCIAL SERVICES)                                              1,620,724
        214   UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      21,266
         72   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                              17,729
      2,593   ZURICH FINANCIAL SERVICES AG (DEPOSITORY INSTITUTIONS)+                    432,357

                                                                                      11,297,870
                                                                                    ------------

UNITED KINGDOM - 24.88%
     10,848   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                          138,708
     20,451   AEGIS GROUP PLC (COMMUNICATIONS)                                            42,405
      4,678   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                      15,089
      4,583   ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                    66,388
      5,500   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)   31,441
     12,561   AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                           77,352
     25,684   ANGLO AMERICAN PLC (COAL MINING)                                           607,508
     18,814   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      39,914
      3,565   ARRIVA PLC (TRANSPORTATION BY AIR)                                          36,960
      5,861   ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                53,450
     30,023   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                            1,088,842
     40,775   AVIVA PLC (INSURANCE CARRIERS)                                             491,623
     19,135   BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           214,546
     55,098   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                    243,829
      7,725   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       46,755
    116,548   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                   1,311,237
      4,404   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       50,266
      8,294   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      45,502
      2,048   BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
              BUILDERS)                                                                   32,045
      1,985   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)+                                                      30,831
     63,304   BG GROUP PLC (OIL & GAS EXTRACTION)                                        430,242
     44,538   BHP BILLITON PLC (COAL MINING)+                                            522,030
      8,829   BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                168,406
     13,477   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                               169,607
    391,890   BP PLC (OIL & GAS EXTRACTION)                                            3,822,141
      9,075   BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            82,455
     13,305   BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)          66,479
      9,953   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                44,906
     29,140   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                            502,115
      8,966   BRITISH LAND COMPANY PLC (REAL ESTATE)                                     154,236
     22,605   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                              243,904
    153,902   BT GROUP PLC (COMMUNICATIONS)                                              599,818
      8,252   BUNZL PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        68,838
     43,983   CABLE & WIRELESS PLC (COMMUNICATIONS)+                                     100,698
     37,285   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                            347,180
     12,237   CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                 85,929
      3,069   CARNIVAL PLC (WATER TRANSPORTATION)                                        187,253
      6,030   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                            42,488


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

UNITED KINGDOM (CONTINUED)
     68,775   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                     $     311,947
      2,253   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)               31,771
      2,040   COBHAM PLC (TRANSPORTATION BY AIR)                                          48,448
     38,138   COMPASS GROUP PLC (EATING & DRINKING PLACES)                               180,307
     34,781   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                 23,706
     73,379   CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
              TRANSPORTATION EQUIPMENT)+                                                  71,145
      5,610   DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                 79,918
      3,716   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                 29,251
      3,366   DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                    22,425
     55,108   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                       786,108
     35,825   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                              104,546
          0   DX SERVICES PLC (TRANSPORTATION SERVICES)+                                       3
      8,002   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                      43,746
      4,272   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         66,886
     14,499   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                             73,767
      6,423   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                              98,036
      5,482   EXEL PLC (TRANSPORTATION SERVICES)                                          76,095
      7,396   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                    49,521
     10,694   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            23,919
     34,849   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                 103,036
      7,156   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                                       55,574
     13,497   GKL PLC (TRANSPORTATION EQUIPMENT)                                          61,284
    106,367   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                        2,495,496
      2,241   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                    14,155
     20,922   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)+                                    56,235
     18,198   GUS PLC (GENERAL MERCHANDISE STORES)                                       327,897
      5,083   HAMMERSON PLC (REAL ESTATE)                                                 84,756
     12,891   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        110,692
     31,908   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         76,116
     70,213   HBOS PLC (DEPOSITORY INSTITUTIONS)                                       1,143,121
     27,712   HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                         151,366
      7,061   HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                  35,247
    200,354   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                              3,381,160
      8,484   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                               44,264
      6,495   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            49,100
     21,872   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)             101,201
     13,115   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                              359,311
      1,382   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                            51,872
     11,191   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS &
              OTHER LODGE PLACES)                                                        139,119
     27,071   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)+                80,299
      2,840   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               38,440
    104,561   INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                      31,116
     74,078   ITV PLC (COMMUNICATIONS)                                                   149,689
     23,879   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                  124,012
      4,035   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                           76,538
      6,400   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                         77,718
      9,726   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  52,751
     15,469   KIDDE PLC (SOCIAL SERVICES)                                                 49,449
     41,845   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
              MOBILE HOME DEALERS)                                                       248,848
      8,303   LAND SECURITIES GROUP PLC (REAL ESTATE)                                    223,173
    116,453   LEGAL & GENERAL GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)             245,936
      4,436   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                     82,654
    100,952   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                             916,758
     13,786   LOGICACMG PLC (BUSINESS SERVICES)                                           51,017
      4,680   LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                               52,294
      4,960   MAN GROUP PLC (BUSINESS SERVICES)                                          140,174
      3,677   MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)+                                                 39,710
     30,106   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                     198,256
      7,759   MEGGITT PLC (TRANSPORTATION BY AIR)                                         38,992
     11,410   MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)          27,164
      9,784   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          39,306
      9,601   MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                          62,672
      2,518   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                        39,907


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

UNITED KINGDOM (CONTINUED)
     55,706   NATIONAL GRID TRANSCO PLC (ELECTRIC, GAS & SANITARY SERVICES)        $     530,472
      4,641   NEXT PLC (APPAREL & ACCESSORY STORES)                                      147,019
      7,923   NOVAR PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          28,635
     14,222   PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     171,611
     13,563   PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)     77,468
      5,035   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         66,797
     18,740   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                     39,577
      6,673   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                  21,908
      4,766   PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                61,490
     42,414   PRUDENTIAL PLC (INSURANCE CARRIERS)                                        368,884
      4,566   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                60,531
     10,019   RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                   50,782
     10,674   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                        322,560
     22,650   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)               208,949
     30,668   RENTOKIL INITIAL PLC (BUSINESS SERVICES)                                    86,995
     25,730   REUTERS GROUP PLC (COMMUNICATIONS)                                         186,481
     10,109   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                          89,181
     19,263   RIO TINTO PLC (METAL MINING)                                               566,950
      4,172   RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      68,003
    883,468   ROLLS ROYCE GROUP CLASS (TRANSPORTATION EQUIPMENT)                           1,611
     26,967   ROLLS ROYCE GROUP PLC (TRANSPORTATION EQUIPMENT)+                          127,882
     53,111   ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                   79,025
     56,608   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)               1,904,104
     14,383   SABMILLER PLC (EATING & DRINKING PLACES)                                   238,584
     23,533   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)     91,379
      2,285   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                          32,946
     14,162   SCOTTISH & NEWCASTLE PLC (BUSINESS SERVICES)                               118,479
     15,382   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)         257,666
     33,378   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                     258,413
      7,995   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                  36,839
      6,344   SEVERN TRENT PLC (WATER TRANSPORTATION)                                    117,779
    173,982   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)             1,483,085
     31,739   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                               67,029
      7,682   SLOUGH ESTATES PLC (REAL ESTATE)                                            81,118
     16,690   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                           170,790
      9,843   SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                  155,338
      3,481   SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                            21,052
     14,419   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                              31,489
      7,534   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                   68,381
     10,626   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                         55,490
    139,664   TESCO PLC (FOOD & KINDRED PRODUCTS)                                        862,744
     14,234   TOMKINS PLC (BUSINESS SERVICES)                                             69,481
      5,402   TRINITY MIRROR PLC (COMMUNICATIONS)                                         65,962
     49,815   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                     489,198
      6,174   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                  56,897
     10,238   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                   123,832
      5,686   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                    48,852
  1,192,872   VODAFONE GROUP PLC (COMMUNICATIONS)                                      3,234,902
      5,470   WHITBREAD PLC (EATING & DRINKING PLACES)                                    88,898
      6,890   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                          74,607
     10,300   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                           192,509
     20,229   WPP GROUP PLC (COMMUNICATIONS)                                             222,540
     12,828   YELL GROUP PLC (COMMUNICATIONS)                                            108,365

                                                                                      40,544,395
                                                                                    ------------

TOTAL COMMON STOCK (COST $144,789,438)                                               161,867,226
                                                                                    ------------

RIGHTS - 0.00%
     25,195   WATERFORD WEDGWOOD PLC RIGHTS EXPIRE: 01/31/05+(A)                              86

TOTAL RIGHTS (COST $453)                                                                      86
                                                                                    ------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

SHORT-TERM INVESTMENTS - 0.66%

MUTUAL FUND - 0.66%
  1,071,572   WELLS FARGO MONEY MARKET TRUST~++                                     $  1,071,572
                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,071,572)                                         1,071,572
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $145,861,463)*                                   100.00%                      $162,938,884
                                                       -------                      ------------

+   NON-INCOME EARNING SECURITIES.
%%  SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $48,549.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,071,572.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------



SHARES        SECURITY NAME                                                             VALUE

COMMON STOCK - 97.03%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.33%
     41,000   D.R. HORTON INCORPORATED                                             $   1,652,710
                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.18%
     33,100   SHERWIN-WILLIAMS COMPANY                                                 1,477,253
                                                                                  --------------

BUSINESS SERVICES - 10.76%
     19,900   ADOBE SYSTEMS INCORPORATED                                               1,248,526
     11,900   EBAY INCORPORATED+                                                       1,383,732
    135,900   MICROSOFT CORPORATION                                                    3,629,889
     22,000   NCR CORPORATION+                                                         1,523,060
    106,600   ORACLE CORPORATION+                                                      1,462,552
     50,300   ROBERT HALF INTERNATIONAL INCORPORATED                                   1,480,329
     43,300   VERISIGN INCORPORATED+                                                   1,451,416
     32,800   YAHOO! INCORPORATED+                                                     1,235,904

                                                                                      13,415,408
                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 10.27%
     19,900   AMGEN INCORPORATED+                                                      1,276,585
     21,700   CLOROX COMPANY                                                           1,278,781
     30,100   DOW CHEMICAL COMPANY                                                     1,490,251
     26,900   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                              1,231,213
     21,600   GENZYME CORPORATION+                                                     1,254,312
     35,000   GILEAD SCIENCES INCORPORATED+                                            1,224,650
     37,000   GILLETTE COMPANY                                                         1,656,860
     32,700   MONSANTO COMPANY                                                         1,816,485
     37,200   WYETH                                                                    1,584,348

                                                                                      12,813,485
                                                                                  --------------

COMMUNICATIONS - 2.47%
     68,400   SPRINT CORPORATION-FON GROUP                                             1,699,740
     34,000   VERIZON COMMUNICATIONS INCORPORATED                                      1,377,340

                                                                                       3,077,080
                                                                                  --------------

DEPOSITORY INSTITUTIONS - 3.14%
     57,310   BANK OF AMERICA CORPORATION                                              2,692,997
     23,300   WACHOVIA CORPORATION                                                     1,225,580

                                                                                       3,918,577
                                                                                  --------------

EATING & DRINKING PLACES - 1.02%
     39,600   MCDONALD'S CORPORATION                                                   1,269,576
                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.15%
     55,700   DUKE ENERGY CORPORATION                                                  1,410,881
     28,800   EXELON CORPORATION                                                       1,269,216

                                                                                       2,680,097
                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.92%
     20,800   EMERSON ELECTRIC COMPANY                                                 1,458,080
      9,200   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                             1,168,400
     66,200   INTEL CORPORATION                                                        1,548,418
     84,900   MOTOROLA INCORPORATED                                                    1,460,280


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     41,100   QUALCOMM INCORPORATED                                                $   1,742,640

                                                                                       7,377,818
                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.09%
     16,200   FORTUNE BRANDS INCORPORATED                                              1,250,316
     12,400   ILLINOIS TOOL WORKS INCORPORATED                                         1,149,232
     39,900   MASCO CORPORATION                                                        1,457,547

                                                                                       3,857,095
                                                                                  --------------

FOOD & KINDRED PRODUCTS - 1.26%
     28,300   HERSHEY FOODS CORPORATION                                                1,571,782
                                                                                  --------------

FOOD STORES - 1.05%
     21,200   STARBUCKS CORPORATION+                                                   1,322,032
                                                                                  --------------

GENERAL MERCHANDISE STORES - 0.53%
     15,900   JC PENNEY COMPANY INCORPORATED                                             658,260
                                                                                  --------------

HEALTH SERVICES - 1.09%
     27,200   LABORATORY CORPORATION OF AMERICA HOLDINGS+                              1,355,104
                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.24%
     27,700   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                              1,744,546
     20,600   MGM MIRAGE+                                                              1,498,444
     35,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                         2,044,000

                                                                                       5,286,990
                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.92%
     19,500   APPLE COMPUTER INCORPORATED+                                             1,255,800
     14,700   BAKER HUGHES INCORPORATED                                                  627,249
    125,000   CISCO SYSTEMS INCORPORATED+                                              2,412,500
     29,300   DELL INCORPORATED+                                                       1,234,702
     19,000   INGERSOLL-RAND COMPANY CLASS A                                           1,525,700
     45,300   JUNIPER NETWORKS INCORPORATED+                                           1,231,707
     21,000   PARKER HANNIFIN CORPORATION                                              1,590,540

                                                                                       9,878,198
                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.52%
     16,100   METLIFE INCORPORATED                                                       652,211
                                                                                  --------------

INSURANCE CARRIERS - 7.86%
     12,500   AETNA INCORPORATED                                                       1,559,375
     23,800   ALLSTATE CORPORATION                                                     1,230,936
     23,600   MGIC INVESTMENT CORPORATION                                              1,626,276
     20,000   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                  1,130,400
     24,600   PRUDENTIAL FINANCIAL INCORPORATED                                        1,352,016
     23,500   RADIAN GROUP INCORPORATED                                                1,251,140
     18,800   UNITEDHEALTH GROUP INCORPORATED                                          1,654,964

                                                                                       9,805,107
                                                                                  --------------

LEATHER & LEATHER PRODUCTS - 1.17%
     25,900   COACH INCORPORATED+                                                      1,460,760
                                                                                  --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.93%
     21,300   C.R. BARD INCORPORATED                                               $   1,362,774
     36,600   RAYTHEON COMPANY                                                         1,421,178
     18,700   WATERS CORPORATION+                                                        874,973

                                                                                       3,658,925
                                                                                  --------------

METAL MINING - 1.21%
     15,200   PHELPS DODGE CORPORATION                                                 1,503,584
                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.79%
     18,700   EATON CORPORATION                                                        1,353,132
     31,600   JOHNSON & JOHNSON                                                        2,004,072
     38,300   TYCO INTERNATIONAL LIMITED                                               1,368,842

                                                                                       4,726,046
                                                                                  --------------

MOTION PICTURES - 2.28%
     83,000   TIME WARNER INCORPORATED+                                                1,613,520
     44,400   WALT DISNEY COMPANY                                                      1,234,320

                                                                                       2,847,840
                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.17%
     17,100   UNITED PARCEL SERVICE INCORPORATED CLASS B                               1,461,366
                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.75%
     16,300   CAPITAL ONE FINANCIAL CORPORATION                                        1,372,623
     44,900   CIT GROUP INCORPORATED                                                   2,057,318

                                                                                       3,429,941
                                                                                  --------------

OIL & GAS EXTRACTION - 5.94%
     25,000   APACHE CORPORATION                                                       1,264,250
     12,800   BJ SERVICES COMPANY                                                        595,712
     27,600   BURLINGTON RESOURCES INCORPORATED                                        1,200,600
     30,500   DEVON ENERGY CORPORATION                                                 1,187,060
     21,400   KERR-MCGEE CORPORATION                                                   1,236,706
     21,100   OCCIDENTAL PETROLEUM CORPORATION                                         1,231,396
     19,625   XTO ENERGY INCORPORATED                                                    694,332

                                                                                       7,410,056
                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
     14,500   CONOCOPHILLIPS                                                           1,259,035
                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.99%
     13,600   MCGRAW-HILL COMPANIES INCORPORATED                                       1,244,944
                                                                                  --------------

RAILROAD TRANSPORTATION - 1.18%
     40,500   NORFOLK SOUTHERN CORPORATION                                             1,465,695
                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.27%
     17,400   NIKE INCORPORATED CLASS B                                                1,578,006
                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.22%
     14,600   GOLDMAN SACHS GROUP INCORPORATED                                         1,518,984
                                                                                  --------------

TRANSPORTATION EQUIPMENT - 3.36%
     30,600   BOEING COMPANY                                                           1,584,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
     19,900   HARLEY-DAVIDSON INCORPORATED                                         $   1,208,925
     39,300   HONEYWELL INTERNATIONAL INCORPORATED                                     1,391,614

                                                                                       4,184,701
                                                                                  --------------

TRANSPORTATION SERVICES - 0.96%
     21,500   CH ROBINSON WORLDWIDE INCORPORATED                                       1,193,680
                                                                                  --------------

TOTAL COMMON STOCK (COST $101,612,923)                                               121,012,346
                                                                                  --------------

SHORT-TERM INVESTMENTS - 2.97%
MUTUAL FUND - 2.97%
  3,703,615   WELLS FARGO MONEY MARKET TRUST~++                                        3,703,615
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,703,615)                                         3,703,615
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $105,316,538)*                                                100.00%       $  124,715,961
                                                                    -------       --------------


+   NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,703,615.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------



SHARES        SECURITY NAME                                                             VALUE

COMMON STOCK - 97.03%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.33%
     41,000   D.R. HORTON INCORPORATED                                             $   1,652,710
                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.18%
     33,100   SHERWIN-WILLIAMS COMPANY                                                 1,477,253
                                                                                  --------------

BUSINESS SERVICES - 10.76%
     19,900   ADOBE SYSTEMS INCORPORATED                                               1,248,526
     11,900   EBAY INCORPORATED+                                                       1,383,732
    135,900   MICROSOFT CORPORATION                                                    3,629,889
     22,000   NCR CORPORATION+                                                         1,523,060
    106,600   ORACLE CORPORATION+                                                      1,462,552
     50,300   ROBERT HALF INTERNATIONAL INCORPORATED                                   1,480,329
     43,300   VERISIGN INCORPORATED+                                                   1,451,416
     32,800   YAHOO! INCORPORATED+                                                     1,235,904

                                                                                      13,415,408
                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 10.27%
     19,900   AMGEN INCORPORATED+                                                      1,276,585
     21,700   CLOROX COMPANY                                                           1,278,781
     30,100   DOW CHEMICAL COMPANY                                                     1,490,251
     26,900   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                              1,231,213
     21,600   GENZYME CORPORATION+                                                     1,254,312
     35,000   GILEAD SCIENCES INCORPORATED+                                            1,224,650
     37,000   GILLETTE COMPANY                                                         1,656,860
     32,700   MONSANTO COMPANY                                                         1,816,485
     37,200   WYETH                                                                    1,584,348

                                                                                      12,813,485
                                                                                  --------------

COMMUNICATIONS - 2.47%
     68,400   SPRINT CORPORATION-FON GROUP                                             1,699,740
     34,000   VERIZON COMMUNICATIONS INCORPORATED                                      1,377,340

                                                                                       3,077,080
                                                                                  --------------

DEPOSITORY INSTITUTIONS - 3.14%
     57,310   BANK OF AMERICA CORPORATION                                              2,692,997
     23,300   WACHOVIA CORPORATION                                                     1,225,580

                                                                                       3,918,577
                                                                                  --------------

EATING & DRINKING PLACES - 1.02%
     39,600   MCDONALD'S CORPORATION                                                   1,269,576
                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.15%
     55,700   DUKE ENERGY CORPORATION                                                  1,410,881
     28,800   EXELON CORPORATION                                                       1,269,216

                                                                                       2,680,097
                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.92%
     20,800   EMERSON ELECTRIC COMPANY                                                 1,458,080
      9,200   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                             1,168,400
     66,200   INTEL CORPORATION                                                        1,548,418
     84,900   MOTOROLA INCORPORATED                                                    1,460,280


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     41,100   QUALCOMM INCORPORATED                                                $   1,742,640

                                                                                       7,377,818
                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.09%
     16,200   FORTUNE BRANDS INCORPORATED                                              1,250,316
     12,400   ILLINOIS TOOL WORKS INCORPORATED                                         1,149,232
     39,900   MASCO CORPORATION                                                        1,457,547

                                                                                       3,857,095
                                                                                  --------------

FOOD & KINDRED PRODUCTS - 1.26%
     28,300   HERSHEY FOODS CORPORATION                                                1,571,782
                                                                                  --------------

FOOD STORES - 1.05%
     21,200   STARBUCKS CORPORATION+                                                   1,322,032
                                                                                  --------------

GENERAL MERCHANDISE STORES - 0.53%
     15,900   JC PENNEY COMPANY INCORPORATED                                             658,260
                                                                                  --------------

HEALTH SERVICES - 1.09%
     27,200   LABORATORY CORPORATION OF AMERICA HOLDINGS+                              1,355,104
                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.24%
     27,700   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                              1,744,546
     20,600   MGM MIRAGE+                                                              1,498,444
     35,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                         2,044,000

                                                                                       5,286,990
                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.92%
     19,500   APPLE COMPUTER INCORPORATED+                                             1,255,800
     14,700   BAKER HUGHES INCORPORATED                                                  627,249
    125,000   CISCO SYSTEMS INCORPORATED+                                              2,412,500
     29,300   DELL INCORPORATED+                                                       1,234,702
     19,000   INGERSOLL-RAND COMPANY CLASS A                                           1,525,700
     45,300   JUNIPER NETWORKS INCORPORATED+                                           1,231,707
     21,000   PARKER HANNIFIN CORPORATION                                              1,590,540

                                                                                       9,878,198
                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.52%
     16,100   METLIFE INCORPORATED                                                       652,211
                                                                                  --------------

INSURANCE CARRIERS - 7.86%
     12,500   AETNA INCORPORATED                                                       1,559,375
     23,800   ALLSTATE CORPORATION                                                     1,230,936
     23,600   MGIC INVESTMENT CORPORATION                                              1,626,276
     20,000   PACIFICARE HEALTH SYSTEMS INCORPORATED+                                  1,130,400
     24,600   PRUDENTIAL FINANCIAL INCORPORATED                                        1,352,016
     23,500   RADIAN GROUP INCORPORATED                                                1,251,140
     18,800   UNITEDHEALTH GROUP INCORPORATED                                          1,654,964

                                                                                       9,805,107
                                                                                  --------------

LEATHER & LEATHER PRODUCTS - 1.17%
     25,900   COACH INCORPORATED+                                                      1,460,760
                                                                                  --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.93%
     21,300   C.R. BARD INCORPORATED                                               $   1,362,774
     36,600   RAYTHEON COMPANY                                                         1,421,178
     18,700   WATERS CORPORATION+                                                        874,973

                                                                                       3,658,925
                                                                                  --------------

METAL MINING - 1.21%
     15,200   PHELPS DODGE CORPORATION                                                 1,503,584
                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.79%
     18,700   EATON CORPORATION                                                        1,353,132
     31,600   JOHNSON & JOHNSON                                                        2,004,072
     38,300   TYCO INTERNATIONAL LIMITED                                               1,368,842

                                                                                       4,726,046
                                                                                  --------------

MOTION PICTURES - 2.28%
     83,000   TIME WARNER INCORPORATED+                                                1,613,520
     44,400   WALT DISNEY COMPANY                                                      1,234,320

                                                                                       2,847,840
                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.17%
     17,100   UNITED PARCEL SERVICE INCORPORATED CLASS B                               1,461,366
                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.75%
     16,300   CAPITAL ONE FINANCIAL CORPORATION                                        1,372,623
     44,900   CIT GROUP INCORPORATED                                                   2,057,318

                                                                                       3,429,941
                                                                                  --------------

OIL & GAS EXTRACTION - 5.94%
     25,000   APACHE CORPORATION                                                       1,264,250
     12,800   BJ SERVICES COMPANY                                                        595,712
     27,600   BURLINGTON RESOURCES INCORPORATED                                        1,200,600
     30,500   DEVON ENERGY CORPORATION                                                 1,187,060
     21,400   KERR-MCGEE CORPORATION                                                   1,236,706
     21,100   OCCIDENTAL PETROLEUM CORPORATION                                         1,231,396
     19,625   XTO ENERGY INCORPORATED                                                    694,332

                                                                                       7,410,056
                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
     14,500   CONOCOPHILLIPS                                                           1,259,035
                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.99%
     13,600   MCGRAW-HILL COMPANIES INCORPORATED                                       1,244,944
                                                                                  --------------

RAILROAD TRANSPORTATION - 1.18%
     40,500   NORFOLK SOUTHERN CORPORATION                                             1,465,695
                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.27%
     17,400   NIKE INCORPORATED CLASS B                                                1,578,006
                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.22%
     14,600   GOLDMAN SACHS GROUP INCORPORATED                                         1,518,984
                                                                                  --------------

TRANSPORTATION EQUIPMENT - 3.36%
     30,600   BOEING COMPANY                                                           1,584,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
     19,900   HARLEY-DAVIDSON INCORPORATED                                         $   1,208,925
     39,300   HONEYWELL INTERNATIONAL INCORPORATED                                     1,391,614

                                                                                       4,184,701
                                                                                  --------------

TRANSPORTATION SERVICES - 0.96%
     21,500   CH ROBINSON WORLDWIDE INCORPORATED                                       1,193,680
                                                                                  --------------

TOTAL COMMON STOCK (COST $101,612,923)                                               121,012,346
                                                                                  --------------

SHORT-TERM INVESTMENTS - 2.97%
MUTUAL FUND - 2.97%
  3,703,615   WELLS FARGO MONEY MARKET TRUST~++                                        3,703,615
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,703,615)                                         3,703,615
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $105,316,538)*                                                100.00%       $  124,715,961
                                                                    -------       --------------


+   NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,703,615.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                            VALUE

COMMON STOCK - 97.39%
APPAREL & ACCESSORY STORES - 0.96%
     51,600   ABERCROMBIE & FITCH COMPANY CLASS A((                                $   2,422,620
                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.62%
     35,900   LENNAR CORPORATION CLASS A                                               2,034,812
     31,900   PULTE HOMES INCORPORATED                                                 2,035,220

                                                                                       4,070,032
                                                                                  --------------

BUSINESS SERVICES - 2.22%
    103,800   CITRIX SYSTEMS INCORPORATED+                                             2,546,214
    114,200   MICROSOFT CORPORATION                                                    3,050,282

                                                                                       5,596,496
                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 5.33%
     48,500   COLGATE PALMOLIVE COMPANY                                                2,481,260
    122,900   DOW CHEMICAL COMPANY                                                     6,084,779
     38,100   GENZYME CORPORATION+((                                                   2,212,467
     98,700   PFIZER INCORPORATED                                                      2,654,043

                                                                                      13,432,549
                                                                                  --------------

COMMUNICATIONS - 7.41%
    129,800   AVAYA INCORPORATED+                                                      2,232,560
     92,900   IAC INTERACTIVECORP+                                                     2,565,898
    106,400   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                              3,192,000
    205,100   SPRINT CORPORATION-FON GROUP                                             5,096,735
    137,600   VERIZON COMMUNICATIONS INCORPORATED                                      5,574,176

                                                                                      18,661,369
                                                                                  --------------

DEPOSITORY INSTITUTIONS - 12.06%
    195,800   BANK OF AMERICA CORPORATION                                              9,200,642
     90,300   BANK OF NEW YORK COMPANY INCORPORATED                                    3,017,826
    190,100   CITIGROUP INCORPORATED((                                                 9,159,018
     71,200   JP MORGAN CHASE & COMPANY                                                2,777,512
    158,600   SOVEREIGN BANCORP INCORPORATED                                           3,576,430
     50,080   WACHOVIA CORPORATION                                                     2,634,208

                                                                                      30,365,636
                                                                                  --------------

EATING & DRINKING PLACES - 2.77%
    110,400   DARDEN RESTAURANTS INCORPORATED                                          3,062,496
    122,400   MCDONALD'S CORPORATION                                                   3,924,144

                                                                                       6,986,640
                                                                                  --------------

EDUCATIONAL SERVICES - 0.72%
     45,600   CAREER EDUCATION CORPORATION+                                            1,824,000
                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.27%
    222,700   AES CORPORATION+                                                         3,044,309
    119,400   DUKE ENERGY CORPORATION                                                  3,024,402
     52,400   EXELON CORPORATION                                                       2,309,268
     39,200   ONEOK INCORPORATED((                                                     1,114,064
     34,100   SEMPRA ENERGY                                                            1,250,788

                                                                                      10,742,831
                                                                                  --------------

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.27%
    312,900   GENERAL ELECTRIC COMPANY                                             $  11,420,850
    104,500   INTEL CORPORATION                                                        2,444,255
     50,900   INTERNATIONAL BUSINESS MACHINES CORPORATION                              5,017,722
    107,900   NATIONAL SEMICONDUCTOR CORPORATION                                       1,936,805

                                                                                      20,819,632
                                                                                  --------------

FOOD & KINDRED PRODUCTS - 1.24%
     63,000   GENERAL MILLS INCORPORATED                                               3,131,730
                                                                                  --------------

GENERAL MERCHANDISE STORES - 2.05%
     99,000   TARGET CORPORATION                                                       5,141,070
                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.85%
     57,900   CISCO SYSTEMS INCORPORATED+                                              1,117,470
     25,200   DEERE & COMPANY                                                          1,874,880
    118,200   EMC CORPORATION+                                                         1,757,634
     84,700   LAM RESEARCH CORPORATION+((                                              2,448,677
    144,500   SEAGATE TECHNOLOGY                                                       2,495,515

                                                                                       9,694,176
                                                                                  --------------

INSURANCE CARRIERS - 7.56%
     57,200   AMERICAN INTERNATIONAL GROUP INCORPORATED                                3,756,324
     48,100   CIGNA CORPORATION((                                                      3,923,517
     99,800   GENWORTH FINANCIAL INCORPORATED                                          2,694,600
     47,100   MGIC INVESTMENT CORPORATION                                              3,245,661
     39,700   PRUDENTIAL FINANCIAL INCORPORATED                                        2,181,912
     61,900   SAFECO CORPORATION                                                       3,233,656

                                                                                      19,035,670
                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.71%
     59,900   HEWLETT-PACKARD COMPANY                                                  1,256,103
     35,500   JOHNSON & JOHNSON                                                        2,251,410
     93,100   TYCO INTERNATIONAL LIMITED                                               3,327,394

                                                                                       6,834,907
                                                                                  --------------

MOTION PICTURES - 1.63%
    147,500   WALT DISNEY COMPANY                                                      4,100,500
                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.70%
     93,800   CIT GROUP INCORPORATED((                                                 4,297,916
    151,900   PROVIDIAN FINANCIAL CORPORATION+((                                       2,501,793

                                                                                       6,799,709
                                                                                  --------------

OIL & GAS EXTRACTION - 5.50%
    329,200   CHESAPEAKE ENERGY CORPORATION                                            5,431,800
     63,800   KERR-MCGEE CORPORATION                                                   3,687,002
     40,400   NABORS INDUSTRIES LIMITED+                                               2,072,116
     63,000   TRANSOCEAN INCORPORATED+((                                               2,670,570

                                                                                  --------------
                                                                                      13,861,488

PETROLEUM REFINING & RELATED INDUSTRIES - 5.40%
     47,400   CONOCOPHILLIPS                                                           4,115,742

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

PETROLEUM REFINING & RELATED INDUSTRIES (CONTINUED)
    184,800   EXXONMOBIL CORPORATION                                               $   9,472,848

                                                                                      13,588,590
                                                                                  --------------

PRIMARY METAL INDUSTRIES - 1.52%
     74,700   UNITED STATES STEEL CORPORATION                                          3,828,375
                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.99%
     68,600   VIACOM INCORPORATED CLASS B((                                            2,496,354
                                                                                  --------------

REAL ESTATE - 0.90%
     35,400   NEW CENTURY FINANCIAL CORPORATION+                                       2,262,414
                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.31%
     25,500   BEAR STEARNS COMPANIES INCORPORATED                                      2,608,905
    207,700   E*TRADE FINANCIAL CORPORATION+                                           3,105,115
     45,700   FRANKLIN RESOURCES INCORPORATED                                          3,183,005
     52,000   GOLDMAN SACHS GROUP INCORPORATED                                         5,410,080
     68,600   MERRILL LYNCH & COMPANY INCORPORATED                                     4,100,222

                                                                                      18,407,327
                                                                                  --------------

TOBACCO PRODUCTS - 2.05%
     84,500   ALTRIA GROUP INCORPORATED                                                5,162,950
                                                                                  --------------

TRANSPORTATION EQUIPMENT - 3.92%
     47,300   AUTOLIV INCORPORATED((                                                   2,284,590
     32,300   TEXTRON INCORPORATED                                                     2,383,740
     50,300   UNITED TECHNOLOGIES CORPORATION                                          5,198,505

                                                                                       9,866,835
                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.58%
     67,700   AMERISOURCE-BERGEN CORPORATION                                           3,972,636
                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 0.85%
     32,200   W.W. GRAINGER INCORPORATED((                                             2,145,164
                                                                                  --------------

TOTAL COMMON STOCK (COST $217,326,240)                                               245,251,700
                                                                                  --------------

SHORT-TERM INVESTMENTS - 2.61%

MUTUAL FUND - 2.61%
  6,567,304   WELLS FARGO MONEY MARKET TRUST~++                                        6,567,304
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,567,304)                                         6,567,304
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $223,893,544)*                           100.00%                            $  251,819,004
                                               -------                            --------------

((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
+   NON-INCOME EARNING SECURITIES.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,567,304.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                             VALUE

COMMON STOCK - 94.30%
APPAREL & ACCESSORY STORES - 2.15%
         1,681,800    KOHL'S CORPORATION+((                                                              $    82,694,106
                                                                                                         ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.67%
         1,311,600    FASTENAL COMPANY((                                                                      80,742,096
         3,035,817    HOME DEPOT INCORPORATED((                                                              129,750,819
         2,124,700    LOWE'S COMPANIES INCORPORATED((                                                        122,361,473

                                                                                                             332,854,388
                                                                                                         ---------------

BUSINESS SERVICES - 23.97%
           841,500    AUTOMATIC DATA PROCESSING INCORPORATED                                                  37,320,525
         3,069,300    EBAY INCORPORATED+                                                                     356,898,204
         3,972,600    FIRST DATA CORPORATION                                                                 168,994,404
         2,745,043    FISERV INCORPORATED+((                                                                 110,323,278
         7,463,920    MICROSOFT CORPORATION((                                                                199,361,303
         1,256,400    YAHOO! INCORPORATED+((                                                                  47,341,152

                                                                                                             920,238,866
                                                                                                         ---------------

CHEMICALS & ALLIED PRODUCTS - 7.31%
         1,671,000    AMGEN INCORPORATED+                                                                    107,194,650
         1,660,800    GENENTECH INCORPORATED+((                                                               90,413,952
           665,300    GENZYME CORPORATION+((                                                                  38,633,971
         1,646,100    PFIZER INCORPORATED((                                                                   44,263,629

                                                                                                             280,506,202
                                                                                                         ---------------

DEPOSITORY INSTITUTIONS - 1.05%
           819,200    STATE STREET CORPORATION                                                                40,239,104
                                                                                                         ---------------

EDUCATIONAL SERVICES - 1.37%
           652,300    APOLLO GROUP INCORPORATED CLASS A+((                                                    52,647,133
                                                                                                         ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.53%
         7,351,950    INTEL CORPORATION                                                                      171,962,110
         2,055,500    LINEAR TECHNOLOGY CORPORATION((                                                         79,671,180
         7,300,600    NOKIA OYJ ADR                                                                          114,400,402

                                                                                                             366,033,692
                                                                                                         ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.59%
         4,039,210    PAYCHEX INCORPORATED                                                                   137,656,277
                                                                                                         ---------------

GENERAL MERCHANDISE STORES - 2.32%
         1,714,200    TARGET CORPORATION((                                                                    89,018,406
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                             VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.26%
         7,512,900    CISCO SYSTEMS INCORPORATED+((                                                      $   144,998,970
         3,329,400    DELL INCORPORATED+                                                                     140,300,916
         4,713,200    EMC CORPORATION+                                                                        70,085,284

                                                                                                             355,385,170
                                                                                                         ---------------

INSURANCE CARRIERS - 4.09%
         2,388,766    AMERICAN INTERNATIONAL GROUP INCORPORATED                                              156,870,263
                                                                                                         ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.25%
         4,062,100    MEDTRONIC INCORPORATED                                                                 201,764,507
                                                                                                         ---------------

MISCELLANEOUS RETAIL - 2.06%
         1,506,800    WAL-MART STORES INCORPORATED                                                            79,589,176
                                                                                                         ---------------

PERSONAL SERVICES - 2.75%
         2,411,050    CINTAS CORPORATION                                                                     105,748,653
                                                                                                         ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 10.93%
        11,329,637    CHARLES SCHWAB CORPORATION                                                             135,502,458
         1,346,400    FRANKLIN RESOURCES INCORPORATED                                                         93,776,760
         1,828,150    GOLDMAN SACHS GROUP INCORPORATED((                                                     190,200,726

                                                                                                             419,479,944
                                                                                                         ---------------

TOTAL COMMON STOCK (COST $2,952,398,659)                                                                   3,620,725,887
                                                                                                         ---------------

COLLATERAL FOR SECURITIES LENDING - 5.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.45%
         3,759,000    EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET                                             3,759,000
        10,000,000    DEUTSCHE SCUDDER INSTITUTIONAL DAILY ASSET FUND                                         10,000,000
           325,986    FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                 325,986
         3,353,297    SHORT TERM INVESTMENTS COMPANY LIQUID ASSET PORTFOLIO                                    3,353,297

                                                                                                              17,438,283
                                                                                                         ---------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.06%
           7,518,000  BELFORD U.S. CAPITAL COMPANY MEDIUM TERM NOTE TRANCHE       2.06%        06/21/2005      7,517,774
           2,255,000  BETA FINANCIAL INCORPORATED  MEDIUM TERM NOTE TRANCHE       1.91         06/02/2006      2,254,955
           3,759,000  CC USA INCORPORATED MEDIUM TERM NOTE TRANCHE                1.65         07/05/2005      3,761,782
           2,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^              2.36         01/21/2005      1,997,700
           2,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^              2.35         01/28/2005      1,996,840
          12,000,000  CHARIOT FUNDING LLC COMMERCIAL PAPER^                       2.00         01/13/2005     11,992,680
           5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                           2.33         01/06/2005      5,000,000
           6,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                           2.35         01/07/2005      6,000,000
          12,000,000  CORPORATION ASSET SECURITY AUSTRALIA COMMERCIAL PAPER^      2.00         01/13/2005     11,992,680
           2,255,000  DEUTSCHE BANK NY CERTFICATE OF DEPOSIT                      1.86         11/10/2005      2,237,500
           7,518,000  DEUTSCHE BANK FINLAND LLC MEDIUM TERM NOTE TRANCHE          1.39         02/22/2005      7,519,880
           6,014,000  GENERAL ELECTRIC CAPITAL CORPORATION MEDIUM TERM
                      NOTE TRANCHE                                                1.91         02/04/2005      6,015,323
           2,255,000  GOLDMAN SACHS GROUP COMMERCIAL PAPER^                       2.12         02/04/2005      2,250,310



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL             SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
           3,007,000  K2 USA LLC MEDIUM TERM NOTE TRANCHE                         1.37         07/24/2006      3,006,639
          12,000,000  LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^                2.36         01/26/2005     11,982,480
           3,759,000  LEHMAN BROTHERS HOLDINGS INCORPORATED MEDIUM TERM
                      NOTE TRANCHE                                                2.14         12/23/2005      3,760,917
           7,518,000  LEHMAN BROTHERS                                             1.62         02/16/2005      7,518,000
           7,518,000  LINKS FINANCIAL LLC MEDIUM TERM NOTE TRANCHE                2.09         03/15/2006      7,516,196
           4,511,000  LIQUID FUNDING LIMITED COMMERCIAL PAPER^                    2.43         03/29/2005      4,484,791
           3,759,000  LIQUID FUNDING LIMITED                                      1.36         03/31/2005      3,759,000
           5,263,000  LIQUID FUNDING LIMITED                                      1.92         06/01/2005      5,263,000
           6,014,000  MERRILL LYNCH & COMPANY INCORPORATED MEDIUM TERM
                      NOTE TRANCHE                                                2.01         01/24/2005      6,015,504
           3,007,000  MORGAN STANLEY SERIES EXL                                   2.10         08/13/2010      3,006,910
           7,518,000  MORGAN STANLEY COMMERCIAL PAPER^                            2.05         04/22/2005      7,460,863
           7,518,000  NATEXIS BANQUES POPULAIRES NY BRH                           1.94         06/09/2005      7,500,784
          10,000,000  PICAROS FUNDING PLC COMMERCIAL PAPER^                       2.30         01/06/2005      9,998,100
           7,518,000  RESTRUCTURED ASSET SECURITIES ENHANCED SERIES 2004-6 C      2.14         05/20/2005      7,520,556
           7,518,000  SECURITY LIFE OF DENVER FUNDING AGREEMENT^                  2.20         06/03/2005      7,518,000
           5,000,000  SHEFFIELD RECEIVABLES COMMERCIAL PAPER^                     2.26         01/07/2005      4,998,750
           7,518,000  TANGO FIN CORPORATION MEDIUM TERM  NOTE TRANCHE             1.83         10/25/2006      7,515,218
           3,759,000  TRAVELERS INSURANCE FUNDING  AGREEMENT                      4.87         02/11/2005      3,758,925
           7,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT       2.30         01/03/2005      7,000,000
           4,000,000  BEAR STEARNS & COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT 2.28         01/03/2005      4,000,000

                                                                                                             194,122,057
                                                                                                         ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING **(COST $211,560,340)                                                211,560,340
                                                                                                         ---------------

SHORT-TERM INVESTMENTS - 0.19%

SHARES

MUTUAL FUND - 0.19%
         7,302,363    WELLS FARGO MONEY MARKET TRUST~++                                                        7,302,363
                                                                                                         ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,302,363)                                                                 7,302,363
                                                                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,171,261,362)*                                    100.00%                                        $ 3,839,588,590
                                                          -------                                        ---------------

+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,302,363.
** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $50,458,191 THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.05% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                             VALUE

COMMON STOCK - 94.30%
APPAREL & ACCESSORY STORES - 2.15%
         1,681,800    KOHL'S CORPORATION+((                                                              $    82,694,106
                                                                                                         ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 8.67%
         1,311,600    FASTENAL COMPANY((                                                                      80,742,096
         3,035,817    HOME DEPOT INCORPORATED((                                                              129,750,819
         2,124,700    LOWE'S COMPANIES INCORPORATED((                                                        122,361,473

                                                                                                             332,854,388
                                                                                                         ---------------

BUSINESS SERVICES - 23.97%
           841,500    AUTOMATIC DATA PROCESSING INCORPORATED                                                  37,320,525
         3,069,300    EBAY INCORPORATED+                                                                     356,898,204
         3,972,600    FIRST DATA CORPORATION                                                                 168,994,404
         2,745,043    FISERV INCORPORATED+((                                                                 110,323,278
         7,463,920    MICROSOFT CORPORATION((                                                                199,361,303
         1,256,400    YAHOO! INCORPORATED+((                                                                  47,341,152

                                                                                                             920,238,866
                                                                                                         ---------------

CHEMICALS & ALLIED PRODUCTS - 7.31%
         1,671,000    AMGEN INCORPORATED+                                                                    107,194,650
         1,660,800    GENENTECH INCORPORATED+((                                                               90,413,952
           665,300    GENZYME CORPORATION+((                                                                  38,633,971
         1,646,100    PFIZER INCORPORATED((                                                                   44,263,629

                                                                                                             280,506,202
                                                                                                         ---------------

DEPOSITORY INSTITUTIONS - 1.05%
           819,200    STATE STREET CORPORATION                                                                40,239,104
                                                                                                         ---------------

EDUCATIONAL SERVICES - 1.37%
           652,300    APOLLO GROUP INCORPORATED CLASS A+((                                                    52,647,133
                                                                                                         ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.53%
         7,351,950    INTEL CORPORATION                                                                      171,962,110
         2,055,500    LINEAR TECHNOLOGY CORPORATION((                                                         79,671,180
         7,300,600    NOKIA OYJ ADR                                                                          114,400,402

                                                                                                             366,033,692
                                                                                                         ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 3.59%
         4,039,210    PAYCHEX INCORPORATED                                                                   137,656,277
                                                                                                         ---------------

GENERAL MERCHANDISE STORES - 2.32%
         1,714,200    TARGET CORPORATION((                                                                    89,018,406
                                                                                                         ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                             VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.26%
         7,512,900    CISCO SYSTEMS INCORPORATED+((                                                      $   144,998,970
         3,329,400    DELL INCORPORATED+                                                                     140,300,916
         4,713,200    EMC CORPORATION+                                                                        70,085,284

                                                                                                             355,385,170
                                                                                                         ---------------

INSURANCE CARRIERS - 4.09%
         2,388,766    AMERICAN INTERNATIONAL GROUP INCORPORATED                                              156,870,263
                                                                                                         ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.25%
         4,062,100    MEDTRONIC INCORPORATED                                                                 201,764,507
                                                                                                         ---------------

MISCELLANEOUS RETAIL - 2.06%
         1,506,800    WAL-MART STORES INCORPORATED                                                            79,589,176
                                                                                                         ---------------

PERSONAL SERVICES - 2.75%
         2,411,050    CINTAS CORPORATION                                                                     105,748,653
                                                                                                         ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 10.93%
        11,329,637    CHARLES SCHWAB CORPORATION                                                             135,502,458
         1,346,400    FRANKLIN RESOURCES INCORPORATED                                                         93,776,760
         1,828,150    GOLDMAN SACHS GROUP INCORPORATED((                                                     190,200,726

                                                                                                             419,479,944
                                                                                                         ---------------

TOTAL COMMON STOCK (COST $2,952,398,659)                                                                   3,620,725,887
                                                                                                         ---------------

COLLATERAL FOR SECURITIES LENDING - 5.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.45%
         3,759,000    EVERGREEN FUNDS - INSTITUTIONAL MONEY MARKET                                             3,759,000
        10,000,000    DEUTSCHE SCUDDER INSTITUTIONAL DAILY ASSET FUND                                         10,000,000
           325,986    FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                                 325,986
         3,353,297    SHORT TERM INVESTMENTS COMPANY LIQUID ASSET PORTFOLIO                                    3,353,297

                                                                                                              17,438,283
                                                                                                         ---------------

PRINCIPAL                                                                    INTEREST RATE   MATURITY DATE

COLLATERAL INVESTED IN OTHER ASSETS - 5.06%
           7,518,000  BELFORD U.S. CAPITAL COMPANY MEDIUM TERM NOTE TRANCHE       2.06%        06/21/2005      7,517,774
           2,255,000  BETA FINANCIAL INCORPORATED  MEDIUM TERM NOTE TRANCHE       1.91         06/02/2006      2,254,955
           3,759,000  CC USA INCORPORATED MEDIUM TERM NOTE TRANCHE                1.65         07/05/2005      3,761,782
           2,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^              2.36         01/21/2005      1,997,700
           2,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^              2.35         01/28/2005      1,996,840
          12,000,000  CHARIOT FUNDING LLC COMMERCIAL PAPER^                       2.00         01/13/2005     11,992,680
           5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                           2.33         01/06/2005      5,000,000
           6,000,000  CONCORD MINUTEMEN CAPITAL COMPANY                           2.35         01/07/2005      6,000,000
          12,000,000  CORPORATION ASSET SECURITY AUSTRALIA COMMERCIAL PAPER^      2.00         01/13/2005     11,992,680
           2,255,000  DEUTSCHE BANK NY CERTFICATE OF DEPOSIT                      1.86         11/10/2005      2,237,500
           7,518,000  DEUTSCHE BANK FINLAND LLC MEDIUM TERM NOTE TRANCHE          1.39         02/22/2005      7,519,880
           6,014,000  GENERAL ELECTRIC CAPITAL CORPORATION MEDIUM TERM
                      NOTE TRANCHE                                                1.91         02/04/2005      6,015,323
           2,255,000  GOLDMAN SACHS GROUP COMMERCIAL PAPER^                       2.12         02/04/2005      2,250,310



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL             SECURITY NAME                                          INTEREST RATE   MATURITY DATE       VALUE

COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
           3,007,000  K2 USA LLC MEDIUM TERM NOTE TRANCHE                         1.37         07/24/2006      3,006,639
          12,000,000  LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^                2.36         01/26/2005     11,982,480
           3,759,000  LEHMAN BROTHERS HOLDINGS INCORPORATED MEDIUM TERM
                      NOTE TRANCHE                                                2.14         12/23/2005      3,760,917
           7,518,000  LEHMAN BROTHERS                                             1.62         02/16/2005      7,518,000
           7,518,000  LINKS FINANCIAL LLC MEDIUM TERM NOTE TRANCHE                2.09         03/15/2006      7,516,196
           4,511,000  LIQUID FUNDING LIMITED COMMERCIAL PAPER^                    2.43         03/29/2005      4,484,791
           3,759,000  LIQUID FUNDING LIMITED                                      1.36         03/31/2005      3,759,000
           5,263,000  LIQUID FUNDING LIMITED                                      1.92         06/01/2005      5,263,000
           6,014,000  MERRILL LYNCH & COMPANY INCORPORATED MEDIUM TERM
                      NOTE TRANCHE                                                2.01         01/24/2005      6,015,504
           3,007,000  MORGAN STANLEY SERIES EXL                                   2.10         08/13/2010      3,006,910
           7,518,000  MORGAN STANLEY COMMERCIAL PAPER^                            2.05         04/22/2005      7,460,863
           7,518,000  NATEXIS BANQUES POPULAIRES NY BRH                           1.94         06/09/2005      7,500,784
          10,000,000  PICAROS FUNDING PLC COMMERCIAL PAPER^                       2.30         01/06/2005      9,998,100
           7,518,000  RESTRUCTURED ASSET SECURITIES ENHANCED SERIES 2004-6 C      2.14         05/20/2005      7,520,556
           7,518,000  SECURITY LIFE OF DENVER FUNDING AGREEMENT^                  2.20         06/03/2005      7,518,000
           5,000,000  SHEFFIELD RECEIVABLES COMMERCIAL PAPER^                     2.26         01/07/2005      4,998,750
           7,518,000  TANGO FIN CORPORATION MEDIUM TERM  NOTE TRANCHE             1.83         10/25/2006      7,515,218
           3,759,000  TRAVELERS INSURANCE FUNDING  AGREEMENT                      4.87         02/11/2005      3,758,925
           7,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE AGREEMENT       2.30         01/03/2005      7,000,000
           4,000,000  BEAR STEARNS & COMPANY AGENCY MORTGAGE REPURCHASE AGREEMENT 2.28         01/03/2005      4,000,000

                                                                                                             194,122,057
                                                                                                         ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING **(COST $211,560,340)                                                211,560,340
                                                                                                         ---------------

SHORT-TERM INVESTMENTS - 0.19%

SHARES

MUTUAL FUND - 0.19%
         7,302,363    WELLS FARGO MONEY MARKET TRUST~++                                                        7,302,363
                                                                                                         ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,302,363)                                                                 7,302,363
                                                                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,171,261,362)*                                    100.00%                                        $ 3,839,588,590
                                                          -------                                        ---------------

+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,302,363.
** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $50,458,191 THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.05% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.





THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------



SHARES        SECURITY NAME                                                             VALUE

COMMON STOCK - 93.21%

AUSTRALIA - 4.27%
    256,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)     $   1,656,246
    243,100   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                   1,309,191
    102,800   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)         875,153
     25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                  569,319
    162,600   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)           817,033
    561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                             2,162,727

                                                                                       7,389,669
                                                                                  --------------

AUSTRIA - 0.59%
      3,400   OMV AG (OIL & GAS EXTRACTION)                                            1,024,529
                                                                                  --------------

DENMARK - 0.98%
      9,900   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
              EXCEPT COMPUTER EQUIPMENT)                                                 739,893
     16,800   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                  514,970
     10,600   TDS A/S (COMMUNICATIONS)                                                   448,886

                                                                                       1,703,749
                                                                                  --------------

FINLAND - 0.70%
      8,860   KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)+                           67,802
     41,700   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                   575,876
     48,500   POHJOLA GROUP PLC (INSURANCE CARRIERS)                                     559,691

                                                                                       1,203,369
                                                                                  --------------

FRANCE - 8.47%
      6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                        504,387
     44,600   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                 3,231,181
      7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                       544,407
     39,600   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       2,385,581
      1,500   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                         125,900
     10,500   RALLYE SA (GENERAL MERCHANDISE STORES)((                                   543,768
     24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)                                    2,016,250
     24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                               2,459,066
      7,800   TOTAL SA (OIL & GAS EXTRACTION)                                          1,703,765
     27,100   VALEO SA (TRANSPORTATION EQUIPMENT)                                      1,134,539

                                                                                      14,648,844
                                                                                  --------------

GERMANY - 7.04%
     13,600   AAREAL BANK AG (REAL ESTATE)                                               450,684
     22,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                    1,606,497
     13,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                              1,212,312
     11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
              PHOTOGRAPHIC, MEDICAL & OPTICAL)                                         1,075,907
     43,163   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                  1,195,093
     48,700   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)((                           502,424
     38,500   KESKO OYJ (FOOD STORES)                                                    939,343
     44,500   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          1,714,191



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                            VALUE

GERMANY (CONTINUED)
     99,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)((                         $   2,199,783
     53,300   TUI AG (TRANSPORTATION BY AIR)((                                         1,262,044

                                                                                      12,158,278
                                                                                  --------------

GREECE - 0.28%
     89,000   INTRACOM SA (COMMUNICATIONS)                                               481,473
                                                                                  --------------

HONG KONG - 0.94%
  1,677,900   CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                    901,261
    652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)               730,345

                                                                                       1,631,606
                                                                                  --------------

ITALY - 4.08%
     39,300   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
              & SIMILAR MATERIALS)                                                       519,762
    439,100   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES) 1,301,125
     60,395   ENI SPA (OIL & GAS EXTRACTION)                                           1,512,133
    103,300   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)((                      1,228,592
     88,600   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)        1,661,927
     36,940   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                     835,506

                                                                                       7,059,045
                                                                                  --------------

JAPAN - 20.94%
      8,600   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                  643,720
    116,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)((                      1,442,749
     71,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS) 1,413,487
      8,300   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)             213,028
     77,400   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                1,673,085
     20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                               549,161
     42,200   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)           871,016
     31,600   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)            432,970
     70,100   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            1,378,467
     24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                  1,274,773
    311,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                              1,517,517
     41,400   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
              SERVICES)                                                                  840,363
     34,000   KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)        517,283
    599,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                 1,660,154
    474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)            1,443,232
     58,600   NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)((                                                               769,172
    101,700   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                               1,057,990
        500   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)((              2,244,559
    117,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
              STATIONS)                                                                1,276,311
     22,700   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)             1,621,587
     44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   1,027,057
     23,900   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)        522,455
     42,800   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)((          389,699
    101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
              EXCHANGES & SERVICES)                                                      871,318


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

JAPAN (CONTINUED)
     60,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            $   1,305,748
     13,100   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                  885,947
    135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)             1,391,237
    265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)         946,521
    220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
              COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                   1,043,427
     19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)   345,067
    114,400   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
              STATIONS)                                                                4,655,489

                                                                                      36,224,589
                                                                                  --------------

NETHERLANDS - 4.74%
     65,500   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                           1,735,211
    167,800   AEGON NV (INSURANCE CARRIERS)                                            2,287,664
     61,800   ING GROEP NV (FINANCIAL SERVICES)                                        1,869,876
     44,200   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)            676,488
     28,200   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)  1,623,311

                                                                                       8,192,550
                                                                                  --------------

NORWAY - 0.84%
     58,600   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                              578,100
      9,400   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                     740,310
     10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                            137,204

                                                                                       1,455,614
                                                                                  --------------

PORTUGAL - 0.31%
    211,400   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)((                   543,083
                                                                                  --------------

SINGAPORE - 1.05%
    128,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                         1,278,118
    487,120   MOBILONE LIMITED (COMMUNICATIONS)                                          543,101

                                                                                       1,821,219
                                                                                  --------------

SPAIN - 4.03%
    103,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)             1,284,430
    119,800   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)((                          2,815,471
    110,500   REPSOL YPF SA (OIL & GAS EXTRACTION)((                                   2,877,776

                                                                                       6,977,677
                                                                                  --------------

SWEDEN - 2.48%
     25,900   FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)                           645,025
    262,300   NORDEA AB (DEPOSITORY INSTITUTIONS)                                      2,644,551
     51,600   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                 997,773

                                                                                       4,287,349
                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                              VALUE

SWITZERLAND - 6.65%
      8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                            $      76,765
      3,900   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                          1,131,827
     20,600   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+      1,213,789
      2,900   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)       1,153,395
      4,800   SWISSCOM AG (COMMUNICATIONS)                                             1,891,126
     45,200   UBS AG (FINANCIAL SERVICES)                                              3,790,186
      2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                             492,481
      5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                   855,158
     38,600   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                             899,569

                                                                                      11,504,296
                                                                                  --------------

UNITED KINGDOM - 24.82%
     78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                       1,370,994
    149,700   ARRIVA PLC (TRANSPORTATION BY AIR)                                       1,552,010
    114,500   AVIVA PLC (INSURANCE CARRIERS)                                           1,380,524
    323,400   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                   3,638,450
     85,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                        977,022
    209,400   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)   1,148,793
     62,400   BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)+                                                       969,197
    385,300   BIG FOOD GROUP PLC (FOOD STORES)                                           695,354
     17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                               213,944
    164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)              1,059,734
    167,300   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                             867,238
    479,687   BT GROUP PLC (COMMUNICATIONS)                                            1,869,532
    529,200   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                            1,544,338
    186,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                     556,186
     78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                   524,939
    103,600   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
              OPERATIVE BUILDERS)                                                        804,558
    254,200   GKL PLC (TRANSPORTATION EQUIPMENT)                                       1,154,212
     31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                          734,335
    184,700   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      1,585,974
     37,300   HBOS PLC (DEPOSITORY INSTITUTIONS)                                         607,272
    258,200   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                1,340,918
    172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                584,348
    123,700   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                      1,502,135
    350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                           3,178,396
    237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                               779,545
    676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                                      1,720,927
    688,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                  1,454,882
    231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                   1,789,951
     45,800   SEVERN TRENT PLC (WATER TRANSPORTATION)                                    850,297
    391,800   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)             3,339,844
    139,200   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                 1,683,676
     68,700   WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)           1,448,231

                                                                                      42,927,756
                                                                                  --------------

TOTAL COMMON STOCK (COST $123,815,445)                                               161,234,695
                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

COLLATERAL FOR SECURITIES LENDING - 6.42%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.42%
 11,106,783   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                    $   11,106,783

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $11,106,783)                            11,106,783
                                                                                  --------------


SHORT-TERM INVESTMENTS - 0.37%
MUTUAL FUND - 0.37%
    634,156   WELLS FARGO MONEY MARKET TRUST~++                                          634,156
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $634,156)                                             634,156
                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $135,556,384)*                                   100.00%                    $  172,975,634
                                                                                  --------------

((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
+   NON-INCOME EARNING SECURITIES.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $634,156.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

COMMON STOCK - 85.76%
AGRICULTURAL PRODUCTION CROPS - 0.17%
     24,545   DELTA & PINE LAND COMPANY                                            $     669,588
                                                                                  --------------

AMUSEMENT & RECREATION SERVICES - 0.61%
     18,778   ARGOSY GAMING COMPANY+                                                     876,933
     21,694   BALLY TOTAL FITNESS HOLDING CORPORATION+((                                  91,982
     17,881   MULTIMEDIA GAMES INCORPORATED+((                                           281,805
     25,343   PINNACLE ENTERTAINMENT+                                                    501,284
     19,450   WMS INDUSTRIES INCORPORATED+((                                             652,353

                                                                                       2,404,357
                                                                                  --------------

APPAREL & ACCESSORY STORES - 1.18%
      8,571   ASHWORTH INCORPORATED+                                                      93,338
     28,419   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                              645,111
     13,195   CATO CORPORATION                                                           380,280
     17,141   CHILDRENS PLACE RETAIL STORES INCORPORATED+                                634,731
     22,751   CHRISTOPHER & BANKS CORPORATION((                                          419,756
     18,973   DRESS BARN INCORPORATED+((                                                 333,925
     20,877   GOODY'S FAMILY CLOTHING INCORPORATED                                       190,816
     19,578   GYMBOREE CORPORATION+((                                                    250,990
     29,585   HOT TOPIC INCORPORATED+                                                    508,566
      7,492   OSHKOSH B'GOSH INCORPORATED CLASS A((                                      160,329
     11,339   STAGE STORES INCORPORATED+                                                 470,795
     21,980   TOO INCORPORATED+                                                          537,631

                                                                                       4,626,268
                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.70%
      4,586   HAGGAR CORPORATION                                                         107,675
     17,609   KELLWOOD COMPANY                                                           607,510
     19,731   PHILLIPS-VAN HEUSEN CORPORATION                                            532,737
     36,208   QUIKSILVER INCORPORATED                                                  1,078,636
     20,802   RUSSELL CORPORATION                                                        405,223

                                                                                       2,731,781
                                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.17%
     26,343   SONIC AUTOMOTIVE INCORPORATED                                              653,306
                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.14%
     23,287   CENTRAL PARKING CORPORATION                                                352,798
     10,041   MIDAS INCORPORATED                                                         200,820

                                                                                         553,618
                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.60%
     20,514   MDC HOLDINGS INCORPORATED((                                              1,773,196


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (CONTINUED)
      4,050   NVR INCORPORATED+((                                                  $   3,116,070
     21,286   STANDARD-PACIFIC CORPORATION((                                           1,365,284

                                                                                       6,254,550
                                                                                  --------------

BUSINESS SERVICES - 6.68%
     31,666   AARON RENTS INCORPORATED                                                   791,650
     30,893   ABM INDUSTRIES INCORPORATED                                                609,210
     16,203   ADMINISTAFF INCORPORATED+                                                  204,320
     19,449   ADVO INCORPORATED                                                          693,357
     17,149   ALTIRIS INCORPORATED+((                                                    607,589
     19,894   ANSYS INCORPORATED+                                                        637,802
     19,729   ARBITRON INCORPORATED+                                                     772,982
     15,388   BRADY CORPORATION CLASS A                                                  962,827
      8,104   BROOKTROUT INCORPORATED+                                                    97,329
     18,609   CACI INTERNATIONAL INCORPORATED CLASS A+                                 1,267,831
     19,335   CAPTARIS INCORPORATED+                                                      99,769
     15,799   CARREKER CORPORATION+                                                      135,871
     23,136   CERNER CORPORATION+((                                                    1,230,141
     39,750   CIBER INCORPORATED+                                                        383,190
     29,339   COGNEX CORPORATION                                                         818,558
     26,593   DENDRITE INTERNATIONAL INCORPORATED+                                       515,904
     22,725   DIGITAL INSIGHT CORPORATION+                                               418,140
     31,091   EFUNDS CORPORATION+                                                        746,495
     19,845   FACTSET RESEARCH SYSTEMS INCORPORATED((                                  1,159,742
     25,135   FILENET CORPORATION+                                                       647,478
     19,275   FINDWHAT.COM+((                                                            341,746
     14,174   GERBER SCIENTIFIC INCORPORATED                                             107,864
     12,207   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                           418,334
     24,824   HYPERION SOLUTIONS CORPORATION+                                          1,157,295
      7,352   INSURANCE AUTO AUCTIONS INCORPORATED+                                      164,832
     29,199   INTERNET SECURITY SYSTEMS+                                                 678,877
     11,081   INTRADO INCORPORATED+                                                      134,080
     18,535   JDA SOFTWARE GROUP INCORPORATED+                                           252,447
     19,829   KRONOS INCORPORATED+                                                     1,013,857
     26,729   LABOR READY INCORPORATED+                                                  452,255
     19,140   MANHATTAN ASSOCIATES INCORPORATED+                                         457,063
     12,970   MAPINFO CORPORATION+                                                       155,381
     15,905   MRO SOFTWARE INCORPORATED+                                                 207,083
     22,157   NAPSTER INCORPORATED+((                                                    208,276
     20,402   NCO GROUP INCORPORATED+                                                    527,392
     22,912   NDCHEALTH CORPORATION                                                      425,934
     15,589   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                 153,084
     16,092   ON ASSIGNMENT INCORPORATED+                                                 83,517
     13,208   PC-TEL INCORPORATED+                                                       104,739
     15,623   PHOENIX TECHNOLOGIES LIMITED+                                              129,046
     22,982   PROGRESS SOFTWARE CORPORATION+                                             536,630
     16,854   RADIANT SYSTEMS INCORPORATED+((                                            109,719



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

BUSINESS SERVICES (CONTINUED)
     12,184   RADISYS CORPORATION+((                                               $     238,197
     27,739   SERENA SOFTWARE INCORPORATED+                                              600,272
     10,042   SOURCECORP INCORPORATED+                                                   191,903
     38,836   SPHERION CORPORATION+                                                      326,222
     11,197   SPSS INCORPORATED+                                                         175,121
      9,232   STARTEK INCORPORATED                                                       262,650
     28,734   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+((                              999,656
      8,759   TALX CORPORATION                                                           225,895
     24,765   THQ INCORPORATED+((                                                        568,109
     23,797   VERITY INCORPORATED+                                                       312,217
      6,369   VERTRUE INCORPORATED+                                                      240,557
     14,095   VIAD CORPORATION                                                           401,566
      9,705   VOLT INFORMATION SCIENCE INCORPORATED+                                     285,230
     14,863   WEBSENSE INCORPORATED+                                                     753,851

                                                                                      26,201,082
                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 3.39%
     33,546   ALPHARMA INCORPORATED CLASS A((                                            568,605
     14,939   ARCH CHEMICALS INCORPORATED                                                429,944
     18,397   ARQULE INCORPORATED+                                                       106,519
     10,083   BRADLEY PHARMACEUTICALS INCORPORATED+((                                    195,610
     16,623   CAMBREX CORPORATION                                                        450,483
     18,569   DIAGNOSTIC PRODUCTS CORPORATION                                          1,022,223
     21,325   GEORGIA GULF CORPORATION                                                 1,061,985
     18,224   HB FULLER COMPANY                                                          519,566
     21,426   IDEXX LABORATORIES INCORPORATED+                                         1,169,645
     28,577   IMMUCOR INCORPORATED+                                                      671,845
     19,291   MACDERMID INCORPORATED                                                     696,405
     34,830   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                               1,222,881
     45,156   MGI PHARMA INCORPORATED+((                                               1,264,820
      9,799   NATURES SUNSHINE PRODUCTS INCORPORATED                                     199,508
     42,586   NBTY INCORPORATED+((                                                     1,022,490
     14,926   NOVEN PHARMACEUTICALS INCORPORATED+                                        254,638
     18,054   OM GROUP INCORPORATED+((                                                   585,311
     25,656   OMNOVA SOLUTIONS INCORPORATED+                                             144,187
     16,550   PAREXEL INTERNATIONAL CORPORATION+                                         335,965
      5,618   PENFORD CORPORATION                                                         88,371
     58,333   POLYONE CORPORATION                                                        528,497
      6,151   QUAKER CHEMICAL CORPORATION                                                152,791
     11,157   SURMODICS INCORPORATED+((                                                  362,714
     20,383   WELLMAN INCORPORATED                                                       217,894

                                                                                      13,272,897
                                                                                  --------------

COAL MINING - 0.43%
     48,418   MASSEY ENERGY COMPANY                                                    1,692,209
                                                                                  --------------

COMMUNICATIONS - 1.08%
     23,727   ANIXTER INTERNATIONAL INCORPORATED+                                        853,935
                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

COMMUNICATIONS - (CONTINUED)
     14,676   AUDIOVOX CORPORATION CLASS A+                                        $     231,587
     11,180   BOSTON COMMUNICATIONS GROUP INCORPORATED+((                                103,303
     36,974   GENERAL COMMUNICATION INCORPORATED CLASS A+                                408,193
     24,487   GLOBAL PAYMENTS INCORPORATED((                                           1,433,469
     14,959   J2 GLOBAL COMMUNICATIONS INCORPORATED+((                                   516,086
     28,449   WEBEX COMMUNICATIONS INCORPORATED+                                         676,517

                                                                                       4,223,090
                                                                                  --------------

COMPUTERS-INTERGRATED SYSTEMS - 0.09%
     20,540   AGILYSYS INCORPORATED                                                      352,056
                                                                                  --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.35%
      7,939   CHEMED CORPORATION                                                         532,787
      9,651   EMCOR GROUP INCORPORATED+                                                  436,032
     17,039   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+((                            386,274

                                                                                       1,355,093
                                                                                  --------------

DEPOSITORY INSTITUTIONS - 7.32%
     14,607   ANCHOR BANCORP WISCONSIN INCORPORATED                                      425,794
     38,125   BANKATLANTIC BANCORP INCORPORATED CLASS A                                  758,687
     19,107   BANKUNITED FINANCIAL CORPORATION CLASS A+                                  610,469
     17,558   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                             494,609
     37,657   BROOKLINE BANCORP INCORPORATED                                             614,562
     29,467   CHITTENDEN CORPORATION                                                     846,580
     25,058   COMMERCIAL FEDERAL CORPORATION                                             744,473
     19,488   COMMUNITY BANK SYSTEM INCORPORATED                                         550,536
     23,740   DIME COMMUNITY BANCSHARES                                                  425,183
     17,735   DOWNEY FINANCIAL CORPORATION                                             1,010,895
     33,354   EAST WEST BANCORP INCORPORATED                                           1,399,534
     25,667   FIRST BANCORP PUERTO RICO                                                1,630,111
     29,524   FIRST MIDWEST BANCORP INCORPORATED                                       1,071,426
     10,434   FIRST REPUBLIC BANK                                                        553,002
     10,468   FIRSTFED FINANCIAL CORPORATION+                                            542,975
     39,057   FLAGSTAR BANCORP INCORPORATED                                              882,688
     25,585   GOLD BANC CORP INCORPORATED                                                374,053
     28,622   HUDSON UNITED BANCORP                                                    1,127,134
     18,051   IRWIN FINANCIAL CORPORATION                                                512,468
     21,368   MAF BANCORP INCORPORATED                                                   957,714
     14,850   NARA BANK NATIONAL ASSOCIATION                                             315,860
     12,930   PRIVATEBANCORP INCOPORATED                                                 416,734
     21,084   PROVIDENT BANKSHARES CORPORATION                                           766,825
     44,860   REPUBLIC BANCORP INCORPORATED                                              685,461
     20,132   RIGGS NATIONAL CORPORATION((                                               428,006
     45,258   SOUTH FINANCIAL GROUP INCORPORATED                                       1,472,243
     44,597   SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                           1,038,664
     28,605   STERLING BANCSHARES INCORPORATED TEXAS                                     408,193
     14,519   STERLING FINANCIAL CORPORATION+                                            570,016
     29,613   SUSQUEHANNA BANCSHARES INCORPORATED                                        738,844

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
     47,338   TRUSTCO BANK CORPORATION NY                                          $     652,791
     28,971   UCBH HOLDINGS INCORPORATED                                               1,327,451
     28,421   UMPQUA HOLDINGS CORPORATION                                                716,493
     27,459   UNITED BANKSHARES INCORPORATED                                           1,047,561
     21,323   WAYPOINT FINANCIAL CORPORATION                                             604,507
     26,737   WHITNEY HOLDING CORPORATION                                              1,202,898
     13,712   WINTRUST FINANCIAL CORPORATION                                             781,036

                                                                                      28,706,476
                                                                                  --------------

DURABLE GOODS - CONSUMER - 0.04%
     17,134   STURM RUGER & COMPANY INCORPORATED                                         154,720
                                                                                  --------------

EATING & DRINKING PLACES - 2.00%
     23,137   CEC ENTERTAINMENT INCORPORATED+                                            924,786
     12,693   IHOP CORPORATION                                                           531,710
     23,438   JACK IN THE BOX INCORPORATED+                                              864,159
     16,857   LANDRY'S RESTAURANTS INCORPORATED((                                        489,864
     12,978   LONE STAR STEAKHOUSE & SALOON INCORPORATED                                 363,384
     13,606   O'CHARLEYS INCORPORATED+                                                   265,997
     16,452   P.F. CHANG'S CHINA BISTRO INCORPORATED+((                                  927,070
     10,659   PAPA JOHNS INTERNATIONAL INCORPORATED+((                                   367,096
     21,671   RARE HOSPITALITY INTERNATIONAL INCORPORATED+                               690,438
     26,554   RYAN'S RESTAURANT GROUP INCORPORATED+                                      409,463
     38,297   SONIC CORPORATION+((                                                     1,168,059
     17,588   STEAK N SHAKE COMPANY+                                                     353,167
     41,044   TRIARC COMPANIES INCORPORATED CLASS B                                      503,199

                                                                                       7,858,392
                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.68%
     18,816   ALLETE INCORPORATED                                                        691,488
     10,626   AMERICAN STATES WATER COMPANY                                              276,276
     48,720   ATMOS ENERGY CORPORATION                                                 1,332,492
     30,843   AVISTA CORPORATION                                                         544,996
      7,160   CASCADE NATURAL GAS CORPORATION                                            151,792
      7,745   CENTRAL VERMONT PUBLIC SERVICE                                             180,149
     10,035   CH ENERGY GROUP INCORPORATED                                               482,182
     31,131   CLECO CORPORATION                                                          630,714
     30,182   EL PASO ELECTRIC COMPANY+                                                  571,647
     23,203   ENERGEN CORPORATION                                                      1,367,817
      3,260   GREEN MOUNTAIN POWER CORPORATION                                            93,986
     13,378   LACLEDE GROUP INCORPORATED                                                 416,725
     17,721   NEW JERSEY RESOURCES                                                       768,028
     17,460   NORTHWEST NATURAL GAS COMPANY((                                            589,100
     48,809   PIEDMONT NATURAL GAS COMPANY((                                           1,134,321
     52,435   SOUTHERN UNION COMPANY+((                                                1,257,383
     22,960   SOUTHWEST GAS CORPORATION                                                  583,184
     32,443   UGI CORPORATION                                                          1,327,243
      9,268   UIL HOLDINGS CORPORATION                                                   475,448

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
     21,822   UNISOURCE ENERGY CORPORATION((                                       $     526,128
     30,542   WASTE CONNECTIONS INCORPORATED+                                          1,046,064

                                                                                      14,447,163
                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.00%
     16,140   ACTEL CORPORATION+                                                         283,096
     27,012   ACUITY BRANDS INCORPORATED                                                 858,982
     70,783   ADAPTEC INCORPORATED+                                                      537,243
     20,811   ADVANCED ENERGY INDUSTRIES INCORPORATED+                                   190,004
     47,428   AEROFLEX INCORPORATED+                                                     574,827
     22,587   ALLIANCE SEMICONDUCTOR CORPORATION+                                         83,572
     18,775   AO SMITH CORPORATION                                                       562,123
     15,325   APPLICA INCORPORATED+                                                       92,716
      7,123   APPLIED SIGNAL TECHNOLOGY INCORPORATED                                     251,086
     24,992   ARTESYN TECHNOLOGIES INCORPORATED+                                         282,410
     19,994   ATMI INCORPORATED+((                                                       450,465
     21,002   BALDOR ELECTRIC COMPANY                                                    578,185
      7,107   BEL FUSE INCORPORATED CLASS B                                              240,146
     26,309   BENCHMARK ELECTRONICS INCORPORATED+                                        897,137
     16,149   C&D TECHNOLOGIES INCORPORATED                                              275,179
     27,450   C-COR INCORPORATED+                                                        255,285
      9,258   CATAPULT COMMUNICATIONS CORPORATION+                                       223,673
     10,345   CERADYNE INCORPORATED+((                                                   591,837
     23,962   CHECKPOINT SYSTEMS INCORPORATED+                                           432,514
     11,657   CONCORD COMMUNICATIONS INCORPORATED+                                       129,160
     22,869   CTS CORPORATION                                                            303,929
     17,013   CUBIC CORPORATION((                                                        428,217
     23,509   CYMER INCORPORATED+((                                                      694,456
     13,282   DIONEX CORPORATION+                                                        752,691
     17,831   DSP GROUP INCORPORATED+                                                    398,166
     11,812   DUPONT PHOTOMASKS INCORPORATED+                                            311,955
     18,098   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                357,616
     25,193   ESS TECHNOLOGY INCORPORATED+                                               179,122
     26,507   EXAR CORPORATION+                                                          376,134
     46,006   HARMONIC INCORPORATED+                                                     383,690
     16,626   HELIX TECHNOLOGY CORPORATION                                               289,126
     16,601   HUTCHINSON TECHNOLOGY INCORPORATED+((                                      573,897
     16,468   INTER-TEL INCORPORATED                                                     450,894
     14,168   LITTELFUSE INCORPORATED+                                                   483,979
     18,164   MAGNETEK INCORPORATED+                                                     125,332
     13,404   MERCURY COMPUTER SYSTEMS INCORPORATED+                                     397,831
     22,804   METHODE ELECTRONICS                                                        293,031
     37,967   MICROSEMI CORPORATION+                                                     659,107
     16,358   MOOG INCORPORATED CLASS A+                                                 741,835
      4,343   NATIONAL PRESTO INDUSTRIES INCORPORATED                                    197,606
     12,668   PARK ELECTROCHEMICAL CORPORATION                                           274,642
     16,902   PERICOM SEMICONDUCTOR+                                                     159,386
     20,795   PHOTRONICS INCORPORATED+((                                                 343,118
     19,756   POWER INTEGRATIONS INCORPORATED+                                           390,774

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
     22,015   RAYOVAC CORPORATION+                                                 $     672,778
     15,573   REGAL-BELOIT CORPORATION                                                   445,388
     10,665   ROGERS CORPORATION+                                                        459,662
      9,874   SBS TECHNOLOGIES INCORPORATED+                                             137,841
     99,057   SKYWORKS SOLUTIONS INCORPORATED+                                           934,108
     11,753   STANDARD MICROSYSTEMS CORPORATION+                                         209,556
      8,290   SUPERTEX INCORPORATED+                                                     179,893
     28,849   SYMMETRICOM INCORPORATED+                                                  280,124
     16,261   SYNAPTICS INCORPORATED+                                                    497,261
     25,747   TECHNITROL INCORPORATED+                                                   468,595
      8,379   TOLLGRADE COMMUNICATIONS INCORPORATED+                                     102,559
     23,168   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                    853,741
     17,044   VIASAT INCORPORATED+                                                       413,658
     26,792   VICOR CORPORATION                                                          351,243
     20,482   ZIX CORPORATION+((                                                         105,482

                                                                                      23,468,063
                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.48%
     20,995   AMERICAN HEALTHCORP+((                                                     693,675
     12,543   CDI CORPORATION                                                            268,169
     13,812   MAXMUS INCORPORATED+                                                       429,829
     35,995   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+((                       1,486,234
     39,408   PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                    198,222
     35,491   REGENERON PHARMACEUTICAL INCORPORATED+((                                   326,872
      9,401   SFBC INTERNATIONAL INCORPORATED+                                           371,340
     35,806   TETRA TECH INCORPORATED+((                                                 599,392
     27,696   URS CORPORATION+                                                           889,042
     20,653   WATSON WYATT & COMPANY HOLDINGS                                            556,598

                                                                                       5,819,373
                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.52%
     22,765   APTARGROUP INCORPORATED                                                  1,201,537
     18,711   COMMERCIAL METALS COMPANY((                                                946,028
     18,679   GRIFFON CORPORATION+                                                       504,333
     19,800   MASOTECH ESCROW INCORPORATED+(A)                                                 0
      9,173   MATERIAL SCIENCES CORPORATION+                                             165,022
      9,297   MOBILE MINI INCORPORATED+((                                                307,173
     40,785   SHAW GROUP INCORPORATED+                                                   728,012
     30,358   SIMPSON MANUFACTURING COMPANY INCORPORATED                               1,059,494
     15,230   VALMONT INDUSTRIES INCORPORATED                                            382,426
     20,599   WATTS WATER TECHNOLOGIES INCORPORATED                                      664,112

                                                                                       5,958,137
                                                                                  --------------

FINANCE COMPANIES - 0.03%
     15,776   REWARDS NETWORK INCORPORATED+                                              110,432
                                                                                  --------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

FOOD & KINDRED PRODUCTS - 1.11%
     11,494   AMERICAN ITALIAN PASTA COMPANY CLASS A((                             $     267,236
     23,117   CORN PRODUCTS INTERNATIONAL INCORPORATED                                 1,238,147
     27,530   FLOWERS FOODS INCORPORATED                                                 869,397
      5,741   J & J SNACK FOODS CORPORATION                                              281,481
     18,840   LANCE INCORPORATED                                                         358,525
     18,627   RALCORP HOLDINGS INCORPORATED+                                             781,030
     12,694   SANDERSON FARMS INCORPORATED((                                             549,396

                                                                                       4,345,212
                                                                                  --------------

FOOD STORES - 0.26%
     24,548   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+((                       251,617
     19,285   PANERA BREAD COMPANY+((                                                    777,571

                                                                                       1,029,188
                                                                                  --------------

FURNITURE & FIXTURES - 0.51%
      7,441   BASSETT FURNITURE INDUSTRIES INCORPORATED                                  146,029
     22,885   ETHAN ALLEN INTERIORS INCORPORATED                                         915,858
     33,165   LA-Z-BOY INCORPORATED((                                                    509,746
     23,536   SELECT COMFORT CORPORATION+((                                              422,236

                                                                                       1,993,869
                                                                                  --------------

GENERAL MERCHANDISE STORES - 0.47%
     31,873   CASEY'S GENERAL STORES                                                     578,495
     25,017   FRED'S INCORPORATED((                                                      435,296
     18,748   SHOPKO STORES INCORPORATED+                                                350,213
     27,054   STEIN MART INCORPORATED+                                                   461,541

                                                                                       1,825,545
                                                                                  --------------

HEALTH SERVICES - 2.24%
     31,124   ACCREDO HEALTH INCORPORATED+                                               862,757
      9,704   AMEDISYS INCORPORATED+                                                     314,313
     18,627   AMSURG CORPORATION+((                                                      550,242
     20,412   CROSS COUNTRY HEALTHCARE INCORPORATED+                                     369,049
     14,856   CRYOLIFE INCORPORATED+((                                                   105,032
      8,235   CURATIVE HEALTH SERVICES INCORPORATED+                                      56,410
     20,634   ENZO BIOCHEM INCORPORATED+((                                               401,744
     15,294   GENTIVA HEALTH SERVICES INCORPORATED+                                      255,716
     41,407   HOOPER HOLMES INCORPORATED                                                 245,129
     17,125   LCA-VISION INCORPORATED                                                    400,542
     20,930   NAUTILUS GROUP INCORPORATED((                                              505,878
     31,900   OCA INCORPORATED+((                                                        202,565
     23,358   ODYSSEY HEALTHCARE INCORPORATED+                                           319,537
     14,231   PEDIATRIX MEDICAL GROUP INCORPORATED+                                      911,496
     31,698   PROVINCE HEALTHCARE COMPANY+                                               708,450
     10,451   REHABCARE GROUP INCORPORATED+                                              292,524
     16,810   SIERRA HEALTH SERVICES INCORPORATED+((                                     926,399
     12,943   SUNRISE SENIOR LIVING INCORPORATED+((                                      600,037

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

HEALTH SERVICES (CONTINUED)
     18,140   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                 $     756,438

                                                                                       8,784,258
                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.43%
      8,503   4KIDS ENTERTAINMENT INCORPORATED+                                          178,733
     27,374   CAPITAL AUTOMOTIVE((                                                       972,461
     17,438   COLONIAL PROPERTIES TRUST                                                  684,790
     33,090   COMMERCIAL NET LEASE REALTY INCORPORATED                                   681,654
     19,873   CRT PROPERTIES INCORPORATED                                                474,170
     16,173   ENTERTAINMENT PROPERTIES TRUST                                             720,507
     14,612   ESSEX PROPERTY TRUST INCORPORATED                                        1,224,486
     18,648   GABLES RESIDENTIAL TRUST                                                   667,412
     20,337   GLENBOROUGH REALTY TRUST INCORPORATED                                      432,771
     21,393   HEADWATERS INCORPORATED+((                                                 609,701
     18,164   KILROY REALTY CORPORATION                                                  776,511
      7,280   PARKWAY PROPERTIES INCORPORATED                                            369,460
     29,599   SHURGARD STORAGE CENTERS INCORPORATED                                    1,302,652
     10,049   SOVRAN SELF STORAGE INCORPORATED                                           423,465

                                                                                       9,518,773
                                                                                  --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.89%
     18,066   BELL MICROPRODUCTS INCORPORATED+                                           173,795
     13,904   COST PLUS INCORPORATED+                                                    446,736
     15,458   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+((                               663,767
     16,121   GUITAR CENTER INCORPORATED+                                                849,415
     14,396   HAVERTY FURNITURE COMPANIES INCORPORATED                                   266,326
     28,764   LINENS 'N THINGS INCORPORATED+((                                           713,347
     19,785   MOVIE GALLERY INCORPORATED((                                               377,300
                                                                                       3,490,686

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
     22,066   AZTAR CORPORATION+                                                         770,545
     19,174   MARCUS CORPORATION                                                   $     482,034
                                                                                       1,252,579

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.36%
     12,718   ASTEC INDUSTRIES INCORPORATED+                                             218,877
     63,646   AXCELIS TECHNOLOGIES INCORPORATED+                                         517,442
     11,012   BLACK BOX CORPORATION                                                      528,796
     32,811   BRIGGS & STRATTON CORPORATION                                            1,364,281
     28,371   BROOKS AUTOMATION INCORPORATED+                                            488,549
     11,015   DRIL-QUIP INCORPORATED+                                                    267,224
     16,948   ENGINEERED SUPPORT SYSTEMS INCORPORATED                                  1,003,661
     19,277   FEDDERS CORPORATION                                                         69,783
     12,644   GARDNER DENVER INCORPORATED+                                               458,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
     14,752   GLOBAL IMAGING SYSTEMS INCORPORATED+                                 $     582,704
     14,752   HYDRIL COMPANY+                                                            671,363
     32,237   IDEX CORPORATION                                                         1,305,598
     17,956   KAYDON CORPORATION                                                         592,907
     32,508   KULICKE & SOFFA INDUSTRIES INCORPORATED+                                   280,219
     38,362   LENNOX INTERNATIONAL INCORPORATED                                          780,667
      7,496   LINDSAY MANUFACTURING COMPANY                                              193,996
     18,786   MANITOWOC COMPANY INCORPORATED                                             707,293
     11,785   MICROS SYSTEMS INCORPORATED+                                               919,937
     30,929   MILACRON INCORPORATED((                                                    104,849
     20,625   NYFIX INCORPORATED+((                                                      127,669
     25,242   PAXAR CORPORATION+                                                         559,615
      9,313   PLANAR SYSTEMS INCORPORATED+((                                             104,585
      9,251   ROBBINS & MYERS INCORPORATED                                               220,451
      8,034   SCANSOURCE INCORPORATED+                                                   499,393
     11,241   THOMAS INDUSTRIES INCORPORATED((                                           448,741
     57,477   TIMKEN COMPANY                                                           1,495,552
     14,543   TORO COMPANY                                                             1,183,073
     15,155   ULTRATECH INCORPORATED+                                                    285,672
     16,987   WATSCO INCORPORATED                                                        598,282
      7,196   WOODWARD GOVERNOR COMPANY                                                  515,306

                                                                                      17,095,336
                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.30%
     22,908   HILB, ROGAL & HAMILTON COMPANY                                             830,186
     10,934   LABONE INCORPORATED+((                                                     350,325

                                                                                       1,180,511
                                                                                  --------------

INSURANCE CARRIERS - 2.72%
     15,933   AMERIGROUP CORPORATION+                                                  1,205,491
     26,134   CENTENE CORPORATION+                                                       740,899
     20,174   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                931,030
     49,081   FREMONT GENERAL CORPORATION                                              1,235,860
     11,323   LANDAMERICA FINANCIAL GROUP INCORPORATED                                   610,649
     14,161   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+((                           936,609
     18,692   PRESIDENTIAL LIFE CORPORATION                                              317,016
     18,584   PROASSURANCE CORPORATION+((                                                726,820
     16,084   RLI CORPORATION                                                            668,612
      6,310   SCPIE HOLDINGS INCORPORATED                                                 62,469
     17,682   SELECTIVE INSURANCE GROUP INCORPORATED                                     782,252
     18,313   STEWART & STEVENSON SERVICES CORPORATION                                   370,472
     11,525   STEWART INFORMATION SERVICES CORPORATION                                   480,016
     29,115   UNITED INSURANCE COMPANIES INCORPORATED                                    986,999
     12,279   ZENITH NATIONAL INSURANCE CORPORATION                                      611,985

                                                                                      10,667,179
                                                                                  --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

LEATHER & LEATHER PRODUCTS - 0.36%
     11,581   BROWN SHOE COMPANY INCORPORATED                                      $     345,461
     14,035   GENESCO INCORPORATED+                                                      437,050
     21,818   K-SWISS INCORPORATED                                                       635,340

                                                                                       1,417,851
                                                                                  --------------

LEGAL SERVICES - 0.09%
      9,874   PRE-PAID LEGAL SERVICES INCORPORATED((                                     370,769
                                                                                  --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.45%
     45,601   CHAMPION ENTERPRISES INCORPORATED+                                         539,004
     10,002   COACHMEN INDUSTRIES INCORPORATED                                           173,635
      7,755   DELTIC TIMBER CORPORATION                                                  329,200
      5,342   SKYLINE CORPORATION                                                        217,953
     11,400   UNIVERSAL FOREST PRODUCTS                                                  494,760

                                                                                       1,754,552
                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 7.96%
     23,375   ADVANCED MEDICAL OPTICS INCORPORATED+((                                    961,647
     21,465   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                            897,452
      8,687   ANALOGIC CORPORATION                                                       389,091
     21,136   ARMOR HOLDINGS INCORPORATED+((                                             993,815
     15,016   ARTHROCARE CORPORATION+((                                                  481,413
      9,410   BEI TECHNOLOGIES INCORPORATED                                              290,581
     15,533   BIOLASE TECHNOLOGY INCORPORATED((                                          168,844
     10,313   BIOSITE INCORPORATED+((                                                    634,662
     19,306   COHERENT INCORPORATED+                                                     587,675
     13,720   COHU INCORPORATED                                                          254,643
     19,000   CONMED CORPORATION+                                                        539,980
     20,836   COOPER COMPANIES INCORPORATED((                                          1,470,813
     10,799   CUNO INCORPORATED+                                                         641,461
     15,212   CYBERONICS INCORPORATED+((                                                 315,193
      9,419   DATASCOPE CORPORATION                                                      373,840
     13,662   DJ ORTHOPEDICS INCORPORATED+                                               292,640
     17,324   DRS TECHNOLOGIES INCORPORATED+                                             739,908
     12,731   EDO CORPORATION                                                            404,209
     15,612   ESTERLINE TECHNOLOGIES CORPORATION+                                        509,732
     21,193   FEI COMPANY+                                                               445,053
     21,770   FLIR SYSTEMS INCORPORATED+                                               1,388,708
     45,282   FOSSIL INCORPORATED+                                                     1,161,030
     16,178   HAEMONETICS CORPORATION MASSACHUSETTS+                                     585,805
     13,059   HOLOGIC INCORPORATED+                                                      358,731
      8,640   ICU MEDICAL INCORPORATED+((                                                236,218
     49,333   INPUT OUTPUT INCORPORATED+((                                               436,104
     18,362   INTEGRA LIFESCIENCES HOLDINGS+((                                           678,109
     16,243   INTERMAGNETICS GENERAL CORPORATION+                                        412,735
     19,882   INVACARE CORPORATION                                                       919,741
     14,497   IONICS INCORPORATED+((                                                     628,300
     13,465   ITRON INCORPORATED+                                                        321,948

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (CONTINUED)
     10,322   KEITHLEY INSTRUMENTS INCORPORATED                                    $     203,343
      7,221   KENSEY NASH CORPORATION+((                                                 249,341
     44,572   KOPIN CORPORATION+                                                         172,494
     12,727   MEADE INSTRUMENTS CORPORATION+                                              43,654
     27,248   MENTOR CORPORATION                                                         919,347
     16,827   MERIT MEDICAL SYSTEMS INCORPORATED+                                        257,117
     13,015   MTS SYSTEMS CORPORATION((                                                  440,037
     10,929   OSTEOTECH INCORPORATED+                                                     60,109
     10,701   PHOTON DYNAMICS INCORPORATED+                                              259,820
     44,150   PINNACLE SYSTEMS INCORPORATED+                                             269,315
     17,460   POLYMEDICA CORPORATION                                                     651,083
     11,565   POSSIS MEDICAL INCORPORATED+                                               155,896
     21,601   RESMED INCORPORATED+((                                                   1,103,811
     22,399   RESPIRONICS INCORPORATED+((                                              1,217,610
     26,842   ROPER INDUSTRIES INCORPORATED                                            1,631,188
     10,702   RUDOLPH TECHNOLOGIES INCORPORATED+                                         183,753
     20,513   SOLA INTERNATIONAL INCORPORATED+                                           564,928
     14,918   SONIC SOLUTIONS+((                                                         334,760
     24,780   SYBRON DENTAL SPECIALTIES INCORPORATED+                                    876,716
     20,799   TELEDYNE TECHNOLOGIES INCORPORATED+                                        612,115
     19,085   THERAGENICS CORPORATION+                                                    77,485
     33,007   TRIMBLE NAVIGATION LIMITED+((                                            1,090,551
     18,930   VEECO INSTRUMENTS INCORPORATED+                                            398,855
     19,743   VIASYS HEALTHCARE INCORPORATED+                                            375,117
      8,092   VITAL SIGNS INCORPORATED                                                   314,941
     13,281   X-RITE INCORPORATED                                                        212,629

                                                                                      31,196,096
                                                                                  --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
     13,621   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+                               305,383
                                                                                  --------------

MEMBERSHIP ORGANIZATIONS - 0.29%
     32,305   GAMESTOP CORPORATION - CLASS B+                                            723,955
     14,392   JO ANN STORES INCORPORATED+                                                396,356

                                                                                       1,120,311
                                                                                  --------------

METAL MINING - 0.18%
      6,872   CLEVELAND CLIFFS INCORPORATED                                              713,726
                                                                                  --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.51%
     18,694   AMCOL INTERNATIONAL CORPORATION                                            375,563
     27,606   FLORIDA ROCK INDUSTRIES INCORPORATED                                     1,643,385

                                                                                       2,018,948
                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.63%
     12,046   DAKTRONICS INCORPORATED+((                                                 299,825
     16,702   JAKKS PACIFIC INCORPORATED+                                                369,281

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES (CONTINUED)
     29,725   K2 INCORPORATED+                                                     $     472,033
     10,263   LYDALL INCORPORATED+                                                       121,719
     13,259   RUSS BERRIE AND COMPANY INCORPORATED                                       302,836
     14,761   SHUFFLE MASTER INCORPORATED+((                                             695,243
      7,858   STANDEX INTERNATIONAL CORPORATION                                          223,874

                                                                                       2,484,811
                                                                                  --------------

MISCELLANEOUS RETAIL - 0.77%
     11,690   ACTION PERFORMANCE COMPANIES INCORPORATED((                                128,473
     18,225   CASH AMERICA INTERNATIONAL INCORPORATED                                    541,829
     12,050   HANCOCK FABRICS INCORPORATED                                               124,959
     14,925   HIBBETT SPORTING GOODS INCORPORATED+                                       397,154
     12,799   J JILL GROUP INCORPORATED+                                                 190,577
     24,001   LONGS DRUG STORES CORPORATION                                              661,708
     33,007   ZALE CORPORATION+                                                          985,919

                                                                                       3,030,619
                                                                                  --------------

MOTION PICTURES - 0.34%
     21,622   AVID TECHNOLOGY INCORPORATED+                                            1,335,159
                                                                                  --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.59%
     16,009   ARKANSAS BEST CORPORATION                                                  718,644
     13,681   FORWARD AIR CORPORATION+                                                   611,541
     47,753   HEARTLAND EXPRESS INCORPORATED                                           1,073,010
     19,302   LANDSTAR SYSTEM INCORPORATED+                                            1,421,399
     17,810   USF CORPORATION                                                            675,890
     30,933   YELLOW ROADWAY CORPORATION+((                                            1,723,277

                                                                                       6,223,761
                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.19%
     11,027   FINANCIAL FEDERAL CORPORATION+((                                           432,258
     11,933   WORLD ACCEPTANCE CORPORATION+                                              328,277

                                                                                         760,535
                                                                                  --------------

NON-DURABLE GOODS - CONSUMER - 0.07%
     23,414   STRIDE RITE CORPORATION                                                    261,534
                                                                                  --------------

OIL & GAS EXTRACTION - 3.71%
      9,581   ATWOOD OCEANICS INCORPORATED+                                              499,170
     21,066   CABOT OIL AND GAS CORPORATION                                              932,170
     24,435   CAL DIVE INTERNATIONAL INCORPORATED+((                                     995,726
     26,488   CIMAREX ENERGY COMPANY+                                                  1,003,895
     16,324   OCEANEERING INTERNATIONAL INCORPORATED+                                    609,212
     44,967   PATINA OIL & GAS CORPORATION                                             1,686,262
     10,547   PETROLEUM DEVELOPMENT CORPORATION+                                         406,798
     17,670   REMINGTON OIL & GAS CORPORATION+                                           481,508
     11,648   SEACOR SMIT INCORPORATED+((                                                622,003

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

OIL & GAS EXTRACTION (CONTINUED)
     23,078   SOUTHWESTERN ENERGY COMPANY+                                         $   1,169,824
     21,595   SPINNAKER EXPLORATION COMPANY+                                             757,337
     18,231   ST. MARY LAND & EXPLORATION COMPANY                                        760,962
     16,983   STONE ENERGY CORPORATION+                                                  765,763
     17,847   SWIFT ENERGY COMPANY+((                                                    516,492
     14,257   TETRA TECH INCORPORATED+                                                   403,473
     29,122   UNIT CORPORATION+                                                        1,112,752
     21,277   VERITAS DGC INCORPORATED+((                                                476,818
     41,864   VINTAGE PETROLEUM INCORPORATED                                             949,894
     17,653   W-H ENERGY SERVICES INCORPORATED+                                          394,721

                                                                                      14,544,780
                                                                                  --------------

PAPER & ALLIED PRODUCTS - 0.75%
     23,773   BUCKEYE TECHNOLOGIES INCORPORATED+                                         309,287
     18,140   CARAUSTAR INDUSTRIES INCORPORATED+                                         305,115
     12,420   CHESAPEAKE CORPORATION                                                     337,327
      9,541   NEENAH PAPER INCORPORATED((                                                311,036
     10,341   POPE & TALBOT INCORPORATED                                                 176,934
     22,693   ROCK-TENN COMPANY CLASS A                                                  344,026
      9,445   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                              320,658
     18,175   STANDARD REGISTER COMPANY                                                  256,631
     32,908   WAUSAU-MOSINEE PAPER CORPORATION                                           587,737

                                                                                       2,948,751
                                                                                  --------------

PERSONAL SERVICES - 0.32%
      5,718   ANGELICA CORPORATION                                                       154,672
     17,555   COINSTAR INCORPORATED+                                                     471,001
      4,934   CPI CORPORATION                                                             67,053
     13,364   G & K SERVICES INCORPORATED CLASS A                                        580,265

                                                                                       1,272,991
                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.30%
     12,647   ELKCORP                                                                    432,781
     17,162   FRONTIER OIL CORPORATION                                                   457,539
     10,552   WD-40 COMPANY                                                              299,782

                                                                                       1,190,102
                                                                                  --------------

PHARMACEUTICALS - 0.03%
     38,485   SAVIENT PHARMACEUTICALS INCORPORATED+                                      104,294
                                                                                  --------------

PRIMARY METAL INDUSTRIES - 2.13%
     18,380   ALERIS INTERNATIONAL INCORPORATED+                                         310,990
     29,853   BELDEN CDT INCORPORATED                                                    692,590
     12,223   BRUSH ENGINEERED MATERIALS INCORPORATED+                                   226,125
     15,253   CARPENTER TECHNOLOGY CORPORATION((                                         891,690
     20,381   CENTURY ALUMINUM COMPANY                                                   535,205
     13,641   CURTISS-WRIGHT CORPORATION                                                 783,130

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

PRIMARY METAL INDUSTRIES (CONTINUED)
     18,488   LONE STAR TECHNOLOGIES INCORPORATED+                                 $     618,608
     27,152   MAVERICK TUBE CORPORATION+                                                 822,706
     23,140   MUELLER INDUSTRIES INCORPORATED                                            745,108
     10,517   QUANEX CORPORATION                                                         721,151
     13,804   RTI INTERNATIONAL METALS INCORPORATED+                                     283,534
      8,132   STEEL TECHNOLOGIES INCORPORATED                                            223,711
     13,802   TEXAS INDUSTRIES INCORPORATED                                              860,969
     24,560   TREDEGAR CORPORATION                                                       496,358
      9,488   WOLVERINE TUBE INCORPORATED+                                               122,490

                                                                                       8,334,365
                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.41%
     22,813   BOWNE & COMPANY INCORPORATED                                               370,939
      8,687   CONSOLIDATED GRAPHICS INCORPORATED+                                        398,733
     17,705   JOHN H HARLAND COMPANY                                                     639,151
      9,382   THOMAS NELSON INCORPORATED                                                 212,033

                                                                                       1,620,856
                                                                                  --------------

RAILROAD TRANSPORTATION - 0.18%
     39,936   KANSAS CITY SOUTHERN+                                                      708,065
                                                                                  --------------

REAL ESTATE - 0.80%
      8,188   MERITAGE CORPORATION+((                                                    922,787
     34,779   NEW CENTURY FINANCIAL CORPORATION+                                       2,222,726

                                                                                       3,145,513
                                                                                  --------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.18%
     30,861   LEXINGTON CORPORATE PROPERTIES TRUST((                                     696,841
                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.11%
     19,459   A. SCHULMAN INCORPORATED                                                   416,617
                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.35%
     26,693   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                  533,860
     12,647   PIPER JAFFRAY COMPANIES INCORPORATED+                                      606,424
     10,995   SWS GROUP INCORPORATED                                                     241,010

                                                                                       1,381,294
                                                                                  --------------

SOFTWARE - 0.17%
     11,384   EPIQ SYSTEMS INCORPORATED+                                                 166,662
     20,627   MANTECH INTERNATIONAL CORPORATION CLASS A+                                 489,685

                                                                                         656,347
                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.29%
     17,388   APOGEE ENTERPRISES INCORPORATED                                            233,173
     10,172   CARBO CERAMICS INCORPORATED                                                701,868

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS (CONTINUED)
      8,777   LIBBEY INCORPORATED                                                  $     194,937

                                                                                       1,129,978
                                                                                  --------------

TELEPHONE SERVICES - 0.17%
     13,350   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+                           662,961
                                                                                  --------------

TEXTILE MILL PRODUCTS - 0.57%
     20,197   ALBANY INTERNATIONAL CORPORATION CLASS A                                   710,126
     33,143   INTERFACE INCORPORATED                                                     330,436
     10,669   OXFORD INDUSTRIES INCORPORATED                                             440,630
     24,346   WOLVERINE WORLD WIDE INCORPORATED                                          764,951

                                                                                       2,246,143
                                                                                  --------------

TRANSPORTATION BY AIR - 0.67%
     32,679   EGL INCORPORATED+                                                          976,775
     22,675   FRONTIER AIRLINES INCORPORATED+                                            258,722
     20,106   MESA AIR GROUP INCORPORATED+((                                             159,642
     14,818   OFFSHORE LOGISTICS INCORPORATED+                                           481,140
     36,577   SKYWEST INCORPORATED                                                       733,735

                                                                                       2,610,014
                                                                                  --------------

TRANSPORTATION EQUIPMENT - 2.51%
     20,531   AAR CORPORATION+((                                                         279,632
     12,977   ARCTIC CAT INCORPORATED                                                    344,150
     16,276   CLARCOR INCORPORATED                                                       891,437
     35,321   FLEETWOOD ENTERPRISES INCORPORATED((                                       475,421
     33,698   GENCORP INCORPORATED((                                                     625,772
     14,715   GROUP 1 AUTOMOTIVE INCORPORATED+                                           463,522
     28,354   JLG INDUSTRIES INCORPORATED                                                556,589
     18,728   MONACO COACH CORPORATION                                                   385,235
     22,777   OSHKOSH TRUCK CORPORATION                                                1,557,491
     27,252   POLARIS INDUSTRIES INCORPORATED                                          1,853,681
     12,595   STANDARD MOTOR PRODUCTS INCORPORATED                                       199,001
     15,599   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                             453,151
     10,105   TRIUMPH GROUP INCORPORATED+                                                399,148
     19,325   WABASH NATIONAL CORPORATION+                                               520,422
     21,401   WINNEBAGO INDUSTRIES INCORPORATED((                                        835,923

                                                                                       9,840,575
                                                                                  --------------

TRANSPORTATION SERVICES - 0.04%
     13,847   PEGASUS SOLUTIONS INCORPORATED+                                            174,472
                                                                                  --------------

WATER TRANSPORTATION - 0.18%
     15,795   KIRBY CORPORATION+                                                         700,982
                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.74%
     12,132   ADVANCED MARKETING SERVICES INCORPORATED                                   122,048


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

WHOLESALE TRADE NON-DURABLE GOODS (CONTINUED)
     28,741   DIMON INCORPORATED                                                   $     193,139
      9,167   ENESCO GROUP INCORPORATED+                                                  74,069
     23,237   HAIN CELESTIAL GROUP INCORPORATED+                                         480,309
     22,802   MEN'S WEARHOUSE INCORPORATED+                                              728,752
     21,933   MYERS INDUSTRIES INCORPORATED                                              280,742
      7,952   NASH FINCH COMPANY((                                                       300,267
     29,779   PERFORMANCE FOOD GROUP COMPANY+                                            801,353
     27,726   PRIORITY HEALTHCARE CORPORATION CLASS B+((                                 603,595
     14,460   SCHOOL SPECIALTY INCORPORATED+                                             557,578
     24,379   TRACTOR SUPPLY COMPANY+                                                    907,143
     25,459   UNITED NATURAL FOODS INCORPORATED+                                         791,775
     21,048   UNITED STATIONERS INCORPORATED+                                            972,418

                                                                                       6,813,188
                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS - 2.37%
     10,057   AM CASTLE & COMPANY                                                        120,081
     18,842   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                               516,257
     14,745   BARNES GROUP INCORPORATED                                                  390,890
      8,734   BUILDING MATERIALS HOLDINGS CORPORATION                                    334,425
      8,604   DEPARTMENT 56 INCORPORATED+                                                143,257
     13,795   DIGI INTERNATIONAL INCORPORATED+                                           237,136
     42,041   HUGHES SUPPLY INCORPORATED                                               1,360,026
     10,388   IMAGISTICS INTERNATIONAL INCORPORATED+                                     349,660
     31,008   INSIGHT ENTERPRISES INCORPORATED+((                                        636,284
     14,479   KAMAN CORPORATION CLASS A                                            $     183,159
     35,984   KNIGHT TRANSPORTATION INCORPORATED                                         892,403
      5,950   LAWSON PRODUCTS INCORPORATED                                               300,059
     25,102   OWENS & MINOR INCORPORATED                                                 707,123
     36,409   PEP BOYS-MANNY, MOE & JACK                                                 621,502
     20,769   RELIANCE STEEL & ALUMINUM COMPANY                                          809,160
     15,928   RYERSON TULL INCORPORATED                                                  250,866
     33,210   SCP POOL CORPORATION                                                     1,059,383
     14,177   TBC CORPORATION+                                                           394,121

                                                                                       9,305,792
                                                                                  --------------

TOTAL COMMON STOCK (COST $247,733,686)                                               336,194,763
                                                                                  --------------

PREFERRED STOCKS - 0.00%
     42,000   TIMCO AVIATION SERVICES INCORPORATED+&&&(A)                                      4
TOTAL PREFERRED STOCKS (COST $0)                                                               4
                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 12.65%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.43%
    342,328   FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                 342,328
  5,273,917   SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                   5,273,917

                                                                                       5,616,245
                                                                                  --------------

PRINCIPAL    SECURITY NAME                             INTEREST RATE MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 11.22%
$ 2,000,000  ATLANTIC ASSET SECURITY COMMERCIAL PAPER^        2.28%  01/05/2005   $    1,999,740
  1,000,000  CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^   2.35   01/28/2005          998,420
  1,000,000  CORPORATION ASSET SECURITY AUSTRALIA LIMITED
             COMMERCIAL PAPER^                                2.00   01/07/2005          999,750
  2,000,000  LEGACY CAPITAL CORPORATION COMMERCIAL PAPER^     2.36   01/26/2005        1,997,080
  2,000,000  VARIABLE FUNDING CAPITAL CORPORATION COMMERCIAL
             PAPER^                                           2.23   01/03/2005        2,000,000
 19,000,000  DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE
             AGREEMENT                                        2.30   01/03/2005       19,000,000
 17,000,000  BEAR STEARNS AND COMPANY AGENCY MORTGAGE
             REPURCHASE AGREEMENT                             2.28   01/03/2005       17,000,000

                                                                                      43,994,990
                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING **(COST $49,611,235)                          49,611,235
                                                                                  --------------

SHORT-TERM INVESTMENTS - 1.59%
SHARES
MUTUAL FUND - 1.53%
  5,979,821   WELLS FARGO MONEY MARKET TRUST~++                                        5,979,821
                                                                                  --------------

PRINCIPAL                                              INTEREST RATE MATURITY DATE
US TREASURY BILLS - 0.06%
    150,000   US TREASURY BILL^#                              2.26   05/12/2005          148,710
    120,000   US TREASURY BILL^#                              2.40   05/12/2005          118,968

                                                                                         267,678
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,247,585)                                         6,247,499
                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $303,592,506)*                                    100.00%                   $  392,053,501
                                                                                  --------------

+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,979,821.
&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE
    INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
^   ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
    MATURITY.
# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,310,000. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.03% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                 VALUE

COMMON STOCK - 94.12%
AMUSEMENT & RECREATION SERVICES - 1.13%
         176,900      GAYLORD ENTERTAINMENT COMPANY+((                                        $     7,346,657
         201,400      LAKES ENTERTAINMENT INCORPORATED+                                             3,280,806

                                                                                                   10,627,463
                                                                                              ---------------

APPAREL & ACCESSORY STORES - 2.76%
         224,900      CARTER'S INCORPORATED+                                                        7,644,351
         431,200      PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+((                                 9,598,512
         360,500      TOO INCORPORATED+                                                             8,817,830

                                                                                                   26,060,693
                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 2.00%
         234,300      POLO RALPH LAUREN CORPORATION                                                 9,981,180
         787,400      TOMMY HILFIGER CORPORATION+                                                   8,881,872

                                                                                                   18,863,052
                                                                                              ---------------

BUSINESS SERVICES - 17.87%
         562,700      ACTIVCARD CORPORATION+                                                        5,008,030
         463,000      ARIBA INCORPORATED+                                                           7,685,800
         701,700      BORELAND SOFTWARE CORPORATION+                                                8,195,856
         293,100      BRINK'S COMPANY                                                              11,583,312
         827,100      CNET NETWORKS INCORPORATED+((                                                 9,288,333
       1,090,800      E.PIPHANY INCORPORATED+                                                       5,268,564
         321,900      EMBARCADERO TECHNOLOGIES INCORPORATED+                                        3,029,079
         206,100      HYPERION SOLUTIONS CORPORATION+                                               9,608,382
         242,500      INFOCROSSINGINCORPORATED+                                                     4,105,525
         532,100      INTERWOVEN INCORPORATED+                                                      5,789,248
         299,500      MACROMEDIA INCORPORATED+                                                      9,320,440
         826,600      MATRIXONE INCORPORATED+                                                       5,414,230
         501,100      MPS GROUP INCORPORATED+                                                       6,143,486
         772,500      NETIQ CORPORATION+                                                            9,432,225
         745,100      OPSWARE INCORPORATED+((                                                       5,469,034
         326,600      PACKETEER INCORPORATED+                                                       4,719,370
       1,162,400      PARAMETRIC TECHNOLOGY CORPORATION+                                            6,846,536
         395,400      PROGRESS SOFTWARE CORPORATION+                                                9,232,590
         504,600      RED HAT INCORPORATED+((                                                       6,736,410
          75,200      SAFENET INCORPORATED+                                                         2,762,848
         347,400      SERENA SOFTWARE INCORPORATED+                                                 7,517,736
         146,200      STARTEK INCORPORATED                                                          4,159,390
         329,000      THQ INCORPORATED+                                                             7,547,260
       1,041,000      TIBCO SOFTWARE INCORPORATED+                                                 13,886,940

                                                                                                  168,750,624
                                                                                              ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------


SHARES                SECURITY NAME                                                                VALUE

CHEMICALS & ALLIED PRODUCTS - 13.15%
         249,900      ABLE LABORATORIES INCORPORATED+                                         $     5,685,225
         396,200      ALKERMES INCORPORATED+((                                                      5,582,458
         322,800      ANGIOTECH PHARMACEUTICALS INCORPORATED+                                       5,955,660
         537,700      CELL THERAPEUTICS INCORPORATED+                                               4,376,878
         216,300      CORGENTECH INCORPORATED+((                                                    1,790,964
         414,300      ENCYSIVE PHARMACEUTICALS INCORPORATED+                                        4,113,999
         722,100      ENDEAVOR INTERNATIONAL CORPORATION UNREGISTERED
                      PRIVATE PLACEMENT+                                                            3,025,599
         320,000      EON LABORATORIES INCORPORATED+                                                8,640,000
         584,400      INDEVUS PHARMACEUTICALS INCORPORATED+                                         3,483,024
         361,100      ISOLAGEN INCORPORATED+((                                                      2,841,857
         277,000      NEKTAR THERAPEUTICS+                                                          5,606,480
         233,250      NEUROCRINE BIOSCIENCES INCORPORATED+                                         11,499,225
         249,300      NOVEN PHARMACEUTICALS INCORPORATED+                                           4,253,058
         108,700      OSI PHARMACEUTICALS INCORPORATED+((                                           8,136,195
         288,200      PENWEST PHARMACEUTICALS COMPANY+                                              3,446,872
         620,500      PROTEIN DESIGN LABS INCORPORATED+                                            12,819,530
         601,400      SANTARUS INCORPORATED SANTARUS+                                               5,448,684
         155,900      UNITED THERAPEUTICS CORPORATION+((                                            7,038,885
         210,900      VALEANT PHARMACEUTICALS INTERNATIONAL                                         5,557,215
         653,800      VICURON PHARMACEUTICALS INCORPORATED+                                        11,382,658
         152,300      ZYMOGENETICS INCORPORATED+                                                    3,502,900

                                                                                                  124,187,366
                                                                                              ---------------

COMMUNICATIONS - 2.20%
       1,535,300      EXTREME NETWORKS INCORPORATED+                                               10,056,215
         135,200      INPHONIC INCORPORATED+                                                        3,715,296
         366,400      LIN TV CORPORATION CLASS A+                                                   6,998,240

                                                                                                   20,769,751
                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 0.69%
         423,200      NEWALLIANCE BANCSHARES INCORPORATED                                           6,474,960
                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES - 0.54%
         173,800      WESTERN GAS RESOURCES INCORPORATED                                            5,083,650
                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.66%
         985,300      ADAPTEC INCORPORATED+((                                                       7,478,427
         324,100      ATHEROS COMMUNICATIONS+                                                       3,322,025
         364,200      BENCHMARK ELECTRONICS INCORPORATED+                                          12,419,220
         309,200      DSP GROUP INCORPORATED+                                                       6,904,436
         720,400      MATTSON TECHNOLOGY INCORPORATED+                                              8,111,704
         383,800      MICREL INCORPORATED+((                                                        4,229,476
         199,300      NOVELLUS SYSTEMS INCORPORATED+((                                              5,558,477
         921,500      PMC-SIERRA INCORPORATED+((                                                   10,366,875
         720,400      POWER-ONE INCORPORATED+                                                       6,425,968
         414,000      REGAL-BELOIT CORPORATION                                                     11,840,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                  VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
         394,200      SPATIALIGHT INCORPORATED+((                                            $      3,528,090
         654,800      TEKELEC+                                                                     13,384,112
         193,400      VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+((                     7,126,790

                                                                                                  100,696,000
                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 5.17%
         252,900      CEPHALON INCORPORATED+((                                                     12,867,552
         388,900      CORE LABORATORIES N.V.+                                                       9,080,815
         389,500      DIGITAS INCORPORATED+                                                         3,719,725
         180,000      NEUROCHEM INCORPORATED+                                                       3,155,400
         212,300      PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                              8,765,867
         214,700      SYMYX TECHNOLOGIES INCORPORATED+                                              6,458,176
         498,864      UNITEDGLOBAL.COM INCORPORATED+                                                4,819,026

                                                                                                   48,866,561
                                                                                              ---------------

FURNITURE & FIXTURES - 1.58%
         619,200      BE AEROSPACE INCORPORATED+                                                    7,207,488
         363,500      TEMPUR-PEDIC INTERNATIONAL+((                                                 7,706,200

                                                                                                   14,913,688
                                                                                              ---------------

HEALTH SERVICES - 1.49%
         333,900      COMMUNITY HEALTH SYSTEMS+((                                                   9,309,132
         202,650      LCA-VISION INCORPORATED                                                       4,739,984

                                                                                                   14,049,116
                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.64%
         362,800      CAPITAL LEASE FUNDING INC.                                                    4,535,000
         457,600      SAXON CAPITAL INCORPORATED                                                   10,977,824

                                                                                                   15,512,824
                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.66%
         318,700      BROOKSTONE INCORPORATED+                                                      6,230,585
                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.44%
         340,800      LODGIAN INCORPORATED+                                                         4,191,840
                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.94%
         157,600      ENGINEERED SUPPORT SYSTEMS INCORPORATED                                       9,333,072
         723,300      MAXTOR CORPORATION+                                                           3,833,490
         145,500      WATSCO INCORPORATED                                                           5,124,510

                                                                                                   18,291,072
                                                                                              ---------------

INSURANCE CARRIERS - 2.88%
         219,700      ARGONAUT GROUP INCORPORATED+                                                  4,642,261
         290,300      AXIS CAPITAL HOLDINGS LIMITED                                                 7,942,608

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                   VALUE

INSURANCE COMPANIES (CONTINUED)
         170,700      DIRECT GENERAL CORPORATION((                                            $     5,479,470
         102,400      MOLINA HEALTHCARE INCORPORATED+((                                             4,749,312
         172,100      PXRE GROUP LIMITED                                                            4,338,641

                                                                                                   27,152,292
                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.68%
         209,800      ANIMAS CORPORATION+                                                           3,279,174
         310,700      ARTHROCARE CORPORATION+((                                                     9,961,042
         158,300      BEI TECHNOLOGIES INCORPORATED                                                 4,888,304
         210,300      COHERENT INCORPORATED+                                                        6,401,532
         148,600      COOPER COMPANIES INCORPORATED((                                              10,489,674
         291,700      ESTERLINE TECHNOLOGIES CORPORATION+                                           9,524,005
         265,000      FORMFACTOR INCORPORATED+                                                      7,192,100
         117,800      SONOSITE INCORPORATED+((                                                      3,999,310
         256,100      WRIGHT MEDICAL GROUP INCORPORATED+((                                          7,298,850

                                                                                                   63,033,991
                                                                                              ---------------

MISCELLANEOUS RETAIL - 1.29%
         593,000      MARVEL ENTERPRISES INCORPORATED+                                             12,144,640
                                                                                              ---------------

MOTION PICTURES - 0.64%
         234,000      MACROVISION CORPORATION+                                                      6,018,480
                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.87%
         220,100      OVERNITE CORPORATION                                                          8,196,524
                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.24%
         263,600      ADVANCE AMERICA CASH ADVANCE CENTERS INCORPORATED+((                          6,036,440
         455,000      CAPITALSOURCE INCORPORATED+                                                  11,679,850
         144,500      ENCORE CAPITAL GROUP INCORPORATED+                                            3,436,210

                                                                                                   21,152,500
                                                                                              ---------------

OIL & GAS EXTRACTION - 2.57%
         819,900      GLOBAL INDUSTRIES LIMITED+                                                    6,796,971
         156,900      PIONEER NATURAL RESOURCES                                                     5,507,190
         649,500      TODCO+                                                                       11,963,790

                                                                                                   24,267,951
                                                                                              ---------------

PAPER & ALLIED PRODUCTS - 0.53%
         328,700      GLATFELTER                                                                    5,022,536
                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 1.93%
         461,000      ALLEGHENY TECHNOLOGIES INCORPORATED                                           9,989,870
         355,800      BELDEN CDT INCORPORATED                                                       8,254,560

                                                                                                   18,244,430
                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES                SECURITY NAME                                                                   VALUE

RAILROAD TRANSPORTATION - 0.64%
         216,300      GENESEE & WYOMING INCORPORATED+                                         $     6,084,519
                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.59%
         346,150      JARDEN CORPORATION+((                                                        15,036,756
                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.19%
       1,865,700      INSTINET GROUP INCORPORATED+                                                 11,250,171
                                                                                              ---------------

TRANSPORTATION BY AIR - 1.27%
         157,000      CHC HELICOPTER CORPORATION                                                    6,688,200
         265,500      SKYWEST INCORPORATED                                                          5,325,930

                                                                                                   12,014,130
                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 2.16%
         484,000      GENCORP INCORPORATED((                                                        8,987,880
         423,200      WABASH NATIONAL CORPORATION+                                                 11,396,776

                                                                                                   20,384,656
                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.18%
         532,000      ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+((                                11,182,640
                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 2.54%
         268,000      CYTYC CORPORATION+                                                            7,388,760
         276,300      HUGHES SUPPLY INCORPORATED                                                    8,938,305
         435,700      NAVARRE CORPORATION+((                                                        7,668,320

                                                                                                   23,995,385
                                                                                              ---------------

TOTAL COMMON STOCK (COST $754,533,046)                                                            888,750,846
                                                                                              ---------------

COLLATERAL FOR SECURITIES LENDING - 5.24%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.37%
         572,220      FEDERATED INVESTORS PRIME OBLIGATIONS FUND                                      572,220
       2,912,539      SHORT TERM INVESTMENTS COMPANY LIQUID ASSETS PORTFOLIO                        2,912,540

                                                                                                    3,484,760
                                                                                              ---------------

PRINCIPAL                                                                INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS -4.87%
      31,000,000      MORGAN STANLEY AGENCY MORTGAGE REPURCHASE GREEMENT       2.20%    01/03/05   31,000,000
      15,000,000      BEAR STEARNS INTL ABS REP REPURCHASE AGREEMENT           2.36%    01/03/05   15,000,000

                                                                                                   46,000,000
                                                                                              ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $49,484,760)                                       49,484,760
                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                       INTEREST RATE MATURITY DATE      VALUE

CORPORATE BONDS & NOTES - 0.00%
WHOLESALE TRADE-DURABLE GOODS - 0.00%
$         39,208      TIMCO AVIATION SERVICES INCORPORATED&&&(A)^^     8.00%     01/02/2007   $             0
                                                                                              ---------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                   0
                                                                                              ---------------


SHARES

PREFERRED STOCKS - 0.00%
          26,000      TIMCO AVIATION SERVICES INCORPORATED+&&&(A)                                           2

TOTAL PREFERRED STOCKS (COST $0)                                                                            2
                                                                                              ---------------

WARRANTS - 0.00%
          36,152      TIMCO AVIATION SERVICES INCORPORATED (EXPIRES ON FEB 27, 2007)+(A)                    4

TOTAL WARRANTS (COST $0)                                                                                    4
                                                                                              ---------------

SHORT-TERM INVESTMENTS - 0.64%
MUTUAL FUND - 0.64%
       6,063,034      WELLS FARGO MONEY MARKET TRUST~++                                             6,063,034
                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,063,034)                                                      6,063,034
                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $810,080,940)*                              100.00%                                     $   944,298,646
                                                  -------                                     ---------------


+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE
    INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.
^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.
(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,063,034.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $28,308,400. THE TOTAL COLLATERAL RECEIVED REPRESENTS 103.97% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------


SHARES        SECURITY NAME                                                             VALUE

COMMON STOCK - 89.14%
AMUSEMENT & RECREATION SERVICES - 0.99%
    136,620   GAYLORD ENTERTAINMENT COMPANY+                                       $   5,673,829
                                                                                   -------------

APPAREL & ACCESSORY STORES - 1.96%
    303,340   CACHE INCORPORATED+                                                      5,466,187
    204,530   JOS A BANK CLOTHIERS INCORPORATED+((                                     5,788,199

                                                                                      11,254,386
                                                                                   -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.76%
    225,350   RUSSELL CORPORATION                                                      4,389,818
                                                                                   -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.90%
    172,346   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                            5,204,849
                                                                                   -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 2.37%
    169,250   WALTER INDUSTRIES INCORPORATED((                                         5,708,802
    269,850   WCI COMMUNITIES INCORPORATED+                                            7,933,590

                                                                                      13,642,392
                                                                                   -------------

BUSINESS SERVICES - 2.85%
    315,690   BISYS GROUP INCORPORATED+                                                5,193,100
    172,200   INTERGRAPH CORPORATION+                                                  4,637,346
    145,230   NCO GROUP INCORPORATED+                                                  3,754,196
    355,320   RENT-WAY INCORPORATED+((                                                 2,846,113

                                                                                      16,430,755
                                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 3.94%
    322,580   AGRIUM INCORPORATED                                                      5,435,473
    462,060   CROMPTON CORPORATION                                                     5,452,308
    203,190   GREAT LAKES CHEMICAL CORPORATION                                         5,788,883
    162,580   LUBRIZOL CORPORATION                                                     5,992,699

                                                                                      22,669,363
                                                                                   -------------

COAL MINING - 0.87%
    143,930   MASSEY ENERGY COMPANY                                                    5,030,353
                                                                                   -------------

COMMUNICATIONS - 2.52%
    877,180   CINCINNATI BELL INCORPORATED+                                            3,640,297
    221,710   CT COMMUNICATIONS INCORPORATED                                           2,727,033
    232,690   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                            5,019,123
    495,600   MEDIACOM COMMUNICATIONS CORPORATION+                                     3,097,500

                                                                                      14,483,953
                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE

DEPOSITORY INSTITUTIONS - 8.51%
    219,156   BROOKLINE BANCORP INCORPORATED                                       $   3,576,626
     97,940   CULLEN FROST BANKERS INCORPORATED                                        4,759,884
    231,390   DIME COMMUNITY BANCSHARES                                                4,144,195
     90,440   FIRST REPUBLIC BANK                                                      4,793,320
    229,130   FRANKLIN BANK CORPORATION+                                               4,181,622
    323,810   NEWALLIANCE BANCSHARES INCORPORATED                                      4,954,293
     86,760   PFF BANCORP INCORPORATED                                                 4,019,591
    241,930   PROVIDENT FINANCIAL SERVICES INCORPORATED                                4,686,184
    178,180   SOUTH FINANCIAL GROUP INCORPORATED                                       5,796,195
    167,380   SUSQUEHANNA BANCSHARES INCORPORATED                                      4,176,131
    154,280   UMPQUA HOLDINGS CORPORATION                                              3,889,399

                                                                                      48,977,440
                                                                                   -------------

EATING & DRINKING PLACES - 2.81%
    844,520   CKE RESTAURANTS INCORPORATED+((                                         12,253,985
    134,900   LANDRY'S RESTAURANTS INCORPORATED((                                      3,920,194

                                                                                      16,174,179
                                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.99%
          0   ALLETE INCORPORATED                                                              1
    209,340   ALLIANT ENERGY CORPORATION                                               5,987,124
    268,800   CLECO CORPORATION                                                        5,445,888

                                                                                      11,433,013
                                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.00%
    287,940   C-COR INCORPORATED+                                                      2,677,842
    311,400   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                      5,063,364
    542,110   GRAFTECH INTERNATIONAL LIMITED+                                          5,128,361
    531,690   JACUZZI BRANDS INCORPORATED+                                             4,625,703
    208,700   OMNIVISION TECHNOLOGIES INCORPORATED+((                                  3,829,645
    279,100   PLEXUS CORPORATION+                                                      3,631,091
    225,470   TECHNITROL INCORPORATED+                                                 4,103,554
    242,600   WESTAR ENERGY INCORPORATED                                               5,548,262

                                                                                      34,607,822
                                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.78%
    195,680   INFRASOURCE SERVICES INCORPORATED+                                       2,543,840
    239,980   URS CORPORATION+                                                         7,703,358

                                                                                      10,247,198
                                                                                   -------------

FOOD & KINDRED PRODUCTS - 1.55%
    232,600   GOLD KIST INCORPORATE+                                                   3,168,012


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                            VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
    386,640   HERCULES INCORPORATED+                                               $   5,741,604

                                                                                       8,909,616
                                                                                   -------------

HEALTH SERVICES - 2.26%
    667,730   BEVERLY ENTERPRISES INCORPORATED+((                                      6,109,730
    185,020   TRIAD HOSPITALS INCORPORATED+                                            6,884,594

                                                                                      12,994,324
                                                                                   -------------

HOLDING & OTHER INVESTMENT OFFICES - 11.22%
     62,500   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                             4,651,250
    283,360   BIOMED PROPERTY TRUST INCORPORATED                                       6,293,426
    132,730   EASTGROUP PROPERTIES INCORPORATED                                        5,086,214
    246,990   EQUITY ONE INCORPORATED                                                  5,861,073
    362,890   FELCOR LODGING TRUST INCORPORATED+((                                     5,316,338
    130,060   GLADSTONE CAPITAL CORPORATION                                            3,082,422
    110,210   KILROY REALTY CORPORATION                                                4,711,477
    165,930   LASALLE HOTEL PROPERTIES                                                 5,281,552
    234,850   NATIONWIDE HEALTH PROPERTIES INCORPORATED((                              5,577,687
    173,610   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                7,430,508
    112,130   SOVRAN SELF STORAGE INCORPORATED                                         4,725,158
    335,650   STRATEGIC HOTEL CAPITAL INCORPORATED                                     5,538,225
     48,460   SUNSTONE HOTEL INVESTORS INCORPORATED                                    1,006,999

                                                                                      64,562,329
                                                                                   -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.66%
    146,860   COST PLUS INCORPORATED+                                                  4,718,612
    195,470   LINENS 'N THINGS INCORPORATED+((                                         4,847,656

                                                                                       9,566,268
                                                                                   -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.10%
    181,500   AZTAR CORPORATION+                                                       6,337,980
                                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.22%
    264,600   EMULEX CORPORATION+((                                                    4,455,864
    363,790   NETGEAR INCORPORATED+((                                                  6,617,340
    182,032   SPARTECH CORPORATION                                                     4,931,247
    226,840   ULTRATECH INCORPORATED+((                                                4,275,934
    372,800   WESTERN DIGITAL CORPORATION+                                             4,041,152
    165,500   YORK INTERNATIONAL CORPORATION                                           5,716,370

                                                                                      30,037,907
                                                                                   -------------

INSURANCE CARRIERS - 4.61%
    339,080   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY((                        3,651,892
     47,640   AMERIGROUP CORPORATION+                                                  3,604,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                              VALUE

INSURANCE CARRIERS (CONTINUED)
    189,870   ARGONAUT GROUP INCORPORATED+                                         $   4,011,953
    122,340   INFINITY PROPERTY AND CASUALTY CORPORATION                               4,306,368
    155,400   PLATINUM UNDERWRITERS HOLDINGS LIMITED                                   4,832,940
    395,310   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                                6,115,446

                                                                                      26,523,041
                                                                                   -------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 1.21%
    324,780   LAIDLAW INTERNATIONAL INCORPORATED+                                      6,950,292
                                                                                   -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.63%
    117,200   ARROW INTERNATIONAL INCORPORATED                                         3,632,028
                                                                                   -------------

MISCELLANEOUS RETAIL - 1.16%
    296,300   ACTION PERFORMANCE COMPANIES INCORPORATED((                              3,256,337
    124,860   LONGS DRUG STORES CORPORATION                                            3,442,390

                                                                                       6,698,727
                                                                                   -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.60%
    147,690   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                        3,441,177
                                                                                   -------------

OIL & GAS EXTRACTION - 3.64%
    420,800   BRIGHAM EXPLORATION COMPANY+                                             3,787,200
    211,740   CARRIZO OIL AND GAS INCORPORATED+                                        2,392,662
    434,310   KEY ENERGY SERVICES INCORPORATED+                                        5,124,858
    110,530   OCEANEERING INTERNATIONAL INCORPORATED+                                  4,124,980
    182,130   WHITING PETROLEUM CORPORATION+                                           5,509,432

                                                                                      20,939,132
                                                                                   -------------

PAPER & ALLIED PRODUCTS - 0.61%
    209,030   CARAUSTAR INDUSTRIES INCORPORATED+                                       3,515,885
                                                                                   -------------

PERSONAL SERVICES - 0.70%
     92,530   G & K SERVICES INCORPORATED CLASS A                                      4,017,653
                                                                                   -------------

PRIMARY METAL INDUSTRIES - 1.79%
    392,970   GENERAL CABLE CORPORATION+((                                             5,442,635
    145,150   LONE STAR TECHNOLOGIES INCORPORATED+                                     4,856,719

                                                                                      10,299,354
                                                                                   -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.69%
    218,830   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                              3,954,258
                                                                                   -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.66%
    177,550   APPLIED FILMS CORPORATION+                                               3,827,978
                                                                                   -------------



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                              VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.88%
    127,110   CABOT MICROELECTRONICS CORPORATION+((                                $   5,090,756
                                                                                   -------------

TRANSPORTATION EQUIPMENT - 4.25%
    255,690   AFTERMARKET TECHNOLOGY CORPORATION+                                      4,116,609
    235,670   ARVIN INDUSTRIES INCORPORATED                                            5,271,938
    335,860   ORBITAL SCIENCES CORPORATION+((                                          3,973,224
    299,730   TENNECO AUTOMOTIVE INCORPORATED+                                         5,167,345
    125,220   UNITED DEFENSE INDUSTRIES INCORPORATED+                                  5,916,645

                                                                                      24,445,761
                                                                                   -------------

TRANSPORTATION SERVICES - 1.14%
    222,790   GATX CORPORATION                                                         6,585,672
                                                                                   -------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.38%
    294,810   PERFORMANCE FOOD GROUP COMPANY+                                          7,933,337
                                                                                   -------------

WHOLESALE TRADE-DURABLE GOODS - 3.93%
    280,530   ADESA INCORPORATED((                                                     5,952,847
     97,890   BORGWARNER INCORPORATED((                                                5,302,701
    185,050   INTERLINE BRANDS INCORPORATED+((                                         3,255,029
    179,300   TECH DATA CORPORATION+                                                   8,140,220

                                                                                      22,650,797
                                                                                   -------------

TOTAL COMMON STOCK (COST $400,346,683)                                               513,133,622
                                                                                   -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO MASTER PORTFOLIOS
                       PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

    SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                           VALUE

COLLATERAL FOR SECURITIES LENDING - 9.14%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.13%
    436,975   FEDERATED INVESTORS PRIME OBLIGATIONS FUND                           $     436,975
    294,235   SHORT TERM INVESTMENTS CO. LIQUID ASSETS PORTFOLIO                         294,235

                                                                                         731,210
                                                                                   -------------

PRINCIPAL                                                   INTEREST RATE MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 9.01%
  2,000,000   ATLANTIC ASSET SECURITY COMMERCIAL PAPER^         2.28%       01/05/05   1,999,740
  1,000,000   CEDAR SPRING CAPITAL COMPANY COMMERCIAL PAPER^    2.35        01/28/05     998,420
  2,906,000   CORPORATION ASSET SECURITY AUSTRALIA LIMITED
              COMMERCIAL PAPER^                                 2.00        01/07/05   2,905,274
  2,000,000   LEGACY CAPITAL CORPORATION CORPORATION
              COMMERCIAL PAPER^                                 2.36        01/26/05   1,997,080
  2,000,000   VARIABLE FUNDING CAPITAL CORPORATION
              COMMERCIAL PAPER ^                                2.23        01/03/05   2,000,000
 21,000,000   DEUTSCHE BANK A1/P1 MONEY MARKET REPURCHASE
              AGREEMENT                                         2.30        01/03/05  21,000,000
 21,000,000   BEAR STEARNS AND COMPANY AGENCY MORTGAGE
              REPURCHASE AGREEMENT                              2.28        01/03/05  21,000,000

                                                                                      51,900,514
                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING **(COST $52,631,724)                          52,631,724
                                                                                   -------------

SHARES        SECURITY NAME                                                              VALUE

SHORT-TERM INVESTMENTS - 1.72%
MUTUAL FUND - 1.72%
  9,898,395   WELLS FARGO MONEY MARKET TRUST~++                                        9,898,395
                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,898,395)                                         9,898,395
                                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $462,876,802)*                                            100.00%            $ 575,663,741
                                                                -------            -------------

+   NON-INCOME EARNING SECURITIES.
((  ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)
++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,898,395.
~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.
** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,948,000. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.26% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.
* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.



THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Master
Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                  Wells Fargo Master Trust


                                                  By:      /s/Karla M. Rabusch

                                                           Karla M. Rabusch
                                                           President



                                                  By:      /s/Stacie D. DeAngelo

                                                           Stacie D. DeAngelo
                                                           Treasurer

Date:  February 15, 2005

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                 Wells Fargo Master Trust



                                                 By:      /s/Karla M. Rabusch

                                                          Karla M. Rabusch
                                                          President



                                                 By:      /s/Stacie D. DeAngelo


                                                          Stacie D. DeAngelo
                                                          Treasurer

Date: February 15, 2005

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Disciplined Growth Portfolio, Wells Fargo Equity Income Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Equity Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Index Portfolio, Wells Fargo Large Cap Appreciation Portfolio, Wells Fargo Large Cap Value Portfolio, Wells Fargo Large Company Growth Portfolio, Wells Fargo Overseas Portfolio, Wells Fargo Small Cap Index Portfolio, Wells Fargo Small Company Growth Portfolio, and Wells Fargo Small Company Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 15, 2005

/s/Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Disciplined Growth Portfolio, Wells Fargo Equity Income Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Equity Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Index Portfolio, Wells Fargo Large Cap Appreciation Portfolio, Wells Fargo Large Cap Value Portfolio, Wells Fargo Large Company Growth Portfolio, Wells Fargo Overseas Portfolio, Wells Fargo Small Cap Index Portfolio, Wells Fargo Small Company Growth Portfolio, and Wells Fargo Small Company Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):
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         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  February 15, 2005

/s/Stacie D. DeAngelo

Stacie D. DeAngelo
Treasurer
Wells Fargo Master Trust